    AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2007

                       Securities Act File No. 333-92415
                    Investment Company Act File No. 811-9721

              ----------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
              ----------------------------------------------------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 17 [X]
                                       And
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 20 [X]

              ----------------------------------------------------

                               FIXED INCOME SHARES
               (Exact Name of Registrant as Specified in Charter)

                C/O Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                    (Address of Principal Executive Officer)

       Registrant's Telephone Number, including Area Code: (212) 739-3369

                          ----------------------------

                                    Copy to:

Thomas J. Fuccillo., Esq.                          David C. Sullivan, Esq.
c/o Allianz Global Investors                       Ropes & Gray LLP
1345 Avenue of the Americas                        One International Place
New York, New York 10105                           Boston, Massachusetts 02110
(Name and address of Agent for Service)

--------------------

It is proposed that this filing will become effective:

[X] Immediately upon filing pursuant to paragraph (b),
[ ] On_____________pursuant to paragraph (b),
[ ] 60 days after filing pursuant to paragraph (a)(1),
[ ] On ________ pursuant to paragraph (a)(1),
[ ] 75 days after filing pursuant to paragraph (a)(2),
[ ] On _________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed Post-Effective Amendment

                                                                      Prospectus

                                                                   MARCH 1, 2007

--------------------------------------------------------------------------------
Fixed Income SHares (FISH)

FISH: SERIES C,         ABOUT FIXED INCOME SHARES (FISH):
FISH: SERIES M,
FISH: SERIES R          Developed by Pacific Investment Management Company ("PIMCO") exclusively for use within separately managed accounts, FISH represent shares of specialized bond portfolios. They are used in combination with selected individual securities to effectively model institutional-level investment strategies. FISH can permit greater diversification than smaller managed accounts might otherwise achieve.

                        PIMCO uses these specialized bond portfolios within the PIMCO Total Return and PIMCO Real Return managed account portfolios.

                        Within the PIMCO Total Return managed account portfolio:

                        FISH: SERIES C, investing primarily in U.S. and foreign fixed-income instruments.

                        FISH: SERIES M, investing primarily in mortgage- and other asset-backed securities.

                        Within the PIMCO Real Return managed account portfolio:

                        FISH SERIES R, investing primarily in inflation-indexed fixed-income securities.

THIS COVER IS NOT PART OF THE PROSPECTUS.                       Allianz[LOGO]
                                                                Global Investors

                        Fixed Income SHares ("FISH") Prospectus

FISH: SERIES C          This Prospectus explains what you should know about each Portfolio before you invest. Please read it
FISH: SERIES M          carefully.
FISH: SERIES R
(EACH A "PORTFOLIO")    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF
                        THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

March 1, 2007

2 FISH: Series C, FISH: Series M and FISH: Series R

                        Risk/Return Summary

                        The following summaries identify the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of each Portfolio. A more detailed "Summary of
                        Principal Risks" describing principal risks of investing in a Portfolio begins on p. 11. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio are not expected to be the same as those made by other mutual funds managed by each Portfolio's investment adviser, Allianz
                        Global Investors Fund Management LLC (the "Manager") or, each Portfolio's sub-adviser, PIMCO, including mutual funds with investment objectives and policies similar to those of the Portfolios.

                        IT IS POSSIBLE TO LOSE MONEY ON INVESTMENTS IN A PORTFOLIO. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                                                    Prospectus 3

                        FISH: Series C

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL               INVESTMENT OBJECTIVE                            CREDIT QUALITY               DIVIDEND FREQUENCY
INVESTMENTS AND         Seeks maximum total return, consistent          B to Aaa; maximum 50%        Declared daily and distributed
STRATEGIES              with preservation of capital and prudent        below Baa                    monthly
                        investment management                                                        (Dividends are paid in cash)
                                                                        AVERAGE PORTFOLIO DURATION
                                                                        Varies
                        PORTFOLIO FOCUS
                        Intermediate maturity fixed income securities

                        FISH: Series C seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of
                        U.S. and foreign fixed income instruments of the following types:

                        o   corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

                        o   inflation-indexed bonds issued by corporations;

                        o   structured notes, including hybrid or "indexed" securities and event-linked bonds;

                        o   loan participations and assignments;

                        o   delayed funding loans and revolving credit facilities;

                        o   bank certificates of deposit, fixed time deposits and bankers' acceptances;

                        o   repurchase agreements and reverse repurchase agreements;

                        o   debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

                        o   obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises;

                        o   obligations of international agencies or supranational entities;

                        o   obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

                        o   mortgage-related and other asset-backed securities; and

                        o   derivative instruments that have economic characteristics similar to the securities referenced above.

                        The Portfolio may invest up to 50% of its assets in high yield securities ("junk bonds") rated B or higher by Standard & Poor's Ratings Service ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if
                        unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest upto 30% of its assets in securities denominated in foreign currencies. However, foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund's total assets. The
                        Portfolio may invest up to 15% of its assets in securities of issuers that are tied economically to countries with developing (or "emerging market") securities markets.

                        The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S.
                        Government, its agencies or instrumentalities. Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation, but are subject to the 30% limitation set forth below.

                        The Portfolio may invest up to 30% of its assets in mortgage-related and other asset-backed securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
                        Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                        The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                        The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

                        The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), as it
                        may be amended or interpreted by the Securities and Exchange Commission (the "SEC") from time to time.

4 FISH: Series C, FISH: Series M and FISH: Series R

                        FISH: Series C continued

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS         Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

                        o   Interest Rate Risk    o   Emerging Markets Risk    o   Issuer Non-Diversification Risk
                        o   Credit Risk           o   Derivatives Risk         o   Currency Risk
                        o   Market Risk           o   Liquidity Risk           o   Leveraging Risk
                        o   Foreign (non-U.S.)    o   Management Risk          o   Issuer Risk
                            Investment Risk       o   Mortgage Risk            o   High Yield Risk

                        Please see "Summary of Principal Risks" for a description of these and other risks of investing in the
                        Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE             Below is summary performance information for the Portfolio in a bar chart and an Average Annual Total
INFORMATION             Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

                        After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                        [BAR CHART OMITTED]

                        CALENDAR YEAR TOTAL RETURNS

                        Annual Return

                        14.31%  8.13%   13.31%  8.78%   4.78%   5.96%

                        '01     '02     '03     '04     '05     '06

                        Calendar Year End (through 12/31)

                        AVERAGE ANNUAL TOTAL RETURNS                                                              Since Inception
                        (for periods ended 12/31/06)                                         1 Year(2)   5 Year      (3/17/00)
                        ---------------------------------------------------------------------------------------------------------

                        FISH: Series C return before taxes                                     5.96%     8.29%         9.89%
                        ---------------------------------------------------------------------------------------------------------
                        FISH: Series C return after taxes on distributions                     3.69%     5.71%         7.01%
                        ---------------------------------------------------------------------------------------------------------
                        FISH: Series C return after taxes on distributions and sale
                        of Portfolio shares                                                    3.97%     5.59%         6.78%
                        ---------------------------------------------------------------------------------------------------------
                        Lehman Intermediate U.S. Credit Index(1)                               4.50%     5.36%         6.61%
                        ---------------------------------------------------------------------------------------------------------

                        (1) The Lehman Intermediate U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes with intermediate maturities ranging from 1 to 10 years.
                        Securities must also meet specific liquidity and quality requirements. It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

                        (2) One year returns are not an average.

                        HIGHEST AND LOWEST QUARTER RETURNS
                        (for periods shown in bar chart)
                        -----------------------------------------
                        Highest (10/1/02--12/31/02)        7.81%
                        -----------------------------------------
                        Lowest (4/1/04--6/30/04)          (3.56%)

------------------------------------------------------------------------------------------------------------------------------------
FEES AND EXPENSES OF    These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio:(1)
THE PORTFOLIO

                        SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           Maximum Sales Charge (Load) Imposed       Maximum Contingent Deferred Sales Charge (Load)
                                           on Purchases (as a percentage of          (as a percentage of original purchase price)
                                           offering price)
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series C     0%                                        0%
                        ------------------------------------------------------------------------------------------------------------

                        ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                     Distribution                  Total Annual         Fee Waiver/
                                         Advisory    and/or Service   Other        Portfolio            Expense             Net
                                         Fees*       (12b-1) Fees     Expenses**   Operating Expenses   Reimbursements***   Expenses
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series C   0%          0%               0.07%        0.07%                0.07%               0%
                        ------------------------------------------------------------------------------------------------------------

                        * See Note 1 below.

                        ** The amount under "Other Expenses" reflects the approximate amount of operating expenses of the
                        Portfolio which are paid for by the Manager or its affiliates. See Note 1 below.

                        *** The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the
                        Portfolio, except extraordinary expenses.

                        EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                              Example: With or without redemption at the end of each period
                                              YEAR 1                    YEAR 3                  YEAR 5                  YEAR 10
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series C        $0                        $0                      $0                      $0
                        ------------------------------------------------------------------------------------------------------------

                        (1) The tables show net expenses of the Portfolio as 0%, reflecting the fact that the Manager or its affiliates are absorbing all expenses of operating the Portfolio, and the Manager and PIMCO do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Manager or PIMCO.
                            Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

                                                                    Prospectus 5

                        FISH: Series M

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL               INVESTMENT OBJECTIVE                            CREDIT QUALITY               DIVIDEND FREQUENCY
INVESTMENTS AND         Seeks maximum total return, consistent          B to Aaa; maximum 50%        Declared daily and distributed
STRATEGIES              with preservation of capital and prudent        below Baa                    monthly
                        investment management                                                        (Dividends are paid in cash)
                                                                        AVERAGE PORTFOLIO DURATION
                                                                        Varies

                        PORTFOLIO FOCUS
                        Intermediate maturity mortgage-backed securities

                        FISH: Series M seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of fixed income instruments comprised of mortgage- and other asset-backed securities, including:

                        o   mortgage pass-through securities;

                        o   collateralized mortgage obligations;

                        o   commercial mortgage-backed securities;

                        o   mortgage dollar rolls;

                        o   stripped mortgage-backed securities;

                        o   debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

                        o   bank certificates of deposit, fixed time deposits and bankers' acceptances;

                        o   other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property; and

                        o   derivative instruments that have economic characteristics similar to the securities referenced above.

                        The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                        The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                        The Portfolio may invest up to 50% of its assets in high yield mortgage-backed securities ("junk bonds"), including commercial mortgage-backed securities, rated B or higher by S&P or Moody's or, if unrated, determined by PIMCO to be of comparable quality.

                        The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, which may relate to fixed income securities, interest rates, commodities, real estate and other assets, and related indices. The Portfolio may invest without limit in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the
                        Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

                        The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

6 FISH: Series C, FISH: Series M and FISH: Series R

                        FISH: Series M continued

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL RISKS         Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

                            o   Mortgage Risk         o   Derivatives Risk                   o   Leveraging Risk
                            o   Interest Rate Risk    o   Liquidity Risk                     o   Issuer Risk
                            o   Credit Risk           o   Management Risk                    o   High Yield Risk
                            o   Market Risk           o   Issuer Non-Diversification Risk

                        Please see "Summary of Principal Risks" for a description of these and other risks of investing in the
                        Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE             Below is summary performance information for the Portfolio in a bar chart and an Average Annual Total
INFORMATION             Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

                        After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                        [BAR CHART OMITTED]

                        CALENDAR YEAR TOTAL RETURN

                        Annual Return

                        11.22%  15.79%  7.03%   6.83%   3.55%   6.31%

                        '01     '02     '03     '04     '05     '06

                        Calendar Yar End (through 12/31)

                        AVERAGE ANNUAL TOTAL RETURNS                                                             Since Inception
                        (for periods ended 12/31/06)                                  1 Year(2)      5 Year         (3/17/00)
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series M return before taxes                              6.31%         7.82%           9.47%
                        ------------------------------------------------------------------------------------------------------------
                        FISH: Series M return after taxes on distributions              4.38%         5.39%           6.62%
                        ------------------------------------------------------------------------------------------------------------
                        FISH: Series M return after taxes on distributions and
                        sale of Portfolio shares                                        4.05%         5.25%           6.40%
                        ------------------------------------------------------------------------------------------------------------
                        Lehman Fixed Rate Mortgage-Backed
                        Securities Index(1)                                             5.22%         4.84%           6.23%
                        ------------------------------------------------------------------------------------------------------------

                        (1) The Lehman Fixed Rate Mortgage-Backed Securities Index is an unmanaged index of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). It is not
                        possible to invest directly in an unmanaged index. The index does not reflect deductions for fees, expenses or taxes.

                        (2) One year returns are not an average.

                            HIGHEST AND LOWEST QUARTER RETURNS
                             (for periods shown in bar chart)
                        ------------------------------------------
                        Highest (7/1/06--9/30/06)           7.23%
                        ------------------------------------------
                        Lowest (4/1/04--6/30/04)           (1.92)%

------------------------------------------------------------------------------------------------------------------------------------
FEES AND EXPENSES OF    These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio:(1)
THE PORTFOLIO           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             Maximum Sales Charge (Load) Imposed     Maximum Contingent Deferred Sales Charge (Load)
                                             on Purchases (as a percentage of        (as a percentage of original purchase price)
                                             offering price)
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series M       0%                                                   0%
                        ------------------------------------------------------------------------------------------------------------
                        ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                     Distribution                  Total Annual         Fee Waiver/
                                          Advisory   and/or Service   Other        Portfolio            Expense             Net
                                          Fees*      (12b-1) Fees     Expenses**   Operating Expenses   Reimbursements***   Expenses
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series M    0%         0%               0.07%        0.07%                0.07%               0%
                        ------------------------------------------------------------------------------------------------------------

                        * See Note 1 below.

                        ** The amount under "Other Expenses" reflects the approximate amount of operating expenses of the
                        Portfolio which are paid for by the Manager or its affiliates. See Note 1 below.

                        *** The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the
                        Portfolio, except extraordinary expenses.

                        EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                              Example: With or without redemption at the end of each period
                                              YEAR 1                    YEAR 3                  YEAR 5                  YEAR 10
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series M        $0                        $0                      $0                       $0
                        ------------------------------------------------------------------------------------------------------------

                        (1) The tables show net expenses of the Portfolio as 0%, reflecting the fact that the Manager or its affiliates are absorbing all expenses of operating the Portfolio, and the Manager and PIMCO do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Manager or PIMCO.
                            Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

                                                                    Prospectus 7

                        FISH: Series R

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL               INVESTMENT OBJECTIVE                            CREDIT QUALITY               DIVIDEND FREQUENCY
INVESTMENTS AND         Seeks maximum real return, consistent           B to Aaa; maximum 20%        Declared daily and distributed
STRATEGIES              with preservation of real capital and prudent   below Baa                    monthly
                        investment management                                                        (Dividends are paid in cash)
                                                                        AVERAGE PORTFOLIO DURATION
                                                                        Varies
                        PORTFOLIO FOCUS
                        Inflation-indexed fixed income securities

                        FISH: Series R seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign fixed income instruments. The Portfolio may invest in a variety of fixed income securities and related instruments, including (but not limited to):

                        o   inflation-indexed bonds issued by both U.S. and non-U.S. governments and corporations, including
                            Treasury Inflation Protected Securities (TIPS);

                        o   corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

                        o   obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

                        o   obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises;

                        o   obligations of international agencies or supranational entities;

                        o   debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

                        o   mortgage-related and other asset-backed securities;

                        o   floating and variable rate debt instruments;

                        o   structured notes, including hybrid or "indexed" securities and event-linked bonds;

                        o   loan participations and assignments;

                        o   delayed funding loans and revolving credit facilities;

                        o   bank certificates of deposit, fixed time deposits and bankers' acceptances;

                        o   repurchase agreements and reverse repurchase agreements; and

                        o   derivative instruments that have economic characteristics similar to the securities referenced above.

                        In pursuing its investment objective of real return, the Portfolio ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds of various maturities issued by U.S. and
                        non-U.S. governments, their agencies or instrumentalities, and corporations. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the non-seasonally adjusted Consumer Price Index for All Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. Certain securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                        The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its assets in high yield securities ("junk bonds") rated B or higher by S&P or Moody's, or, if unrated, determined by
                        PIMCO to be of comparable quality. The Portfolio may invest up to 50% of its assets in securities denominated in non-U.S. currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 20% of its assets in securities of issuers that are tied economically to countries with developing (or "emerging") securities markets. However, foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund's total assets.

8 FISH: Series C, FISH: Series M and FISH: Series R

                        FISH: Series R continued

------------------------------------------------------------------------------------------------------------------------------------
                        The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years) based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                        The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, which may relate to fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. The Portfolio may lend its securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

                        The Portfolio will not change its policy to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

                                                                    Prospectus 9

                        FISH: Series R continued

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS         Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

                           o   Interest Rate Risk    o   Emerging Markets Risk    o   Issuer Non-Diversification Risk
                           o   Credit Risk           o   Derivatives Risk         o   Currency Risk
                           o   Market Risk           o   Liquidity Risk           o   Leveraging Risk
                           o   Foreign (non-U.S.)    o   Management Risk          o   Issuer Risk
                           o   Investment Risk       o   Mortgage Risk            o   High Yield Risk

                        Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE             Below is summary performance information for the Portfolio in a bar chart and an Average Annual Total
INFORMATION             Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

                        After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                        [BAR CHART OMITTED]

                        CALENDAR YEAR TOTAL RETURN

                        Annual Return

                        3.05%   -0.41%

                        '05     '06

                        AVERAGE ANNUAL TOTAL RETURNS                                                               Since Inception
                        (for periods ended 12/31/06)                                               1 Year(2)          (4/15/04)
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series R return before taxes                                          (0.41)%              3.83%
                        ------------------------------------------------------------------------------------------------------------
                        FISH: Series R return after taxes on distributions                          (1.73)%              2.11%
                        ------------------------------------------------------------------------------------------------------------
                        FISH: Series R return after taxes on distributions and sale of
                        Portfolio shares                                                            (0.26)%              2.28%
                        ------------------------------------------------------------------------------------------------------------
                        Lehman U.S. TIPS Index(1)                                                    0.41%               4.32%
                        ------------------------------------------------------------------------------------------------------------

                        (1) The Lehman U.S. TIPS Index is an unmanaged index comprised of all U.S. Treasury Inflation Protected
                            Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million per amount outstanding. It is not possible to directly invest in the index. The index does not reflect deduction for fees, expenses or taxes.

                        (2) One year returns are not an average.

                            HIGHEST AND LOWEST QUARTER RETURNS
                            (for periods shown in bar chart)
                        -----------------------------------------
                        Highest (07/01/04--9/30/04)        3.97%
                        -----------------------------------------
                        Lowest (10/01/06--12/31/06)       (2.62%)

------------------------------------------------------------------------------------------------------------------------------------
FEES AND EXPENSES OF    These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio:(1)
THE PORTFOLIO

                        SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             Maximum Sales Charge (Load) Imposed     Maximum Contingent Deferred Sales Charge (Load)
                                             on Purchases (as a percentage of        (as a percentage of original purchase price)
                                             offering price)
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series R       0%                                      0%
                        ------------------------------------------------------------------------------------------------------------
                        ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                     Distribution                  Total Annual         Fee Waiver/
                                          Advisory   and/or Service   Other        Portfolio            Expense             Net
                                          Fees*      (12b-1) Fees     Expenses**   Operating Expenses   Reimbursements***   Expenses
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series R    0%         0%               0.07%        0.07%                0.07%               0%
                        ------------------------------------------------------------------------------------------------------------

                        * See Note 1 below.

                        ** The amount under "Other Expenses" reflects the approximate amount of operating expenses of the
                        Portfolio which are paid for by the Manager or its affiliates. See Note 1 below.

                        ** The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the
                        Portfolio, except extraordinary expenses.

                        EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                              Example: With or without redemption at the end of each period
                                              YEAR 1                    YEAR 3                  YEAR 5                  YEAR 10
                        ------------------------------------------------------------------------------------------------------------

                        FISH: Series R        $0                        $0                      $0                      $0
                        ------------------------------------------------------------------------------------------------------------

                        (1) The tables show net expenses of the Portfolio as 0%, reflecting the fact that the Manager or its affiliates are absorbing all expenses of operating the Portfolio, and the Manager and PIMCO do not charge any fees to the Portfolio (which may be viewed as an effective waiver). You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs, including those sponsored by investment advisers and broker-dealers unaffiliated with the Portfolio, the Manager or PIMCO.
                            Participants in these programs pay a "wrap" fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

10 FISH: Series C, FISH: Series M and FISH: Series R

                        Summary of Principal Risks

                        The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's portfolio as a whole are called "principal risks." The principal risks of each
                        Portfolio are identified in the Portfolio Summaries and are summarized in this section. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time. Securities and investment techniques that appear in
                        BOLD TYPE are described in greater detail under "Characteristics and Risks of Securities and Investment
                        Techniques" in this prospectus. That section and "Investment Objectives and Policies" in the Statement of
                        Additional Information also include more information about the Portfolios, their investments and the related risks. There is no guarantee that a Portfolio will be able to achieve its investment objective. It is possible to lose money by investing in each of the Portfolios.

INTEREST RATE RISK      As interest rates rise, the value of fixed income securities held by a Portfolio is likely to decrease.
                        Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Some investments give the issuer the option to call, or redeem, these investments before their maturity date. If an issuer "calls" its security during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

CREDIT RISK             A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a DERIVATIVES contract, REPURCHASE AGREEMENT or LOAN OF PORTFOLIO SECURITIES, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in CREDIT RATINGS.

HIGH YIELD RISK         Each Portfolio, through its investments in HIGH YIELD SECURITIES and UNRATED SECURITIES of similar credit quality (commonly known as "junk bonds"), may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Portfolio's ability to sell its high yield securities (liquidity risk). If the issuer of a security is in default with respect to interest payments or principal payments, a Portfolio may lose its entire investment.

MARKET RISK             The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably.
                        Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

ISSUER RISK             The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

LIQUIDITY RISK          Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in ILLIQUID SECURITIES may reduce the return of the Portfolio because it may be unable to sell such illiquid securities at an advantageous time or price. Investments in FOREIGN SECURITIES, DERIVATIVES or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

                                                                   Prospectus 11

DERIVATIVES RISK        The Portfolios may invest without limit in DERIVATIVES, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and
                        Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment
                        Objectives and Policies" in the Statement of Additional Information. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolios may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. Derivatives also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. When investing in a derivative instrument, a Portfolio could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a
                        Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, a Portfolio's use of derivatives may increase the taxes payable by shareholders.

                        The Portfolios may invest in commodity-linked derivative instruments to the extent that the Portfolios'
                        exposure to commodities through these instruments is 5% or less of the Portfolio's total assets at the time of investment (although the Portfolios may invest directly in other commodity-related investments independent of this restriction). The Portfolios' investments in commodity-linked derivative instruments may subject the Portfolios to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

                        The Portfolios may invest in real-estate linked derivative instruments to the extent that a Portfolio's exposure to real estate through these instruments is 5% or less of the Portfolios' total assets at the time of investment (although the Portfolio may invest directly in other real estate-related investments independent of this restriction). To the extent the Portfolios invest in real estate-linked derivative instruments, they are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

MORTGAGE RISK           Because the Portfolios may purchase MORTGAGE-RELATED SECURITIES, they are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, when holding mortgage-related securities in a period of rising interest rates, a Portfolio may exhibit additional volatility. This is known as extension risk.
                        In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because it will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. FISH: Series M is particularly sensitive to mortgage risk because the Portfolio normally invests substantially in mortgage-related securities.

FOREIGN (NON-U.S.)      The Portfolios, which may invest in FOREIGN SECURITIES, may experience more rapid and extreme changes in
INVESTMENT RISK         value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. currencies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S.
                        standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Portfolio's investments in a foreign country.
                        In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Portfolio invests a significant portion of its assets in a concentrated geographic area such as Eastern Europe or Asia, the
                        Portfolio will generally have more exposure to regional economic risks associated with foreign investments. In addition, special U.S. tax considerations may apply to a Portfolio's investments in foreign securities.

12 FISH: Series C, FISH: Series M and FISH: Series R

EMERGING MARKETS        Foreign investment risk may be particularly high to the extent that a Portfolio invests in EMERGING MARKET
RISK                    SECURITIES of issuers that economically are tied to countries with developing securities markets. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

CURRENCY RISK           Because the Portfolios may invest directly in FOREIGN (NON-U.S.) CURRENCIES or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, they are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, and by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Portfolio's investments in foreign currency-denominated securities may reduce the return of the Portfolio. FISH:
                        Series C and FISH: Series R will ordinarily hedge at least 75% of their exposure to foreign currency to reduce these risks.

ISSUER NON-             Focusing investments in a small number of issuers increases risk. Each Portfolio is "non-diversified,"
DIVERSIFICATION RISK    which means that it may invest a greater percentage of its assets in the securities of a single issuer than portfolios that are "diversified." Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or from issuers in a single state or region.

LEVERAGING RISK         Each Portfolio may engage in transactions that give rise to a form of leverage. Such transactions may include, among others, REVERSE REPURCHASE AGREEMENTS, LOANS OF PORTFOLIO SECURITIES, and the use of
                        WHEN-ISSUED, DELAYED DELIVERY or FORWARD COMMITMENT TRANSACTIONS. The use of DERIVATIVES may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or "earmark" liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including BORROWING, will cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of securities held by a Portfolio.

MANAGEMENT RISK         Each Portfolio is subject to management risk because it is an actively managed investment portfolio. PIMCO and the portfolio management team will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

                                                                   Prospectus 13

                        Management of the Portfolios

INVESTMENT ADVISER,     The Manager serves as the investment adviser to the Portfolios. PIMCO serves as the sub-adviser to the
SUB-ADVISER AND         Portfolios. Subject to the supervision of the Manager and the Board of Trustees, PIMCO is responsible for
ADMINISTRATOR           managing the investment activities of the Portfolios. The Manager, in its role as administrator, is also responsible for managing the Portfolios' business affairs and other administrative matters.

                        The Manager is located at 1345 Avenue of Americas New York, NY 10105. Organized in 2000, the Manager
                        provides investment management and advisory services to private accounts of institutional and individual clients and a family of open-end and closed-end investment company clients. As of December 31, 2006, the
                        Manager had approximately $49.5 billion in assets under management.

                        PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO
                        provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2006, PIMCO had approximately $625.9 billion in assets under management.

ADVISORY FEES           None of the Portfolios pay any direct advisory or other fees. See "Risk/Return Summary--Fees and Expenses of the Portfolio" for more information on this arrangement.

                        A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreements between the Manager and each Portfolio, and the Manager and PIMCO are available in the Portfolios' annual report to shareholders for the period ended October 31, 2006.

INDIVIDUAL PORTFOLIO    The following investment professionals have primary responsibility for managing the Portfolios:
MANAGER
                        Mark R. Kiesel, an Executive Vice President and a senior member of PIMCO's investment strategy and portfolio management group, is primarily responsible for the day-to-day management of the FISH: Series C
                        Portfolio. Mr.Kiesel has been the primary portfolio manager since 2001.

                        Scott Simon, a Managing Director and head of PIMCO's mortgage-backed securities team, is primarily responsible for the day-to-day management of the FISH: Series M Portfolio. Mr.Simon has been the primary portfolio manager since April 2000.

                        John J. Brynjolfsson, a Managing Director of PIMCO, is primarily responsible for the day-to-day management of the FISH: Series R Portfolio. Mr.Brynjolfsson joined PIMCO in 1989 and has been the primary portfolio manager since the Portfolio's inception in April 2004.

                        The Statement of Additional Information provides information about each portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of the Portfolios which they manage.

DISTRIBUTOR             The Portfolios' principal underwriter is Allianz Global Investors Distributors LLC (the "Distributor"), an
                        indirect subsidiary of Allianz Global Investors of America L.P. ("AGI") and an affiliate of the Manager.
                        The Distributor, located at 2187 Atlantic Street, Stamford, Connecticut 06902, is a broker-dealer registered with the Securities and Exchange Commission.

LEGAL PROCEEDINGS       In June and September 2004, the Manager, the Distributor and certain of their affiliates (PEA Capital LLC
                        ("PEA") and AGI) agreed to settle, without admitting or denying the allegations, claims brought by the
                        SEC, the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Manager serves as investment adviser. Two settlements (with the SEC and New Jersey) related to an alleged "market timing"
                        arrangement in certain open-end funds sub-advised by PEA. Two settlements (with the SEC and California)
                        related to the alleged use of cash and fund portfolio commissions to finance "shelf-space" arrangements with broker-dealers for open-end funds. The Manager, the Distributor and their affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In

14 FISH: Series C, FISH: Series M and FISH: Series R

                        addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Portfolios.

                        Since February 2004, the Manager, the Distributor and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning "market timing" and "revenue sharing/shelf -space/directed brokerage," which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and
                        the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States
                        District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Manager, the Distributor or their affiliates or related injunctions.

                        The Manager and the Distributor believe that these matters are not likely to have a material adverse effect on the Portfolios or on their ability to perform their respective investment advisory or distribution activities relating to the Portfolios.

                        The foregoing speaks only as of the date of this prospectus.

                        Purchases and Redemptions

ELIGIBLE INVESTORS AND  Shares of the Portfolios may be purchased only by or on behalf of "wrap" account clients where Allianz
OPENING AN ACCOUNT      Global Investors Managed Accounts LLC (the "Wrap Program Adviser") has an agreement to serve as investment adviser or sub-adviser to the account with the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly with the client. A client agreement to open an account typically may be obtained by contacting the wrap program sponsor. The Wrap Program Adviser is an affiliate of the Manager and PIMCO.

                        The Portfolios intend to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above and each investor, by purchasing shares, agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

CALCULATION OF SHARE    When Portfolio shares are purchased or redeemed, the price that is paid or received is equal to the net
PRICE AND REDEMPTION    asset value ("NAV") of the shares, without any sales charges or other fees. NAVs are ordinarily determined
PAYMENTS                as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Portfolio Shares Are Priced."

                        In most cases, purchase and redemption orders are made based on instructions from the Wrap Program
                        Adviser, in its capacity as investment adviser or sub-adviser to the applicable wrap account, to the broker-dealer who executes trades for the account. Purchase and redemption orders are processed at the NAV next calculated after the broker-dealer receives the order on behalf of the account. Orders received by the broker-dealer prior to the time the Portfolio's NAV is determined on a business day will be processed at that day's NAV, even if the order is received by the transfer agent after the Portfolio's NAV has been calculated that day.

                        The Portfolios do not calculate NAVs or process purchase or redemption orders on days when the New York
                        Stock Exchange is closed. If a purchase or redemption order is made on a day when the New York Stock
                        Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (at the succeeding day's NAV).

PURCHASE AND            There are no maximum or minimum initial investment requirements. The broker-dealer acting on behalf of an
REDEMPTION              eligible client must submit a purchase or redemption order to the Portfolios' transfer agent, Boston
PROCEDURES              Financial Data Services, 330 West 9th Street, 4th Floor, Kansas City, Missouri 64105, either directly or through an appropriate clearing agency (e.g., the National Securities Clearing Corporation -- Fund/SERV).
                        The broker-dealer submitting an initial or subsequent order to purchase Portfolio shares must arrange to have federal funds wired to the transfer agent. Wiring instructions may be obtained by calling
                        1-800-462-9727.

                                                                   Prospectus 15

OTHER PURCHASE          Purchases of Portfolio shares will normally be made only in full shares, but may be made in fractional
INFORMATION             shares under certain circumstances. Certificates for shares will not be issued.

                        Each Portfolio reserves the right, in its sole discretion, to suspend the offering of shares of the
                        Portfolio or to reject any purchase order. Each Portfolio may do so in consultation with the Wrap Program
                        Adviser.

OTHER REDEMPTION        Redemption proceeds will ordinarily be sent by wire. Redemption proceeds will normally be wired within one
INFORMATION             to three business days after the redemption request, but may take up to seven days. Redemption proceeds on behalf of shareholders who are no longer eligible to invest in the Portfolios may receive their redemption proceeds by check. See "Eligible Investors" above.

                        Redemptions of Portfolio shares may be suspended when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the applicable Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, a Portfolio may delay redemption payments for more than seven days, as permitted by law.

                        It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution.

MARKET TIMING POLICY    In general, the practice of "market timing," which includes short-term or excessive trading of mutual fund shares and other abusive trading practices, may have a detrimental effect on a mutual fund and its shareholders. Depending upon various factors such as the mutual fund's size and the amount of its assets maintained in cash, market timing by fund shareholders may interfere with the efficient management of the fund's portfolio, increase transaction costs and taxes, and harm the performance of the fund and its shareholders. Because the Portfolios are designed to be components of "wrap" accounts that also invest, at the direction of the Wrap Program Adviser, in individual securities and other investments, Portfolio shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or to accommodate reductions in account size. The
                        Portfolios are managed in a manner that is consistent with their role in the "wrap" accounts. Because all purchase and redemption orders are initiated by the Wrap Program Adviser, "wrap" account clients are not in a position to effect purchase and redemption orders and are, therefore, unable to directly trade in
                        Portfolio shares. The Board of Trustees has adopted a market timing policy, pursuant to which the
                        Distributor monitors each Portfolio's trading activity and has the ability to reject any purchase or redemption orders that the Distributor believes would adversely affect the Portfolio or its shareholders.
                        Additionally, each Portfolio reserves the right to refuse such purchase or redemption orders.

PORTFOLIO HOLDINGS      A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio
POLICY                  holdings is available in the Statement of Additional Information.

                        How Portfolio Shares Are Priced

                        The net asset value per share ("NAV") of a Portfolio's shares is determined by dividing the total value of the Portfolio's investments and other assets, less any liabilities, by the total number of shares outstanding of that Portfolio. Portfolio shares are valued as of a particular time (the "Valuation Time")
                        on each day ("Business Day") that the New York Stock Exchange is open for trading. The Valuation Time is ordinarily at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close"). In unusual circumstances, the Board of Trustees may determine that the Valuation
                        Time shall be as of 4:00 p.m., Eastern time, notwithstanding an earlier, unscheduled close or halt of trading on the New York Stock Exchange.

                        For purposes of calculating NAV, the Portfolios' investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Please see "Net Asset Value" in the Statement of Additional
                        Information. Pricing services used in connection with valuing debt securities and other investments

16 FISH: Series C, FISH: Series M and FISH: Series R

                        may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

                        If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolios' investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so-called "fair value pricing"). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Portfolio's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

                        The Portfolios may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Portfolios may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time.

                        Domestic fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments.
                        Information that becomes known to a Portfolio or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

                        Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the net asset value of a
                        Portfolio's shares may change on days when an investor is not able to purchase, redeem or exchange shares.

                        Portfolio Distributions

                        Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on the shares the day after the Portfolio receives your purchase payment. Dividends are paid monthly on the last business day of the month.

                        In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually. Net short-term capital gains may be paid more frequently.

                        A Portfolio's dividend and capital gain distributions will be paid only in cash. Dividends and capital gains will not be reinvested in additional Portfolio shares.

                        Tax Consequences(1)

TREATMENT AS RIC        Each Portfolio intends to elect to be treated and to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Internal Revenue
                        Code of 1986, as amended (the "Code"). If a Portfolio so qualifies and satisfies certain distribution requirements, the Portfolio will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends or capital gain distributions.

TAXES ON PORTFOLIO      A shareholder subject to U.S. federal income tax will be subject to tax on Portfolio distributions. For
DISTRIBUTIONS           federal income tax purposes, Portfolio distributions will be taxable to the shareholder as either ordinary income or capital gains.

_____________

(1) This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to
Portfolio dividends and capital distributions. Please see the Statement of
Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

                                                                   Prospectus 17

                        Portfolio dividends that are distributions of investment income generally are taxable to shareholders investing in the Portfolio as ordinary income. Federal taxes on Portfolio distributions of capital gains are determined by how long the Portfolio owned the investments that generated the capital gains, rather than how long a shareholder has owned the shares. Distributions of net capital gains from investments that a Portfolio owned for more than 12 months and that are properly designated by a Portfolio as capital gain dividends generally will be taxable to shareholders as long-term capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less generally will be taxable as ordinary income. For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level. The Portfolios do not expect a significant portion of Portfolio distributions to be derived from qualified dividend income.

                        Portfolio distributions are taxable to shareholders even if they are paid from income or gains earned by a
                        Portfolio prior to the shareholder's investment and thus were included in the price paid for the shares.
                        For example, a shareholder who purchases shares on or just before the record date of a Portfolio distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

                        Distributions received by tax-exempt shareholders generally will not be subject to federal income tax.
                        Please see the Statement of Additional Information for further details.

                        A Portfolio's investment in certain debt obligations (including obligations issued with market discount, zero-coupon bonds, pay-in-kind securities, catastrophe bonds, and metal-indexed notes) may cause the
                        Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the
                        Portfolio could be required at times to liquidate other investments in order to distribute all of its net income and gain annually.

                        A Portfolio's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Portfolio's yield on these securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, a
                        Portfolio's investment in foreign securities or foreign currencies may increase or accelerate the
                        Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

TAXES ON SALE OR        Any gain resulting from the sale or redemption of Portfolio shares generally will be subject to federal
REDEMPTION OF SHARES    income tax.
BACKUP WITHHOLDING
                        Each Portfolio generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Portfolio with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to a Portfolio that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless
                        Congress enacts tax legislation providing otherwise.

NON-U.S. SHAREHOLDERS   In general, dividends (other than capital gain dividends) paid to a shareholder that is not a "U.S.
                        person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, under recent legislation, effective for taxable years of the Portfolios beginning before January 1, 2008, the
                        Portfolios generally will not be required to withhold any amounts with respect to distributions of (i)
                        U.S.-source interest income that in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly designated by each Portfolio.

18 FISH: Series C, FISH: Series M and FISH: Series R

                        Characteristics and Risks of Securities and Investment Techniques

                        This section provides additional information about some of the principal investments and related risks of the Portfolios described under "Risk/Return Summary" and "Summary of Principal Risks" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Portfolios from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. As with any mutual fund, investors in the Portfolios rely on the professional investment judgment and skill of their investment advisers (PIMCO) and the individual portfolio managers. Please see "Investment
                        Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

SECURITIES SELECTION    Each Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The total return sought by each Portfolio consists of both income earned on investments and capital appreciation, if any, arising from increases in the market value of a Portfolio's holdings.
                        Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

                        In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics
                        (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                        PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

U.S. GOVERNMENT         U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or
SECURITIES              government sponsored enterprises. U.S. Government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities. Certain U.S. Government securities issued by government-sponsored enterprises (and not by the
                        U.S. Treasury), such as mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation
                        (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks
                        (FHLB), are not backed by the full faith and credit of the U.S. Government and involve additional credit risk.

CORPORATE DEBT          Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest
SECURITIES              payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity.
                        When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

MORTGAGE-RELATED AND    Each Portfolio may invest in mortgage-related securities and in other asset-backed securities. FISH:
OTHER ASSET-BACKED      Series M invests principally in these securities, while FISH: Series C may invest up to 30% of its assets
SECURITIES              in these and other asset- backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

                                                                   Prospectus 19

                        The value of some mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

                        One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO"
                        class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments
                        (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. The FISH: Series C and
                        FISH: Series M Portfolios may not invest more than 40% of their net assets and the FISH: Series R
                        Portfolio may not invest more than 20% of its net assets in any combination of IO, PO, or inverse floating rate securities.

                        The Portfolios may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities.
                        CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Each Portfolio may invest in other asset-backed securities that have been offered to investors.

INFLATION-INDEXED       FISH: Series R ordinarily expects to invest a substantial portion of its assets in inflation-indexed
BONDS                   bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S.
                        Treasury inflation-indexed bonds, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

VARIABLE AND FLOATING   Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the
RATE SECURITIES         obligations. Each Portfolio may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a
                        Portfolio will participate in any declines in interest rates as well. Each Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. The FISH: Series C and FISH: Series M
                        Portfolios may not invest more than 40% of their net assets and the FISH: Series R Portfolio may not invest more than 20% of its net assets in any combination of inverse, interest-only, or principal-only securities.

FOREIGN (NON-U.S.)      Investing in foreign securities involves special risks and considerations not typically associated with
SECURITIES              investing in U.S securities. Shareholders should consider carefully the substantial risks involved for the
                        FISH: Series C, which invests in securities issued by foreign companies and governments of foreign countries, and for FISH: Series R, which may invest up to 50% of its assets in securities denominated in
                        non-U.S. currencies and may invest without limit in U.S. dollar denominated securities of foreign issuers.
                        These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and
                        political instability. Individual

20 FISH: Series C, FISH: Series M and FISH: Series R

                        foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

                        Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

                        FISH: Series C and FISH: Series R also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

                        FISH: Series M may also invest in foreign (non-U.S.) securities but does not currently intend to do so as a principal investment strategy.

EMERGING MARKET         FISH: Series C may invest up to 15% of its assets and FISH: Series R may invest up to 20% of its assets in
SECURITIES              securities of issuers that economically are tied to countries with developing (or "emerging") securities markets. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country.

                        Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                        Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.
                        Such a delay could result in possible liability to a purchaser of the security.

                        FISH: Series C and FISH: Series R may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a
                        Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause a
                        Portfolio to suffer a loss of interest or principal on any of its holdings.

FOREIGN (NON-U.S.)      The Portfolios, which may invest directly in foreign currencies or in securities that trade in, or receive
CURRENCIES              revenues in, foreign currencies, are subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency

                                                                   Prospectus 21

                        exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. FISH: Series C and FISH: Series R will each ordinarily hedge at least 75% of its exposure to foreign currency to reduce these risks. See "Foreign Currency Transactions."

FOREIGN CURRENCY        The Portfolios may engage in foreign currency transactions on a spot (cash) basis, and enter into forward
TRANSACTIONS            foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Portfolios may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Nonetheless, suitable hedging transactions may not be available in all circumstances, and there can be no assurance that a Portfolio will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Portfolio to benefit from favorable fluctuations in relevant foreign currencies. The Portfolios may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies)
                        when exchange rates between the two currencies are positively correlated. The Portfolios will designate assets determined to be liquid by PIMCO to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

HIGH YIELD SECURITIES   Securities rated lower than Baa by Moody's or lower than BBB by S&P, or unrated securities deemed by PIMCO to be of comparable quality, are sometimes referred to as "high yield" securities or "junk bonds".
                        Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Securities in the lowest investment grade categories may also be considered to have speculative characteristics by certain ratings agencies.

CREDIT RATINGS AND      Rating agencies are private services that provide ratings of the credit quality of fixed income
UNRATED SECURITIES      securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings, and an issuer's current financial condition may be better or worse than a rating indicates. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

                        A Portfolio may purchase unrated securities (which are not rated by a rating agency) if PIMCO determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that PIMCO may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities.
                        To the extent that the Portfolio invests in high yield and/or unrated securities, the Portfolio's success in achieving its investment objective may depend more heavily on the analysis of creditworthiness by PIMCO than if the Portfolio invested exclusively in higher-quality and rated securities.

DERIVATIVES             Each Portfolio may, but is not required to, invest some or all of its assets in derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, fixed income securities, interest rates, currencies or currency exchange rates, commodities, real estate and other assets, and related indices. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements
                        (including, but not limited to, credit default swaps). PIMCO may decide not to employ any of these strategies, and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under
                        "Investment Objectives and Policies" in the Statement of Additional Information.

22 FISH: Series C, FISH: Series M and FISH: Series R

                        A Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment
                        Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the
                        Portfolios.

                        Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                        Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

                        Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

                        Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate or "earmark" assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

                        Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a
                        Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio's ability to use derivatives may also be limited by certain regulatory and tax considerations.

                        Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio's interest. If PIMCO incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

                        Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives, the risk of ambiguous documentation and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Portfolio's use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

CONVERTIBLE SECURITIES  Each Portfolio may invest in convertible securities. Convertible securities are generally preferred stocks
AND EQUITY SECURITIES   and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income

                                                                   Prospectus 23

                        and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio's ability to achieve its investment objective.

                        While the Portfolios intend to invest principally in fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Portfolio may consider equity securities or convertible securities to gain exposure to such investments.

                        Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.

MUNICIPAL BONDS         Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Portfolios may invest include municipal lease obligations. The Portfolios may also invest in securities issued by entities whose underlying assets are municipal bonds.

                        The Portfolios may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

LOAN PARTICIPATIONS     The Portfolios may invest in fixed-rate and floating-rate loans, which investments generally will be in
AND ASSIGNMENTS         the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

DELAYED FUNDING LOANS   The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving
AND REVOLVING CREDIT    credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the
FACILITIES              borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will designate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

LOANS OF PORTFOLIO      For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers,
SECURITIES              and other financial institutions, provided that a number of conditions are satisfied, including that the loan be fully collateralized. Please see "Investment Objectives and Policies" in the Statement of
                        Additional Information for details. When a Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan.

SHORT SALES             Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange

24 FISH: Series C, FISH: Series M and FISH: Series R

                        securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. A
                        Portfolio making a short sale (other than a "short sale against the box") must segregate or "earmark"
                        assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

WHEN-ISSUED, DELAYED    Each Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may
DELIVERY AND FORWARD    purchase and sell such securities for delayed delivery and may make contracts to purchase such securities
COMMITMENT              for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued
TRANSACTIONS            transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the
                        Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio's overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has designated or "earmarked" to cover these positions.

REPURCHASE              Each Portfolio may enter into repurchase agreements, in which the Portfolio purchases a security from a
AGREEMENTS              bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

REVERSE REPURCHASE      Each Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio's
AGREEMENTS, DOLLAR      limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security
ROLLS AND OTHER         by a Portfolio and its agreement to repurchase the instrument or a similar security at a specified time
BORROWINGS              and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements, dollar rolls or other borrowings. A Portfolio also may borrow money for investment purposes subject to any policies of the Portfolio currently described in this Prospectus or in the Portfolio's Statement of
                        Additional Information. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio.

EVENT-LINKED EXPOSURE   Each Portfolio may obtain event-linked exposure by investing in "event-linked bonds," "event-linked swaps"
                        or implement "event-linked strategies." Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose the Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposure may also be subject to liquidity risk.

PORTFOLIO TURNOVER      The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover."
                        Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over
                        100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance.

ILLIQUID SECURITIES     Each Portfolio may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of
                        Trustees. PIMCO may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately

                                                                   Prospectus 25

                        the amount at which a Portfolio has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper)
                        may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

REAL ESTATE INVESTMENT  REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some
TRUSTS (REITS)          REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

                        REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs
                        invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As their name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

                        An investment in a REIT, or in a real-estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage
                        REITs may be impacted by the quality of the credit extended.

INVESTMENT IN OTHER     Each Portfolio may invest up to 10% of its total assets in securities of other investment companies, such
INVESTMENT COMPANIES    as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

                        Subject to the restrictions and limitations of the Investment Company Act of 1940, each Portfolio may elect to pursue its investment objectives either by investing directly in securities or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Portfolio. The Portfolios may also invest in exchange traded funds, subject to the restrictions and limitations in the Investment Company Act of 1940.

TEMPORARY DEFENSIVE     For temporary or defensive purposes, each Portfolio may invest without limit in U.S. debt securities,
STRATEGIES              including short term money market securities, when PIMCO deems it appropriate to do so. When a Portfolio engages in such strategies, it may not achieve its investment objective.

CHANGES IN              The investment objective of each Portfolio is non-fundamental and may be changed by the Board of Trustees
INVESTMENT OBJECTIVES   without the approval of the shareholders investing in the Portfolio. Unless otherwise stated, all other
AND POLICIES            investment policies of the Portfolios may be changed by the Board of Trustees without the approval of the shareholders.

PERCENTAGE INVESTMENT   Unless otherwise stated, all percentage limitations on Portfolio investments listed in this Prospectus
LIMITATIONS             will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.

OTHER INVESTMENTS AND   The Portfolios may invest in other types of securities and use a variety of investment techniques and
TECHNIQUES              strategies which are not described in this Prospectus. These securities and techniques may subject the
                        Portfolios to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolios.

26 FISH: Series C, FISH: Series M and FISH: Series R

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                                                                   Prospectus 27

                        Financial Highlights

                        The financial highlights table is intended to help a shareholder understand the financial performance of the FISH: Series C and FISH: Series M Portfolios for the past 5 years and the FISH: Series R Portfolio since it commenced operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor at the number on the back of this prospectus.

                                                                                 Year Ended          Year Ended          Year Ended
                        FISH: SERIES C                                     October 31, 2006    October 31, 2005    October 31, 2004
                        ------------------------------------------------------------------------------------------------------------

                        Net asset value, beginning of period                    $     11.64           $   12.06           $   11.62
                        INVESTMENT OPERATIONS
                        Net investment income                                          0.55                0.48                0.49
                        Net realized and unrealized gain (loss)
                        on investments, futures contracts, options
                        written, swaps and foreign currency
                        transactions                                                   0.31                0.04                0.64
                        Total from investment operations                               0.86                0.52                1.13

                        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
                        Net investment income                                        (0.72)              (0.54)              (0.51)
                        Net realized gains                                               --              (0.40)              (0.18)
                        Total dividends and distributions to shareholders            (0.72)              (0.94)              (0.69)
                        Net asset value, end of period                          $     11.78           $   11.64           $   12.06

                        TOTAL INVESTMENT RETURN(1)                                    7.69%               4.42%              10.14%

                        RATIOS/SUPPLEMENTAL DATA
                        Net assets, end of period (000's)                       $ 1,449,575           $ 949,173           $ 575,175
                        Ratio of operating expenses to average net
                        assets(3)                                                     0.00%               0.00%            0.00%(2)
                        Ratio of net investment income to average net
                        assets(3)                                                     4.89%               4.08%               4.16%
                        Portfolio Turnover                                             560%                510%                180%

                                                                                        Year Ended            Year Ended
                        FISH: SERIES C                                            October 31, 2003      October 31, 2002
                        -------------------------------------------------------------------------------------------------
                        Net asset value, beginning of period                           $     10.51             $   11.35
                        INVESTMENT OPERATIONS
                        Net investment income                                                 0.71                  0.73
                        Net realized and unrealized gain (loss) on investments,
                        futures contracts, options written, swaps and foreign
                        currency transactions                                                 1.16                (0.62)
                        Total from investment operations                                      1.87                  0.11

                        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
                        Net investment income                                               (0.71)                (0.72)
                        Net realized gains                                                  (0.05)                (0.23)
                        Total dividends and distributions to shareholders                   (0.76)                (0.95)
                        Net asset value, end of period                                 $     11.62             $   10.51

                        TOTAL INVESTMENT RETURN(1)                                          18.16%                 1.06%

                        RATIOS/SUPPLEMENTAL DATA
                        Net assets, end of period (000's)                              $   374,097             $ 205,881
                        Ratio of operating expenses to average net assets(3)              0.00%(2)                 0.00%
                        Ratio of net investment income to average net assets(3)              6.11%                 6.78%
                        Portfolio Turnover                                                    297%                  332%

                        FISH: SERIES M
                        ------------------------------------------------------------------------------------------------------------
                        Net asset value, beginning of period                    $     11.12           $   11.87           $   11.48
                        INVESTMENT OPERATIONS
                        Net investment income                                          0.57                0.44                0.37
                        Net realized and unrealized gain on investments,
                        futures contracts and options written                          0.27              (0.29)                0.65
                        Total from investment operations                               0.84                0.15                1.02

                        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
                        Net investment income                                        (0.58)              (0.46)              (0.43)
                        Net realized gains                                               --              (0.44)              (0.20)
                        Total dividends and distributions to shareholders            (0.58)              (0.90)              (0.63)
                        Net asset value, end of period                          $     11.38           $   11.12           $   11.87

                        TOTAL INVESTMENT RETURN(1)                                    7.80%                1.32               9.17%

                        RATIOS/SUPPLEMENTAL DATA
                        Net assets, end of period (000's)                       $ 1,454,145           $ 942,197           $ 569,692
                        Ratio of operating expenses to average net
                        assets(3)                                                  0.00%(2)            0.00%(2)            0.00%(2)
                        Ratio of net investment income to average net
                        assets(3)                                                     5.11%               3.85%               3.21%
                        Portfolio Turnover                                             928%                706%                894%

                        FISH: SERIES M
                        -------------------------------------------------------------------------------------------------
                        Net asset value, beginning of period                           $     11.75             $   11.53
                        INVESTMENT OPERATIONS
                        Net investment income                                                 0.51                  0.52
                        Net realized and unrealized gain on investments, futures
                        contracts and options written                                         0.23                  0.62
                        Total from investment operations                                      0.74                  1.14

                        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
                        Net investment income                                               (0.51)                (0.52)
                        Net realized gains                                                  (0.50)                (0.40)
                        Total dividends and distributions to shareholders                   (1.01)                (0.92)
                        Net asset value, end of period                                 $     11.48             $   11.75

                        TOTAL INVESTMENT RETURN(1)                                           6.67%                 10.65

                        RATIOS/SUPPLEMENTAL DATA
                        Net assets, end of period (000's)                              $   368,612             $ 215,803
                        Ratio of operating expenses to average net assets(3)              0.00%(2)                 0.00%
                        Ratio of net investment income to average net assets(3)              4.43%                 4.54%
                        Portfolio Turnover                                                    750%                  722%
                        -------------------------------------------------------------------------------------------------

                        (1) Assumes reinvestment of all dividends and distributions.

                        (2) If interest expense were included, the ratio of operating expenses to average net assets for the years ended October 31, 2006, 2005, 2004 and 2003 would be 0.07%, 0.05%, 0.01% and 0.01%, respectively.

                        (3) Reflects the fact that no fees and expenses are incurred. The Portfolio is an integral part of "wrap fee" programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolio, the investment manager or the Sub-Adviser. Participants in these programs pay a "wrap" fee to the sponsor of the program.

28 FISH: Series C, FISH: Series M and FISH: Series R

                        Financial Highlights (continued)

                                                                                                                      For the period
                                                                                                                     April 15, 2004*
                                                                                    Year Ended         Year Ended            through
                        FISH: SERIES R                                        October 31, 2006   October 31, 2005   October 31, 2004
                        ------------------------------------------------------------------------------------------------------------

                        Net asset value, beginning of period                         $   10.20          $   10.37          $   10.00
                        INVESTMENT OPERATIONS
                        Net investment income                                             0.54               0.50               0.26
                        Net realized and unrealized gain (loss) on
                        investments, futures contracts, options
                        written, swaps and foreign currency
                        transactions                                                    (0.29)             (0.16)               0.37
                        Total from investment operations                                  0.25               0.34               0.63

                        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
                        Net investment income                                           (0.55)             (0.50)             (0.26)
                        Net realized gains                                                  --             (0.01)                 --
                        Total dividends and distributions to shareholders               (0.55)             (0.51)             (0.26)
                        Net asset value, end of period                               $    9.90          $   10.20          $   10.37

                        TOTAL INVESTMENT RETURN(1)                                       2.49%              3.30%              6.41%

                        Ratios/Supplemental Data
                        Net assets, end of period (000's)                            $ 154,793          $ 135,449          $   3,114
                        Ratio of operating expenses to average net assets(3)             0.00%              0.00%           0.00%(2)
                        Ratio of net investment income to average net
                        assets(3)                                                        5.33%              5.28%           4.72%(2)
                        Portfolio Turnover                                                593%               175%                23%
                        ------------------------------------------------------------------------------------------------------------

                        * Commencement of operations.

                        (1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

                        (2) Annualized.

                        (3) Reflects the fact that no fees or expenses are incurred. The Portfolio is an integral part of
                        "wrap-fee" programs sponsored by investment advisors and/or broker-dealers unaffiliated with the
                        Portfolio, the Investment manager or the Sub-Adviser. Participants in these programs pay a "wrap" fee to the sponsor of the program.

                                                                   Prospectus 29

                        Appendix A

DESCRIPTION OF          A Portfolio's investments may range in quality from securities in the lowest category in which the
SECURITIES RATINGS      Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Portfolio's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities.

                        HIGH QUALITY DEBT SECURITIES are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

                        INVESTMENT GRADE DEBT SECURITIES are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.

                        BELOW INVESTMENT GRADE, HIGH YIELD SECURITIES ("JUNK BONDS") are those rated lower than Baa by Moody's or
                        BBB by S&P and comparable securities. They are deemed to be predominately speculative with respect to the issuer's ability to repay principal and interest.

                        Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

                        MOODY'S INVESTORS SERVICE, INC.
                        MOODY'S LONG-TERM RATINGS: BONDS AND PREFERRED STOCK
                        Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                        Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

                        A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

                        Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                        Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                        B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                        Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                        Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                        C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

30 FISH: Series C, FISH: Series M and FISH: Series R

                        Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                        CORPORATE SHORT-TERM DEBT RATINGS.

                        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

                        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                        PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                        PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                        PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                        NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

                        SHORT-TERM MUNICIPAL BOND RATINGS

                        There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of
                        VRDOs is designated as VMIG. When either the long-or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

                        MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                        MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

                        MIG 3/VMIG3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                        SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                                                                   Prospectus 31

                        STANDARD & POOR'S RATINGS SERVICES
                        CORPORATE AND MUNICIPAL BOND RATINGS

                        INVESTMENT GRADE. AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                        AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                        A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that debt in higher rated categories.

                        BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.
                        Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                        SPECULATIVE GRADE. Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

                        BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

                        B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

                        CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

                        CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                        C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                        CI: The rating CI is reserved for income bonds on which no interest is being paid.

                        D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                        Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while

32 FISH: Series C, FISH: Series M and FISH: Series R

                        addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                        r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies: certain swaps and options; and interest-only and principal-only mortgage securities.

                        The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                        N.R.: Not rated.

                        Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

                        COMMERCIAL PAPER RATING DEFINITIONS. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest.
                        These categories are as follows:

                        A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+)
                        designation.

                        A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

                        A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                        B: Issues rated B are regarded as having only speculative capacity for timely payment.

                        C: This rating is assigned to a short-term debt obligations with a doubtful capacity for payment.

                        D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                        A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

                                                                   Prospectus 33

                        FISH: Series C, FISH: Series M and FISH: Series R

                        INVESTMENT ADVISER
                        Allianz Global Investors Fund Management LLC
                        1345 Avenue of Americas
                        New York, NY 10105

                        INVESTMENT SUB-ADVISER
                        Pacific Investment Management Company LLC
                        840 Newport Center Drive
                        Newport Beach, CA 92660

                        ADMINISTRATOR
                        Allianz Global Investors Fund Management LLC
                        1345 Avenue of the Americas
                        New York, NY 10105

                        DISTRIBUTOR
                        Allianz Global Investors Distributors LLC
                        2187 Atlantic Street
                        Stamford, CT 06902

                        CUSTODIAN
                        State Street Bank and Trust Company
                        801 Pennsylvania Avenue
                        Kansas City, MO 64105

                        TRANSFER AGENT
                        Boston Financial Data Services
                        330 West 9th Street
                        Kansas City, MO 64105

                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        PricewaterhouseCoopers LLP
                        1055 Broadway
                        Kansas City, MO 64105

                        LEGAL COUNSEL
                        Ropes & Gray LLP
                        One International Place
                        Boston, MA 02110

                        TRUSTEES & PRINCIPAL OFFICERS
                        Robert E. Connor          Trustee
                        Paul Belica               Trustee
                        John J. Dalessandro II    Trustee
                        Hans W. Kertess           Trustee
                        William B. Ogden, IV      Trustee
                        John C. Maney             Trustee
                        R. Peter Sullivan III     Trustee
                        Brian S. Shlissel         President & Chief Executive Officer
                        Thomas J. Fuccillo        Vice President, Secretary & Chief Legal Officer
                        Lawrence G. Altadonna     Treasurer & Principal Financial & Accounting Officer
                        Youse E. Guia             Chief Compliance Officer
                        William V. Healey         Assistant Secretary
                        Richard H. Kirk           Assistant Secretary
                        Kathleen A. Chapman       Assistant Secretary
                        Lagan Srivastava          Assistant Secretary
                        Scott Whisten             Assistant Treasurer

                        The Portfolios' Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Portfolios. The SAI and the financial statements included in the Portfolios' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. In the Portfolios'
                        Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

                        Because these Portfolios are used exclusively for separately managed accounts, FISH does not make available its SAI and shareholders report on its website for its shareholders.

                        You may get free copies of the SAI and the annual or semi-annual report, request other information about a
                        Portfolio, or make inquiries by calling the Distributor at 1-800-462-9727.

                        You may review and copy information about the Portfolios, including their SAI, at the Securities and
                        Exchange Commission's Public Reference Room in Washington, D.C. You may call the SEC at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Portfolios on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV.
                        You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the
                        Commission, Washington, D.C. 20549-0102. You may need to refer to the Portfolios' file number under the
                        Investment Company Act, which is 811-9721.

34 FISH: Series C, FISH: Series M and FISH: Series R      Investment Company Act file No. 811-9721

                         Page intentionally left blank

This cover is not part of the Prospectus.                             AZ080_2/07

--------------------------------------------------------------------------------

   Allianz [LOGO]
   Global Investors

                 ALLIANZ DRESDNER DAILY ASSET FUND (THE "FUND")
                                   PROSPECTUS

                                  MARCH 1, 2007

THE FUND IS A SERIES OF FIXED INCOME SHARES ("FISH").

This Prospectus explains what you should know about the Fund before you invest.
Please read it carefully.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS RUTHFUL OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return Summary                                                           3
Summary of Principal Risks                                                    6
Management of the Fund                                                        7
Purchases and Redemptions                                                     8
How Fund Shares are Priced                                                    10
Fund Distributions                                                            10
Tax Consequences                                                              10
Characteristics and Risks of Securities and Investment Techniques             12
Financial Highlights                                                          14

                                      -2-

ALLIANZ DRESDNER DAILY ASSET FUND
Risk/Return Summary

The following summary identifies the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of the Fund. A more detailed "Summary of Principal Risks" describing principal risks of investing in the Fund begins on page 6.

The Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the securities lending program administered by the New York Branch ("Dresdner Bank-NY") of Dresdner
Bank AG ("Dresdner Bank"). Dresdner Bank is the parent company of Dresdner
Advisors LLC ("Dresdner Advisors"), the Fund's investment adviser.

INVESTMENT OBJECTIVE             Seeks a high level of current income consistent
                                 with liquidity and the preservation of capital.

PRINCIPAL                        The Fund seeks to achieve its investment
INVESTMENTS AND                  objective by investing in money market
STRATEGIES                       instruments that are rated in the highest
                                 rating category at the time of investment by at
                                 least two major rating agencies (or by one
                                 major rating agency, if only one major agency
                                 has issued a rating) or unrated but considered
                                 by the Fund's investment adviser to be of
                                 comparable quality.

                                 The Fund's investments will comply with
                                 applicable rules governing the quality,
                                 maturity and diversification of securities held
                                 by money market funds. Accordingly, the Fund
                                 may only invest in U.S. dollar denominated
                                 securities that mature in 397 days or less and
                                 must maintain a dollar weighted average
                                 portfolio maturity of 90 days or less.
                                 Securities that do not satisfy the maturity
                                 restrictions for a money market fund may be
                                 specifically structured so that they are
                                 eligible investments for money market funds.
                                 For example, some securities have features
                                 which have the effect of shortening the
                                 security's maturity.

MONEY MARKET                     The Fund may invest in the following types of
INSTRUMENTS                      money market instruments:

                                 o    Short-term U.S. Government Securities-U.S.
                                      Government Securities include securities
                                      issued or guaranteed by the U.S.
                                      Government, its agencies or
                                      government-sponsored enterprises.

                                 o    Short-term securities issued or guaranteed
                                      by the governments of foreign countries.

                                 o    Short-term corporate debt securities of
                                      U.S. and foreign issuers.

                                 o    Obligations of U.S. and foreign banks and
                                      savings and loan associations, including
                                      certificates of deposit, bankers'
                                      acceptances and time deposits.

                                 o    Commercial paper of U.S. and foreign
                                      issuers (including asset-backed commercial
                                      paper).

                                 o    Repurchase agreements, which are
                                      agreements to buy securities at one price
                                      with a simultaneous agreement to sell back
                                      the securities at a future date at an
                                      agreed upon price.

                                 o    Short-term asset-backed securities, which
                                      are generally securities that are backed
                                      by pools of assets, such as anticipated
                                      commercial or consumer finance loans.

                                 o    Other high-quality short-term obligations,
                                      including loan participations, variable
                                      and floating rate instruments, standby
                                      commitments, demand instruments,
                                      when-issued securities, forward
                                      commitments and funding agreements.

                                      -3-

                                 The Fund may invest in illiquid securities,
                                 restricted securities and Rule 144A securities,
                                 subject to the Fund's limitation to not invest
                                 more than 10% of its assets in illiquid
                                 securities.

                                 The Fund may invest in other investment
                                 companies.

                                 The Fund may invest more than 25% of its total
                                 assets in securities or obligations of issuers
                                 in the financial services industries.

PRINCIPAL RISKS                  An investment in the Fund is not a deposit of a
                                 bank and is not insured or guaranteed by the
                                 Federal Deposit Insurance Corporation or any
                                 other government agency. Although the Fund
                                 seeks to preserve the value of your investment
                                 at $1.00 per share, it is possible to lose
                                 money by investing in the Fund. Among the
                                 principal risks of investing in the Fund which
                                 could adversely affect its net asset value,
                                 yield and total return are:

                                      o    Interest Rate Risk

                                      o    Credit Risk

                                      o    Market Risk

                                      o    Issuer Risk

                                      o    Management Risk

                                      o    Financial Services Industry Risk

                                 Please see "Summary of Principal Risks"
                                 following the Fund Summary for a description of
                                 these and other risks of investing in the Fund.

PERFORMANCE                      Below is summary performance information for
INFORMATION                      the Fund in a bar chart and an Average Annual
                                 Total Returns table. The information provides
                                 some indication of the risks of investing in
                                 the Fund by showing changes in its performance
                                 from year to year and by showing how the Fund's
                                 average annual returns compare with the returns
                                 of a broad-based securities market index. The
                                 Fund's past performance, before and after
                                 taxes, is not necessarily an indication of how
                                 the Fund will perform in the future.

                                     [CHART]

                                 CALENDER YEAR TOTAL RETURNS

                                 CALENDER YEAR END
                                  (THROUGH 12/31)    ANNUAL RETURN
                                 -----------------   -------------

                                        '06              5.17%

                                 Average Annual Total Returns                            Since Inception
                                 (for periods ended 12/31/06)                1 Year(2)     (3/24/2004)
                                 ----------------------------                ---------   ---------------

                                 Allianz Dresdner Daily Asset Fund             5.17%          3.47%
                                 Citigroup 30-Day Treasury Bill (1)            4.76%          3.18%

                                 (1)  The Citigroup 30-Day Treasury Bill Index
                                      is an unmanaged index that measures the
                                      rate of return for 30-Day U.S. Treasury
                                      Bills. The index does not reflect
                                      deductions for fees, expenses or taxes.

                                 (2)  One year returns are not an average.

                                 Highest and Lowest Quarter Returns (for periods
                                 shown in bar chart)

                                 Highest (07/01/2006-09/30/2006)               1.35%

                                 Lowest (04/01/2004-06/30/2004)                0.26%

                                      -4-

SEVEN DAY YIELD                  7 day yield (as of 12/29/2006)               5.35%

                                 Money market funds are not insured or
                                 guaranteed by the FDIC or any other government
                                 agency, and although these funds seek to
                                 preserve the value of your investment at $1.00
                                 per share, it is possible to lose money by
                                 investing in money market funds.

FEES AND                         These tables describe the fees and expenses you
EXPENSES OF THE                  may pay if you buy and hold shares of the Fund:
FUND

                                 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
                                 INVESTMENT)

                                                          Maximum Sales Charge (Load)     Maximum Contingent Deferred Sales
                                                          Imposed on Purchases (as a      Charge (Load) (as a percentage of
                                                          percentage of offering price)   original purchase price)
                                 ------------------------------------------------------------------------------------------

                                 Allianz Dresdner Daily
                                 Asset Fund                         0%                                  0%
                                 ------------------------------------------------------------------------------------------

                                 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
                                 ARE DEDUCTED FROM FUND ASSETS)

                                                                            Total Annual   Fee Waiver/
                                             Distribution                       Fund        Expense
                                 Advisory   and/or Service     Other          Operating    Reimburse-    Net Operating
                                  Fees(1)    (12b-1) Fees    Expenses(2)     Expenses(1)      ment        Expenses(1)
                                 -------------------------------------------------------------------------------------

                                  0.0175%        N/A           0.0511%       0.0688%        0.0156%         0.053%
                                 -------------------------------------------------------------------------------------

                                 EXAMPLES: The Examples are intended to help you
                                 compare the cost of investing in shares of the
                                 Fund with the costs of investing in other
                                 mutual funds. The Examples assume that you
                                 invest $10,000 in the shares of the Fund for
                                 the time periods indicated and then redeem all
                                 your shares at the end of those periods. The
                                 Examples also assume that your investment has a
                                 5% return each year, the reinvestment of all
                                 dividends and distributions, and that the
                                 Fund's operating expenses remain the same.
                                 Although your actual costs may be higher or
                                 lower, the Examples show what your costs would
                                 be based on these assumptions.*

                                                           Year 1   Year 3   Year 5   Year 10
                                 ------------------------------------------------------------

                                 Allianz Dresdner Daily
                                 Asset Fund                 $5       $22       $39      $88
                                 ------------------------------------------------------------

                                 *    The Examples are based on the Net
                                      Operating Expenses shown above.

                                 (1)  Dresdner Advisors has contractually
                                      agreed, for the period March 1, 2007
                                      through February 29, 2008, to waive
                                      advisory fees or pay all or a portion of
                                      certain of the Fund's other operating
                                      expenses so that the Fund's net operating
                                      expenses do not exceed 0.053%. The
                                      Examples above assume the expiration of
                                      this expense reduction agreement after the
                                      one-year period.

                                 (2)  Other Expenses of the Fund used in the
                                      tables above are based on estimated
                                      amounts for the Fund's current fiscal
                                      year. Other Expenses include a 0.030%
                                      Administrative Fee.

                                      -5-

                                 Summary of Principal Risks

                                 The factors that are most likely to have a
                                 material effect on the Fund's portfolio as a
                                 whole are called "principal risks." The
                                 principal risks of the Fund are identified in
                                 the Fund Summary and are described in this
                                 section. The Fund may be subject to additional
                                 principal risks and risks other than those
                                 described below because the types of
                                 investments made by the Fund can change over
                                 time. Securities and investment techniques
                                 mentioned in this summary and described in
                                 greater detail under "Characteristics and Risks
                                 of Securities and Investment Techniques" appear
                                 in BOLD TYPE. That section and "Investment
                                 Objectives and Policies" in the Statement of
                                 Additional Information relating to the Fund
                                 also include more information about the Fund,
                                 its investments and the related risks. There is
                                 no guarantee that the Fund will be able to
                                 achieve its investment objective.

INTEREST RATE RISK               As interest rates rise, the value of fixed
                                 income securities held by the Fund is likely to
                                 decrease. Securities with longer durations tend
                                 to be more sensitive to changes in interest
                                 rates, usually making them more volatile than
                                 securities with shorter durations.

CREDIT RISK                      The Fund could lose money if the issuer or
                                 guarantor of a fixed income security, or the
                                 counterparty to a REPURCHASE AGREEMENT, is
                                 unable or unwilling to make timely principal
                                 and/or interest payments, or to otherwise honor
                                 its obligations.

MARKET RISK                      The market price of securities owned by the
                                 Fund may go up or down, sometimes rapidly or
                                 unpredictably. Securities may decline in value
                                 due to factors affecting securities markets
                                 generally or particular industries represented
                                 in the securities markets. The value of a
                                 security may decline due to general market
                                 conditions which are not specifically related
                                 to a particular company, such as real or
                                 perceived adverse economic conditions, changes
                                 in the general outlook for corporate earnings,
                                 changes in interest or currency rates or
                                 adverse investor sentiment generally. They may
                                 also decline due to factors which affect a
                                 particular industry or industries, such as
                                 labor shortages or increased production costs
                                 and competitive conditions within an industry.
                                 Equity securities generally have greater price
                                 volatility than fixed income securities.

ISSUER RISK                      The value of a security may decline for a
                                 number of reasons which directly relate to the
                                 issuer, such as management performance,
                                 financial leverage and reduced demand for the
                                 issuer's goods or services.

MANAGEMENT RISK                  The Fund is subject to management risk because
                                 it is an actively managed investment portfolio.
                                 Dresdner Advisors will apply investment
                                 techniques and risk analyses in making
                                 investment decisions for the Fund, but there
                                 can be no guarantee that these will produce the
                                 desired results.

FINANCIAL SERVICES               Financial services companies are highly
INDUSTRY RISK                    dependent on the supply of short-term
                                 financing. Credit losses resulting from
                                 financial difficulties of borrowers can
                                 negatively affect the financial services
                                 industries. The value of securities of issuers
                                 in the financial services industries can be
                                 sensitive to changes in government regulation
                                 and interest rates and to economic downturns in
                                 the United States and abroad. Because the Fund
                                 may invest more than 25% of its assets in
                                 securities of issuers in the financial services
                                 industries, the Fund may be affected more
                                 adversely than similar funds by changes
                                 affecting these industries.

                                      -6-

                                 Management of the Fund

INVESTMENT ADVISER               Dresdner Advisors LLC ("Dresdner Advisors")
                                 serves as the investment adviser for the Fund.
                                 Subject to the supervision of the Board of
                                 Trustees, Dresdner Advisors is responsible for
                                 managing the investment activities of the Fund.
                                 Dresdner Advisors, a wholly-owned subsidiary of
                                 Dresdner Bank, is located at 1301 Avenue of the
                                 Americas, New York, NY 10019. As of December
                                 31, 2006, Dresdner Advisors had approximately
                                 $1.9 billion in assets under management.

ADVISORY FEES                    As investment adviser to the Fund, Dresdner
                                 Advisors receives a fee from the Fund at the
                                 annual rate of 0.0175% of the Fund's average
                                 daily net assets.

                                 A discussion regarding the basis for the Board
                                 of Trustees' approval of the investment
                                 advisory agreement between Dresdner Advisors
                                 and the Fund is available in the Fund's annual
                                 report to shareholders for the period ended
                                 October 31, 2006.

INDIVIDUAL PORTFOLIO             Charles H. Dedekind and John Bilello, both
MANAGERS                         Senior Portfolio Managers of Dresdner Advisors,
                                 have primary responsibility for managing the
                                 Fund. Prior to joining Dresdner Bank, Mr.
                                 Dedekind spent five years at Deutsche Bank as
                                 the Co-Head of the US Dollar Investment Desk,
                                 which included separately managed accounts,
                                 ERISA and 2-a7 type funds. He also managed a
                                 $15 billion SEC registered institutional money
                                 market fund, which was the top performing fund
                                 in its class in 2001.

                                 Mr. Bilello is both a Senior Portfolio Manager
                                 and the President of Dresdner Advisors and has
                                 served in that role since 2005. Prior to
                                 joining Dresdner Advisors, Mr. Bilello spent
                                 five years at Deutsche Bank as the Co-Head of
                                 the US Dollar Investment Desk responsible for
                                 the performance of a $80 billion portfolio
                                 which consisted of separately managed accounts,
                                 ERISA and Rule 2a-7 type funds.

ADMINISTRATOR                    Allianz Global Investors Fund Management LLC
                                 (the "Administrator") serves as administrator
                                 to the Fund and is responsible for managing the
                                 Fund's business affairs and other
                                 administrative matters. The Administrator, an
                                 indirect subsidiary of Allianz Global Investors
                                 of America L.P. ("AGI"), is located at 1345
                                 Avenue of Americas, New York, NY 10105.
                                 Organized in 2000 as a subsidiary successor in
                                 the restructuring of a business originally
                                 organized in 1987, the Administrator provides
                                 investment management and administrative
                                 services to open-end and closed-end investment
                                 company clients. As of December 31, 2006, the
                                 Administrator and its investment management
                                 affiliates had approximately $722.6 billion in
                                 assets under management.

ADMINISTRATIVE FEES              The Administrator receives a fee from the Fund
                                 at an annual rate of 0.030% of the Fund's
                                 average daily net assets.

DISTRIBUTOR                      The Fund's principal underwriter is Allianz
                                 Global Investors Distributors LLC (the
                                 "Distributor"), an indirect subsidiary of AGI.
                                 The Distributor, located at 2187 Atlantic
                                 Street, Stamford, Connecticut 06902, is a
                                 broker-dealer registered with the Securities
                                 and Exchange Commission (the "SEC").

REGULATORY MATTERS               In June and September 2004, the Administrator,
AND LITIGATION                   the Distributor and certain of their affiliates
                                 (PEA Capital LLC ("PEA") and AGI) agreed to
                                 settle, without admitting or denying the
                                 allegations, claims brought by the SEC, the New
                                 Jersey Attorney General and the California
                                 Attorney General alleging violations of federal
                                 and state securities laws with respect to
                                 certain open-end funds for which the
                                 Administrator serves as investment adviser. Two
                                 settlements (with the SEC and New Jersey)
                                 related to an alleged "market

                                      -7-

                                 timing" arrangement in certain open-end funds
                                 sub-advised by PEA. Two settlements (with the
                                 SEC and California) related to the alleged use
                                 of cash and fund portfolio commissions to
                                 finance "shelf-space" arrangements with
                                 broker-dealers for open-end funds. The
                                 Administrator, the Distributor and their
                                 affiliates agreed to pay a total of $68 million
                                 to settle the claims related to market timing
                                 and $20.6 million to settle the claims related
                                 to shelf-space. In addition to monetary
                                 payments, the settling parties agreed to
                                 undertake certain corporate governance,
                                 compliance and disclosure reforms related to
                                 market timing, brokerage commissions, revenue
                                 sharing and shelf-space arrangements, and
                                 consented to cease and desist orders and
                                 censures. None of the settlements alleged that
                                 any inappropriate activity took place with
                                 respect to the Fund.

                                 Since February 2004, the Administrator, the
                                 Distributor and certain of their affiliates and
                                 their employees have been named as defendants
                                 in a number of pending lawsuits concerning
                                 "market timing" and "revenue
                                 sharing/shelf-space/directed brokerage," which
                                 allege the same or similar conduct underlying
                                 the regulatory settlements discussed above. The
                                 market timing lawsuits have been consolidated
                                 in a multi-district litigation proceeding in
                                 the United States District Court for the
                                 District of Maryland, and the revenue
                                 sharing/shelf-space/directed brokerage lawsuits
                                 have been consolidated in the United States
                                 District Court for the District of Connecticut.
                                 Any potential resolution of these matters may
                                 include, but not be limited to, judgments or
                                 settlements for damages against the
                                 Administrator, the Distributor or their
                                 affiliates or related injunctions.

                                 The Administrator and the Distributor believe
                                 that these matters are not likely to have a
                                 material adverse effect on the Fund or on their
                                 ability to perform their respective
                                 administrative or distribution activities
                                 relating to the Fund.

                                 The foregoing speaks only as of the date of
                                 this prospectus.

                                 Purchases and Redemptions

PURCHASING AND                   Investors may purchase and redeem Fund shares
REDEEMING SHARES                 at the Fund's net asset value without a sales
                                 charge or other fee.

                                 Shares of the Fund are offered to lenders
                                 (each, a "Lender") participating in the
                                 securities lending program administered by
                                 Dresdner Bank-NY for the investment and
                                 reinvestment of cash collateral. Institutional
                                 investors other than program participants may
                                 invest in the Fund. Dresdner Bank-NY will
                                 effect all purchases and redemptions on behalf
                                 of investors.

                                 Because the Fund is intended for short-term
                                 investment, it does not monitor for market
                                 timers or prohibit such short-term trading
                                 activity. Although the Fund is managed in a
                                 manner that is consistent with its investment
                                 objective, frequent trading by shareholders may
                                 disrupt its management and increase its
                                 expenses.

TIMING OF PURCHASE AND           A purchase order received by the transfer agent
REDEMPTION ORDERS AND            prior to the close of regular trading on the
SHARE PRICE CALCULATIONS         New York Stock Exchange (normally 4:00 p.m.,
                                 Eastern Time) on a day the Fund is open for
                                 business, will be effected at that day's net
                                 asset value. An order received after 4:00 p.m.,
                                 Eastern Time will be effected at the net asset
                                 value determined on the next business day. The
                                 Fund is "open for business" on each day the New
                                 York Stock Exchange is open for trading.
                                 Purchase orders will be accepted only on days
                                 on which the Fund is open for business.

                                      -8-

OTHER PURCHASE INFORMATION       Purchases of the Fund's shares will normally be
                                 made only in full shares, but may be made in
                                 fractional shares under certain circumstances.
                                 Certificates for shares will not be issued.

                                 The Fund reserves the right, in its sole
                                 discretion, to suspend the offering of shares
                                 of the Fund or to reject any purchase order, in
                                 whole or in part, when, in the judgment of
                                 management, such suspension or rejection is in
                                 the best interests of the Fund.

OTHER REDEMPTION INFORMATION     Redemption requests for Fund shares are
                                 effected at the net asset value per share next
                                 determined after receipt of a redemption
                                 request by the Fund. A redemption request
                                 received by the transfer agent prior to 4:00
                                 p.m., Eastern Time, on a day the Fund is open
                                 for business, is effected on that day. A
                                 redemption request received after that time is
                                 effected on the next business day. The Fund may
                                 suspend the right of redemption or postpone the
                                 payment date at times when the New York Stock
                                 Exchange is closed, or during certain other
                                 periods as permitted under the federal
                                 securities laws.

VERIFICATION OF IDENTITY         To help the government fight the funding of
                                 terrorism and money laundering activities,
                                 federal law requires financial institutions to
                                 obtain, verify and record identification
                                 information relating to certain persons that
                                 open a new account. As a result, the Fund may
                                 be required to obtain the following information
                                 for certain persons that open a new account:

                                 1.   Name.
                                 2.   Date of birth (for individuals).
                                 3.   Residential or business street address.
                                 4.   Social security number, taxpayer
                                      identification number, or other
                                      identifying number.

                                 Additional information may be required to open
                                 accounts for corporations and other entities.

                                 After an account is opened, the Fund may
                                 restrict your ability to purchase additional
                                 shares until your identity is verified. The
                                 Fund also may close your account AND REDEEM
                                 YOUR SHARES or take other appropriate action if
                                 it is unable to verify your identity within a
                                 reasonable time.

PORTFOLIO HOLDINGS               A description of the Fund's policies and
DISCLOSURE POLICY                procedures with respect to the disclosure of
                                 its portfolio holdings is available in the
                                 Statement of Additional Information.

                                      -9-

                                 How Fund Shares are Priced

                                 The net asset value ("NAV") of the Fund's
                                 shares is determined by dividing the total
                                 value of the Fund's investments and other
                                 assets, less any liabilities, by the total
                                 number of shares outstanding of the Fund. Fund
                                 shares are valued as of a particular time (the
                                 "Valuation Time") on each day that the New York
                                 Stock Exchange is open for trading. The
                                 Valuation Time is ordinarily at the close of
                                 regular trading on the New York Stock Exchange
                                 (normally 4:00 p.m., Eastern time). In unusual
                                 circumstances, the Board of Trustees may
                                 determine that the Valuation Time shall be as
                                 of 4:00 p.m., Eastern time, notwithstanding an
                                 earlier, unscheduled close or halt of trading
                                 on the New York Stock Exchange.

                                 The Fund's securities are valued using the
                                 amortized cost method of valuation, which
                                 involves valuing a security at cost on the date
                                 of acquisition and thereafter assuming a
                                 constant accretion of a discount or
                                 amortization of a premium to maturity,
                                 regardless of the impact of fluctuating
                                 interest rates on the market value of the
                                 instrument. While this method provides
                                 certainty in valuation, it may result in
                                 periods during which the value, as determined
                                 by amortized cost, is higher or lower than the
                                 price the Fund would receive if it sold the
                                 security.

                                 Fund Distributions

                                 The Fund distributes substantially all of its
                                 net investment income to shareholders in the
                                 form of dividends. You begin earning dividends
                                 on the shares the day after the Fund receives
                                 your purchase payment. Dividends are declared
                                 daily and paid monthly.

                                 In addition, the Fund distributes any net
                                 capital gains it earns from the sale of
                                 portfolio securities to shareholders investing
                                 in the Fund no less frequently than annually.
                                 Net short-term capital gains may be paid more
                                 frequently.

                                 A shareholder may have distributions from the
                                 Fund reinvested in the Fund or paid in cash.

                                 Tax Consequences

                                 TREATMENT AS A RIC. The Fund intends to elect
                                 to be treated and to qualify each year for
                                 taxation as a regulated investment company
                                 eligible for treatment under the provisions of
                                 Subchapter M of the Internal Revenue Code of
                                 1986, as amended (the "Code"). If the Fund so
                                 qualifies and satisfies certain distribution
                                 requirements, the Fund will not be subject to
                                 federal income tax on income distributed in a
                                 timely manner to its shareholders in the form
                                 of dividends or capital gains distributions.

                                 TAXES ON FUND DISTRIBUTIONS. If you are subject
                                 to U.S. federal income tax, you will be subject
                                 to tax on Fund distributions whether you
                                 receive them in cash or reinvest them in
                                 additional shares of the Fund. For federal
                                 income tax purposes, Fund distributions will be
                                 taxable to you as either ordinary income or
                                 capital gains.

                                 Unless you are an entity exempt from income
                                 taxes, Fund dividends that are distributions of
                                 investment income are generally taxable to you
                                 as ordinary income. Federal taxes on Fund
                                 distributions of gains are determined by how
                                 long the Fund owned the investments that
                                 generated the gains, rather than how long you
                                 have owned your shares. Distributions of gains
                                 from investments that the Fund owned for more
                                 than 12 months that are properly designated by
                                 the Fund as capital gain dividends generally
                                 will be taxable to you as long-term capital
                                 gains. Distributions of net capital gains from
                                 investments that the Fund owned for 12 months
                                 or less generally will be taxable to you as
                                 ordinary income. The Fund does not expect to
                                 distribute gains taxable as long-term capital
                                 gains.

                                      -10-

                                 For taxable years beginning on or before
                                 December 31, 2010, distributions of investment
                                 income designated by the Fund as derived from
                                 "qualified dividend income" will be taxed in
                                 the hands of individuals at the rates
                                 applicable to long-term capital gain, provided
                                 holding period and other requirements are met
                                 at both the shareholder and Fund level. The
                                 Fund does not expect a significant portion of
                                 Fund distributions to be derived from qualified
                                 dividend income.

                                 Distributions received by tax-exempt
                                 shareholders generally will not be subject to
                                 federal income tax. Please see the Statement of
                                 Additional Information for further details.

                                 Fund distributions are taxable to you even if
                                 they are paid from income or gains earned by
                                 the Fund prior to your investment and thus were
                                 included in the price you paid for your shares.
                                 For example, if you purchase shares on or just
                                 before the record date of a Fund distribution,
                                 you will pay full price for the shares and may
                                 receive a portion of your investment back as a
                                 taxable distribution.

                                 TAXES WHEN YOU SELL (OR REDEEM) YOUR SHARES.
                                 Any gain resulting from the sale or redemption
                                 of Fund shares generally will be subject to
                                 federal income tax.

                                 Returns of capital. If the Fund's distributions
                                 exceed its taxable income and capital gains
                                 realized during a taxable year, all or a
                                 portion of the distributions made in the same
                                 taxable year may be recharacterized as a return
                                 of capital to you. A return of capital
                                 distribution generally will not be taxable, but
                                 will reduce your cost basis in the Fund and
                                 result in a higher reported capital gain or
                                 lower reported capital loss when you sell those
                                 shares on which the distribution was received.

                                 BACKUP WITHHOLDING. The Fund generally is
                                 required to withhold and remit to the U.S.
                                 Treasury a percentage of the taxable
                                 distributions and redemption proceeds paid to
                                 any individual shareholder who fails to
                                 properly furnish the Fund with a correct
                                 taxpayer identification number ("TIN"), who has
                                 under-reported dividend or interest income, or
                                 who fails to certify to the Fund that he or she
                                 is not subject to such withholding. The backup
                                 withholding rules may also apply to
                                 distributions that are properly designated as
                                 exempt-interest dividends. The backup
                                 withholding tax rate is 28% for amounts paid
                                 through 2010. This rate will expire and the
                                 backup withholding rate will be 31% for amounts
                                 paid after December 31, 2010, unless Congress
                                 enacts tax legislation providing otherwise.

                                 NON U.S. SHAREHOLDERS. In general, dividends
                                 (other than capital gain dividends) paid to a
                                 shareholder that is not a "U.S. person" within
                                 the meaning of the Code (such shareholder, a
                                 "foreign person") are subject to withholding of
                                 U.S. federal income tax at a rate of 30% (or
                                 lower applicable treaty rate). However, under
                                 recent legislation, effective for taxable years
                                 of the Fund beginning before January 1, 2008,
                                 the Fund generally will not be required to
                                 withhold any amounts with respect to
                                 distributions of (i) U.S.-source interest
                                 income that, in general would not be subject to
                                 U.S. federal income tax if earned directly by
                                 an individual foreign person, and (ii)
                                 net-short term capital gains in excess of net
                                 long-term capital losses, in each case to the
                                 extent such distributions are properly
                                 designated by the Fund.

                                 Consult your tax adviser about other possible
                                 consequences. This is a summary of certain
                                 federal income tax consequences of investing in
                                 the Fund. You should consult your tax adviser
                                 for more information on your own tax situation,
                                 including possible state, local and foreign tax
                                 consequences.

                                      -11-

                                 Characteristics and Risks of Securities and
                                 Investment Techniques

                                 This section provides additional information
                                 about some of the principal investments and
                                 related risks of the Fund described under
                                 "Risk/Return Summary" and "Summary of Principal
                                 Risks" above. It also describes characteristics
                                 and risks of additional securities and
                                 investment techniques that may be used by the
                                 Fund from time to time. Most of these
                                 securities and investment techniques are
                                 discretionary, which means that Dresdner
                                 Advisors can decide whether to use them or not.
                                 This Prospectus does not attempt to disclose
                                 all of the various types of securities and
                                 investment techniques that may be used by the
                                 Fund. As with any mutual fund, investors in the
                                 Fund rely on the professional investment
                                 judgment and skill of the Fund's investment
                                 adviser. Please see "Investment Objectives and
                                 Policies" in the Statement of Additional
                                 Information relating to the Fund for more
                                 detailed information about the securities and
                                 investment techniques described in this section
                                 and about other strategies and techniques that
                                 may be used by the Fund.

SECURITIES SELECTION             In selecting securities for the Fund, Dresdner
                                 Advisors develops an outlook for interest rates
                                 and the economy; analyzes credit and call
                                 risks, and uses other security selection
                                 techniques. The proportion of the Fund's assets
                                 committed to investment in securities with
                                 particular characteristics (such as sector,
                                 interest rate or maturity) varies based on
                                 Dresdner Advisors' outlook for the U.S.
                                 economy, the financial markets and other
                                 factors. There is no guarantee that Dresdner
                                 Advisors' security selection techniques will
                                 produce the desired result.

U.S.GOVERNMENT SECURITIES        U.S. Government Securities are obligations of,
                                 or guaranteed by, the U.S. Government, its
                                 agencies or government-sponsored enterprises.
                                 U.S. Government Securities are subject to
                                 market and interest rate risk, and may be
                                 subject to varying degrees of credit risk. U.S.
                                 Government Securities include zero coupon
                                 securities, which tend to be subject to greater
                                 market risk than interest-paying securities of
                                 similar maturities. Certain U.S. Government
                                 securities issued by government-sponsored
                                 enterprises (and not by the U.S. Treasury),
                                 such as mortgage-backed securities issued by
                                 the Federal Home Loan Mortgage Corporation
                                 (Freddie Mac), the Federal National Mortgage
                                 Association (Fannie Mae) and the Federal Home
                                 Loan Banks (FHLB), are not backed by the full
                                 faith and credit of the U.S. Government and
                                 involve credit risk.

MORTGAGE-RELATED AND OTHER       The Fund may invest in mortgage-related and in
ASSET-BACKED SECURITIES          other asset-backed securities. Mortgage-related
                                 securities include mortgage pass-through
                                 securities and other securities that directly
                                 or indirectly represent a participation in, or
                                 are secured by and payable from, mortgage loans
                                 on real property. Asset-backed securities
                                 represent interests in pools of assets, such as
                                 automobile or credit card receivables or home
                                 equity loans. The value of some
                                 mortgage-related or other asset-backed
                                 securities may be particularly sensitive to
                                 changes in prevailing interest rates. Early
                                 repayment of principal on some mortgage-related
                                 and other asset-backed securities may expose
                                 the Fund to a lower rate of return upon
                                 reinvestment of principal. The value of these
                                 securities may fluctuate in response to the
                                 market's perception of the asset backing the
                                 security, the creditworthiness of the servicing
                                 agent of the pool, the originator of the loans,
                                 or the financial institution providing any
                                 credit enhancement.

LOAN PARTICIPATIONS AND          The Fund may invest in fixed- and floating-rate
ASSIGNMENTS                      loans, which investments generally will be in
                                 the form of loan participations and assignments
                                 of portions of such loans. Participations and
                                 assignments involve special types of risk,
                                 including credit risk, interest rate risk,
                                 liquidity risk, and the risks of being a
                                 lender. If the Fund purchases a participation,
                                 it may only be able to enforce its rights
                                 through the lender, and may assume the credit
                                 risk of the lender in addition to that of the
                                 borrower.

CORPORATE DEBT SECURITIES        Corporate Debt securities are subject to the
                                 risk of the issuer's inability to meet
                                 principal and interest payments on the
                                 obligation and may also be subject to price
                                 volatility due to such factors as interest rate
                                 sensitivity, market perception of the
                                 creditworthiness of the issuer and general
                                 market liquidity. When interest rates rise, the
                                 value of corporate debt securities can be
                                 expected to decline. Debt securities with
                                 longer maturities tend to be more sensitive to
                                 interest rate movements than those with shorter
                                 maturities.

                                      -12-

VARIABLE AND FLOATING            Variable and floating rate securities provide
RATE SECURITIES                  for a periodic adjustment in the interest rate
                                 paid on the obligations. The Fund may invest in
                                 floating rate debt instruments ("floaters").
                                 While floaters provide a certain degree of
                                 protection against rises in interest rates, the
                                 Fund will participate in any declines in
                                 interest rates as well.

REPURCHASE AGREEMENTS            The Fund may enter into repurchase agreements,
                                 in which the Fund purchases a security from a
                                 bank or broker-dealer and agrees to repurchase
                                 the security at the Fund's cost plus interest
                                 within a specified time. If the party agreeing
                                 to repurchase should default, the Fund will
                                 seek to sell the securities which it holds.
                                 This could involve procedural costs or delays
                                 in addition to a loss on the securities if
                                 their value should fall below their repurchase
                                 price. Repurchase agreements maturing in more
                                 than seven days are considered illiquid
                                 securities.

INFLATION-INDEXED BONDS          Inflation-indexed bonds are fixed income
                                 securities whose principal value is
                                 periodically adjusted according to the rate of
                                 inflation. If the index measuring inflation
                                 falls, the principal value of inflation-indexed
                                 bonds will be adjusted downward, and
                                 consequently the interest payable on these
                                 securities (calculated with respect to a
                                 smaller principal amount) will be reduced.
                                 Repayment of the original bond principal upon
                                 maturity (as adjusted for inflation) is
                                 guaranteed in the case of U.S. Treasury
                                 inflation-indexed bonds. For bonds that do not
                                 provide a similar guarantee, the adjusted
                                 principal value of the bond repaid at maturity
                                 may be less than the original principal.

                                 The value of inflation-indexed bonds is
                                 expected to change in response to changes in
                                 real interest rates. Real interest rates are
                                 tied to the relationship between nominal
                                 interest rates and the rate of inflation. If
                                 nominal interest rates increase at a faster
                                 rate than inflation, real interest rates may
                                 rise, leading to a decrease in value of
                                 inflation-indexed bonds. Short-term increases
                                 in inflation may lead to a decline in value.
                                 Any increase in the principal amount of an
                                 inflation-indexed bond will be considered
                                 taxable ordinary income, even though investors
                                 do not receive their principal until maturity.

WHEN-ISSUED, DELAYED             The Fund may purchase securities which it is
DELIVERY AND FORWARD             eligible to purchase on a when-issued basis,
COMMITMENT TRANSACTIONS          may purchase and sell such securities for
                                 delayed delivery and may make contracts to
                                 purchase such securities for a fixed price at a
                                 future date beyond normal settlement time
                                 (forward commitments). When-issued
                                 transactions, delayed delivery purchases and
                                 forward commitments involve a risk of loss if
                                 the value of the securities declines prior to
                                 the settlement date. This risk is in addition
                                 to the risk that the Fund's other assets will
                                 decline in value. Therefore, these transactions
                                 may result in a form of leverage and increase
                                 the Fund's overall investment exposure.
                                 Typically, no income accrues on securities the
                                 Fund has committed to purchase prior to the
                                 time delivery of the securities is made,
                                 although the Fund may earn income on securities
                                 it has designated or "earmarked" to cover these
                                 positions.

INVESTMENT IN OTHER              Subject to applicable restrictions and
INVESTMENT COMPANIES             limitations of the Investment Company Act, the
                                 Fund may invest in securities of other
                                 investment companies, such as open-end or
                                 closed-end management investment companies, or
                                 in pooled accounts or other investment
                                 vehicles. As a shareholder of an investment
                                 company, the Fund may indirectly bear service
                                 and other fees which are in addition to the
                                 fees the Fund pays its service providers.

ILLIQUID SECURITIES              The Fund may invest up to 10% of its net assets
                                 in illiquid securities. Certain illiquid
                                 securities may require pricing at fair value as
                                 determined in good faith under the supervision
                                 of the Board of Trustees. A portfolio manager
                                 may be subject to significant delays in
                                 disposing of illiquid securities, and
                                 transactions in illiquid securities may entail
                                 registration expenses and other transaction
                                 costs that are higher than those for
                                 transactions in liquid securities. The term
                                 "illiquid securities" for this purpose means
                                 securities that cannot be disposed of within
                                 seven days in the ordinary course of business
                                 at approximately the amount at which the Fund
                                 has valued the securities. Restricted
                                 securities, i.e., securities subject to legal
                                 or contractual restrictions on resale, may be
                                 illiquid. However, some restricted securities
                                 (such as securities issued pursuant to Rule
                                 144A under the Securities Act of 1933 and
                                 certain commercial paper) may be treated as
                                 liquid, although they may be less liquid than
                                 registered securities traded on established
                                 secondary markets.

                                      -13-

CHANGES IN INVESTMENT            The investment objective of the Fund may be
OBJECTIVES AND POLICIES          changed by the Board of Trustees without
                                 shareholder approval. Unless otherwise stated,
                                 all other investment policies of the Fund may
                                 be changed by the Board of Trustees without
                                 shareholder approval.

PERCENTAGE INVESTMENT            Unless otherwise stated, all percentage
LIMITATIONS                      limitations on Fund investments listed in this
                                 Prospectus will apply at the time of
                                 investment. The Fund would not violate these
                                 limitations unless an excess or deficiency
                                 occurs or exists immediately after and as a
                                 result of an investment.

OTHER INVESTMENTS AND            The Fund may invest in other types of
TECHNIQUES                       securities and use a variety of investment
                                 techniques and strategies which are not
                                 described in this Prospectus. These securities
                                 and techniques may subject the Fund to
                                 additional risks. Please see the Statement of
                                 Additional Information relating to the Fund for
                                 additional information about the securities and
                                 investment techniques described in this
                                 Prospectus and about additional securities and
                                 techniques that may be used by the Fund.

                                 Financial Highlights

                                 The financial highlights table is intended to
                                 help a shareholder understand the financial
                                 performance of the Fund since it commenced
                                 operations. The total returns in the table
                                 represent the rate that an investor would have
                                 earned or lost on an investment in the Fund,
                                 assuming reinvestment of all dividends and
                                 distributions. This information has been
                                 audited by PricewaterhouseCoopers LLP, whose
                                 report, along with the Fund's financial
                                 statements, are included in the annual report
                                 to shareholders. The annual report is
                                 incorporated by reference in the Statement of
                                 Additional Information relating to the Fund and
                                 is available free of charge upon request from
                                 the Distributor at the number at the back of
                                 this prospectus.

                                      -14-

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGH OCTOBER 31, 2006:

                                                                 Year ended         Year ended      For the Period March 24, 2004*
                                                              October 31, 2006   October 31, 2005      through October 31, 2004
                                                              ----------------   ----------------   ------------------------------

Net asset value, beginning of period.......................     $     1.00          $   1.00                   $   1.00

INVESTMENT OPERATIONS:

Net Investment income......................................           0.05              0.03                       0.01
Net realized gain on investments...........................          (0.00)**           0.00**                     0.00**
Total from investment operations...........................           0.05              0.03                       0.01
                                                                ----------          --------                   --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net Investment income......................................          (0.05)            (0.03)                     (0.01)
Net realized gain on investments...........................          (0.00)**          (0.00)**                   (0.00)**
Total from investment operations...........................          (0.05)            (0.03)                     (0.01)
                                                                ----------          --------                   --------
Net asset value, end of period.............................     $     1.00          $   1.00                   $   1.00
                                                                ----------          --------                   --------
TOTAL RETURN (1)...........................................           4.97%             2.97%                      0.79%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) .........................     $2,059,107          $548,584                   $205,124
Ratio of expenses to average net assets (2) (3)............           0.05%             0.05%                      0.05%(4)
Ratio of net investment income to average net assets (3)...           5.07%             3.06%                      1.30%(4)

----------
*    Commencement of operations

**   Less than $0.005 per share

(1)  Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2)  Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank.

(3)  During the fiscal period indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Fund's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.07% and 5.05%, respectively, for the year ended
     October 31, 2006; 0.08% and 3.03%, respectively, for the year ended October
     31, 2005; and 0.09% (annualized) and 1.26% (annualized), respectively for the period from March 24, 2004 (commencement of operations) through October
     31, 2004.

(4)  Annualized

                                      -15-

                        ALLIANZ DRESDNER DAILY ASSET FUND
                               FIXED INCOME SHARES

INVESTMENT ADVISER
Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

ADMINISTRATOR
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company
801 Pennsylvania
Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway, 10th Floor
Kansas City, Missouri 64105-1595

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRUSTEES & PRINCIPAL OFFICERS
Robert E. Connor         Trustee
Paul Belica              Trustee
John J. Dalessandro II   Trustee
Hans W. Kertess          Trustee
William B. Ogden, IV     Trustee
John C. Maney            Trustee
R. Peter Sullivan III    Trustee
Brian S. Shlissel        President & Chief Executive Officer
Thomas J. Fuccillo       Vice President, Secretary & Chief Legal Officer
Lawrence G. Altadonna    Treasurer & Principal Financial & Accounting Officer
Youse E. Guia            Chief Compliance Officer
William V. Healey        Assistant Secretary
Richard H. Kirk          Assistant Secretary
Kathleen A. Chapman      Assistant Secretary
Lagan Srivastava         Assistant Secretary
Scott Whisten            Assistant Treasurer

The Fund's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders includes additional information about the
Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this
Prospectus, which means they are a part of this Prospectus for legal purposes.
In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Because the Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the securities lending program, the Fund does not maintain a website for its shareholders.

You may get free copies of the SAI and the annual or semi-annual report, request other information about the Fund, or make inquiries by calling Allianz Global
Distributors LLC at 1-800-462-9767.

You may review and copy information about the Fund, including its SAI, at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C.
You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the EDGAR Database on the Commission's Internet
site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing the Public Reference Section of the
Commission, Washington, D.C. 20549-0102. You may need to refer to the Fund's file number under the Investment Company Act, which is 811-9721.

                                      -16-

                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2007

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Fixed Income SHares (the "Trust") for
FISH Series C, Series M and Series R, dated March 1, 2007 and as supplemented from time to time (the "Prospectus"). Through the one Prospectus, the Trust
offers three series of shares: FISH: Series C, FISH: Series M and FISH: Series R
(each a "Portfolio").

     Audited financial statements for the Trust, as of October 31, 2006, including notes thereto, and the report of PricewaterhouseCoopers LLP are incorporated herein by reference from the Trust's Annual Report. Copies of the
Prospectus and Annual Report, which are incorporated by reference into (legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:

                                       Allianz Global Investors Distributors LLC
                                       2187 Atlantic Avenue
                                       Stamford, Connecticut 06902
                                       1-800-462-9727

                                                                            PAGE
                                                                            ----

   Certain Terms of the Advisory Agreement and the Portfolio Management

APPENDIX A - PROXY VOTING POLICIES                                          A-1

                                    THE TRUST

     The Trust is an open-end management investment company ("mutual fund") that currently consists of four series, three of which (FISH: Series C, FISH: Series
M and FISH: Series R) are non-diversified and one of which (Allianz Dresdner
Daily Asset Fund) is diversified. The Prospectus and this Statement of
Additional Information offer shares of FISH: Series C, FISH: Series M and FISH:
Series R (the "Portfolios") only. The shares of Allianz Dresdner Daily Asset
Fund and any other future series of the Trust are offered by one or more separate prospectuses and statements of additional information.

     The Trust was organized as a Massachusetts business trust on November 3,
1999.

                       INVESTMENT OBJECTIVES AND POLICIES

     In addition to the principal investment strategies and the principal risks of the Portfolios described in the Prospectus, each Portfolio may employ other investment practices and may be subject to additional risks which are described below. Certain strategies and/or risks described below may not apply to each
Portfolio. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of
Additional Information, or by applicable law, a Portfolio may engage in each of the practices described below.

     The Portfolios' investment adviser, Allianz Global Investors Fund
Management LLC ("AGIFM" or the "Adviser"), is responsible for overseeing the
Portfolios' sub-adviser and is responsible for certain of the Portfolios'
business affairs. The Portfolios' sub-adviser, Pacific Investment Management
Company LLC ("PIMCO" or the "Sub-Adviser"), is responsible for the day-to-day portfolio management of the Portfolios.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     The Portfolios may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The FISH: Series M will ordinarily invest substantially all of its assets in these securities, while the FISH: Series C may invest up to 30% of its assets in these securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. The
Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage
Obligations"), and in other types of mortgage-related and asset-backed securities.

     MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the
Government National Mortgage Association or "Ginnie Mae") are described as
"modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

                                       1

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by Ginnie Mae) or guaranteed by agencies or instrumentalities of the
U.S. Government (in the case of securities guaranteed by the Federal National
Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage
Corporation ("Freddie Mac")). The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly-owned U.S.
Government corporation within the Department of Housing and Urban Development.
Ginnie Mae is authorized to guarantee, with the full faith and credit of the
U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or
guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development.
Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan
Banks and now owned entirely by private stockholders. Freddie Mac issues
Participation Certificates ("PCs") which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Portfolios' investment quality standards. There can be

                                       2

no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

     Mortgage-related securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to a Portfolio's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages
(including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie
Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither
U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by
Ginnie Mae, Fannie Mae, or Freddie Mac, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated
maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates
("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     FREDDIE MAC COLLATERALIZED MORTGAGE OBLIGATIONS. Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with Freddie Mac's mandatory sinking fund schedule, which

                                       3

in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of Freddie Mac's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet Freddie Mac's minimum sinking fund obligation on the next sinking fund payment date, Freddie
Mac agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.

     COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial Mortgage-Backed
Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S.
Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the
U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or
"IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets

                                       4

have not yet developed and, accordingly, these securities may be deemed
"illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

     COLLATERALIZED DEBT OBLIGATIONS. The Portfolios may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) a
Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

     OTHER ASSET-BACKED SECURITIES. Similarly, the Adviser and Sub-Adviser
expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolios.
Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM)
represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on
CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with their investment objectives and policies, the Portfolios also may invest in other types of asset-backed securities.

                                       5

INFLATION-INDEXED BONDS

     The Portfolios may invest in inflation-indexed bonds. The FISH: Series R may invest a substantial portion of its assets in these securities.
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the
Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S.
Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A
Portfolio may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for All Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics.
The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

                                       6

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

BANK OBLIGATIONS

     Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers'
acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2)
provide for withdrawal penalties upon prepayment (other than overnight deposits)
if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Subject to each Portfolio's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

     Each Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A
Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio may invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to

                                       7

holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

     Each Portfolio limits the amount of its total assets that it will invest in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the
"issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission
("SEC") interpretations currently require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as
"issuers." Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.
Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the
Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the
Portfolios' investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the
Portfolios rely on the Sub-Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

                                       8

CORPORATE DEBT SECURITIES

     Each Portfolio may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes.
The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     A Portfolio's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the
Sub-Adviser's opinion comparable in quality to corporate debt securities in which the Portfolio may invest. Corporate income producing securities may include forms of preferred or preference stock. The rate interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Corporate debt securities may be acquired with warrants attached.

     Securities rated Baa and BBB are the lowest which are considered
"investment grade" obligations. Moody's Investors Service, Inc. ("Moody's")
describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P")
describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal .
.. . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

HIGH YIELD SECURITIES ("JUNK BONDS")

     Each of the Portfolios may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a
Portfolio, or, if unrated, are determined by the Sub-Adviser to be of comparable quality. A description of the ratings categories used is set forth in Appendix A to the Prospectus.

     A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the
Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated
Ba or below by Moody's or BB or below by S&P) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated. Investments in securities rated below investment grade are described as "speculative" by both Moody's and S&P. Additional information about Moody's and S&P's securities ratings is included in Appendix A to the Prospectus.

     The FISH: Series C may invest up to 50% of its assets and the FISH: Series
R may invest up to 20% of its assets in fixed income securities that are rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. The FISH: Series M may invest up to 50% of its assets in mortgage-backed securities with such ratings. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in a Portfolio. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to

                                       9

the issuer's continuing ability to meet principal and interest payments.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities.
While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Portfolio's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.
The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios may incur additional expenses to seek recovery.

     In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Sub-Adviser seeks to reduce these risks through credit analysis and attention to current developments and trends in both the economy and financial markets. Even though such securities do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

     The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the
Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the
Portfolios. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind"
securities may be affected to a greater extent by interest rate changes. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
The Sub-Adviser seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rates and market conditions.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The
Sub-Adviser does not rely solely on credit ratings when selecting securities for the Portfolios, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if the
Sub-Adviser deems it in the best interest of shareholders.

                                       10

PARTICIPATION ON CREDITORS COMMITTEES

     A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a
Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when the Adviser and the Sub-Adviser believe that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

VARIABLE AND FLOATING RATE SECURITIES

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The Portfolios may invest in floating rate debt instruments ("floaters")
and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or
U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

     Each Portfolio may also invest in inverse floating rate debt instruments
("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See
"Mortgage-Related and Other Asset-Backed Securities" above.

EVENT-LINKED EXPOSURE

     The Portfolios may obtain event-linked exposure by investing in
"event-linked bonds," "event-linked swaps," or by implementing "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, that
Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a
Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

                                       11

     Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See
"Characteristics and Risks of Securities and Investment Techniques--Illiquid
Securities" in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in event-linked bonds that meet the credit quality requirements for the Portfolio.

CONVERTIBLE SECURITIES

     Each Portfolio may invest in convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

     A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio's ability to achieve its investment objective. A Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

     The Portfolios may invest in so-called "synthetic convertible securities,"
which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolios may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the
"market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

WARRANTS TO PURCHASE SECURITIES

     Each of the Portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit.
If interest rates rise, the warrants would generally expire with no value.

                                       12

FOREIGN (NON-U.S.) SECURITIES

     The FISH: Series C and the FISH: Series R may invest in U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers;
foreign equity securities, including preferred or preference stock of foreign issuers; certain foreign bank obligations (see "Bank Obligations"); and U.S.
dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The FISH: Series R may invest up to 50% of its assets in these securities, except that the Portfolio may invest beyond this limit in U.S.
dollar-denominated securities of foreign issuers.

     The FISH: Series C may also invest in American Depositary Receipts
("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts
("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer.
EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs,
EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

     Investing in the securities of foreign issuers and in securities denominated in foreign currencies involves special risks and considerations not typically associated with investing in U.S. securities. These include:
differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S.
investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

                                       13

     The investments in foreign currency denominated debt obligations and hedging activities by the FISH: Series C and the FISH: Series R will likely produce a difference between each Portfolio's book income and its taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute returns of capital for tax purposes or require the
Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

     The FISH: Series M may also invest in foreign (non-U.S.) securities but does not currently intend to do so as a principal investment strategy.

     EMERGING MARKET SECURITIES. The FISH: Series C may invest up to 15% of its assets in securities of issuers economically tied to countries with developing
(or "emerging") securities markets, while the FISH: Series R may invest up to
20% of its assets in such securities. These Portfolios will consider an issuer to be economically tied to a country with an emerging securities market if (1)
the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half its assets in that country. The
Sub-Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the FISH: Series C and the FISH: Series R emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Sub-Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

     The risks of investing in foreign securities are particularly high when emerging market securities are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S.
securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war);
more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolios' ability to exchange local currencies for
U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United
States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

     The FISH: Series C and the FISH: Series R may also invest in Brady Bonds.
Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S.
Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic,
Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland,
Uruguay, and Venezuela.

                                       14

     Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S.
Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii)
the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the
"residual risk").

     Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady
Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina)
rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady
Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of their holdings.

FOREIGN CURRENCY TRANSACTIONS

     The Portfolios may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards"). The Portfolios may also engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting the outlook, and the Portfolios might be expected to enter into such contracts under the following circumstances:

     LOCK IN. When the Sub-Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

                                       15

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If the Sub-Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the
U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S.
dollars at an exchange rate established at the time it initiated the contract.
The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

     PROXY HEDGE. The Sub-Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     COSTS OF HEDGING. When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging.
Proxy hedging attempts to reduce this cost through an indirect hedge back to the
U.S. dollar.

     It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio's net asset value per share.

     TAX CONSEQUENCES OF HEDGING. Under applicable tax law, a Portfolio may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although a Portfolio is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the
"Code"). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

     FOREIGN CURRENCY WARRANTS. Foreign currency warrants such as Currency
Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S.
dollar depreciates against the value of a major foreign currency such as the
Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the

                                       16

particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were
"out-of-the-money," in a total loss of the purchase price of the warrants.
Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation
("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

     PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities ("PERLs(SM)") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the
U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S.
dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S.
dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     PERFORMANCE INDEXED PAPER. Performance indexed paper ("PIPs(SM)") is U.S.
dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time
(generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.
dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

REAL ESTATE SECURITIES AND RELATED DERIVATIVES

     The FISH: Series R may gain exposure to the real estate sector by investing in real-estate linked derivatives, real estate investment trusts ("REITs"), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating

                                       17

expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

     REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so if the FISH: Series R invests in REITs, it will bear its proportionate share of the costs of the REITs' operations.

     There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

     Along with the risks common to different types of real-estate related securities, REITs, no matter then type, involve additional risk factors. These include poor performance by the REIT's manager, adverse changes to the tax laws, and failure by the REIT to qualify for tax-free pass-through of income under the
Internal Revenue Code of 1986, as amended. In addition, some REITS have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming.

BORROWING

     Subject to the limitations described under "Investment Restrictions" below, each Portfolio may borrow for temporary purposes and/or for investment purposes.
Such a practice will result in leveraging of a Portfolio's assets and may cause a Portfolio to liquidate positions when it would not be advantageous to do so.
This borrowing may be unsecured. Provisions of the 1940 Act require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the
Portfolio's total assets made for temporary administrative purposes. As noted
under "Investment Restrictions," the FISH: Series C and the FISH: Series M are
subject to limitations on borrowings which are stricter than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of
5% of a Portfolio's total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300%
asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     As noted below, a Portfolio also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Portfolio. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the
Portfolio's commitment to repurchase, such an agreement will not be considered a
"senior security" by the Portfolio and therefore will not be subject to the 300%
asset coverage requirement otherwise applicable to borrowings by the Portfolio.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit

                                       18

agreement will be allocated among the Portfolios and the other series of the
Trust pursuant to guidelines approved by the Board of Trustees.

     In addition to borrowing for temporary purposes, a Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a
Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by a Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios' limitations on borrowings as specified under "Investment Restrictions" below.

     A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Portfolio sells a mortgage-related security, such as a security issued by Ginnie Mae, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical,"
the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within
2.5% of the initial amount delivered.

     A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Portfolio's restrictions on borrowings.
Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

     A Portfolio also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Portfolio's repurchase of the underlying security. A Portfolio's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the
Portfolio's forward commitment to repurchase the subject security.

DERIVATIVE INSTRUMENTS

     The following describes certain derivative instruments and products in which certain Portfolios may invest and risks associated therewith.

     In pursuing their individual investment objectives, the Portfolios may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and

                                       19

sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that any Portfolio that may not invest in foreign currency denominated securities may not enter into transactions involving currency futures or options. The Portfolios also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Portfolios also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities, and to the extent it may invest in foreign currency denominated securities, may enter into swap agreements with respect to foreign currencies. The Portfolios may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use those instruments, provided that their use is consistent with the Portfolio's investment objective.

     The value of some derivative instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the
Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of loss.

     The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the
Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the
Portfolio might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the
Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions.
In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

     Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or, if a strategy is used, that it will be successful.

     OPTIONS ON SECURITIES AND INDEXES. A Portfolio may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of
Securities Dealers Automated Quotations ("NASDAQ") or an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to

                                       20

reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     A Portfolio will write call options and put options only if they are
"covered." In the case of a call option on a security, the option is "covered"
if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration
(or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the
Portfolio. For a call option on an index, the option is covered if a Portfolio maintains with its custodian assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if a
Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is
"covered" if a Portfolio segregates assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees.

     If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the
Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires. In addition, a Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to the exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

     A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a
Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Portfolios may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

                                       21

     OTC OPTIONS. The Portfolios may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Portfolio will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which the Portfolios may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolios may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

     RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a
Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a
Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by a Portfolio, the
Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a
Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio's securities during the period the option was outstanding.

     In the case of a written call option on a securities index, a Portfolio will own corresponding securities whose historic volatility correlates with that of the index.

     FOREIGN CURRENCY OPTIONS. The Portfolios may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the
U.S. dollar (or another currency) in relation to a foreign currency in which a
Portfolio's securities may be denominated. In addition, each of the Portfolios may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise

                                       22

price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date. Each Portfolio may use interest rate, foreign currency or security or commodity indexes. The Portfolios may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. In addition, each Portfolio may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Portfolio's purchase and sale of Index
Futures is limited to contracts and exchanges which have been approved by the
Commodity Futures Trading Commission ("CFTC"). Through the use of Index Futures
and related options, a Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Portfolio may also avoid potential market and liquidity problems which may result from increases in positions already held by the Portfolio.

     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index
("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index
Futures contracts can be traded through all major commodity brokers. A Portfolio will ordinarily be able to close open positions on the futures exchange on which
Index Futures are then traded at any time up to and including the expiration day. As described below, a Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future.
Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Portfolio has purchased an Index Future and the price of the relevant
Index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.

     A Portfolio may close open positions on the futures exchanges on which
Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Positions in Index Futures may be closed out by a Portfolio only on the futures exchanges upon which the Index Futures are then traded.

     A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; the
Goldman Sachs Commodity Index; the DJ AIG Commodity Index; U.S. Treasury bonds;
U.S. Treasury notes; Ginnie Mae Certificates; three-month U.S. Treasury bills;
90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the
German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit
("the euro"). It is expected that other futures contracts in which the
Portfolios may invest will be developed and traded in the future.

                                       23

     A Portfolio might use financial futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the
Portfolio intends to purchase. A Portfolio's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the
Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Portfolios may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

     Each of the Portfolios may purchase and write call and put futures options.
Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

     When a purchase or sale of a futures contract is made by a Portfolio, the
Portfolio is required to segregate a specified amount of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded.
Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as
"marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

     A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month).
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Any transaction costs must also be included in these calculations.

     The Portfolios may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. A
Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

                                       24

     LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. When purchasing a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

     When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of
Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the
Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

     When selling a put option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

     With respect to futures contracts that are not legally required to "cash settle," a Portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact.
With respect to futures that are required to "cash settle," however, a Portfolio is permitted to set aside or earmark liquid assets in an amount equal to the
Portfolio's daily marked to market (net) obligation, if any, (in other words, the Portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to employ leverage to a greater extent than if the Portfolio were required to segregate assets equal to the full market value of the futures contract.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover a Portfolio's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.
However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Portfolio's portfolio securities. Thus, the use of a longer term security may require a Portfolio to hold offsetting short-term securities to balance the Portfolio's portfolio such that the Portfolio's duration does not exceed the maximum permitted for the Portfolio in the Prospectus.

     The Portfolios are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act (the "CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

                                       25

     The Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system, or in the case of futures options, for which an established over-the-counter market exists.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, futures options or forward contracts.

     RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation.
Also, an incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Portfolio would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts.
Conversely, a Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

     Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets.
Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                                       26

     There can be no assurance that a liquid market will exist at a time when a
Portfolio seeks to close out a futures or a futures option position, and that
Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the
Portfolios. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.

     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolios' investments to greater volatility than investments in traditional securities.

     ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON
FUTURES CONTRACTS AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON.
Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States;
may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United
States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, to the extent that a Portfolio does not hedge against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a
Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes.
The value of some derivative instruments in which the Portfolios may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser

                                       27

to forecast interest rates and other economic factors correctly. If the
Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to risk of loss. In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates)
than if the Portfolio had not used such instruments.

     SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS. Each Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements
("swap options").

     A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio's investment objectives and general investment polices, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee.
With a "floating" rate, the fee may be pegged to a base rate, such as the London
Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

     A Portfolio may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a
Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the
Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.

                                       28

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio may write (sell) and purchase put and call swap options.

     Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a
Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the
Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities"
for purposes of the Portfolio's investment restriction concerning senior securities.

     Whether a Portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a
Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the
Portfolios' repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants,"
which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the
1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.
Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy
Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset

                                       29

and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     STRUCTURED NOTES. Each Portfolio may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Depending on the terms of the note, a Portfolio may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. A Portfolio may use structured notes to add leverage to the portfolio and for investment as well as risk management purposes. Like other sophisticated strategies, a Portfolio's use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the
Sub-Advisor believes that currently most structured instruments are illiquid.

     A NOTE ON COMMODITY-LINKED DERIVATIVES. A Portfolio may seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked or commodity linked structured notes.

     The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.
A Portfolio bears the risk that the counterparty could default under a swap agreement. See "Swap Agreements and Options on Swap Agreements" above for further detail about swap transactions. Further, a Portfolio may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes, and are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. See "Structured Notes" above for further discussion of these notes.

     The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a
Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Portfolio may receive more or less principal that it originally invested. A Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

HYBRID INSTRUMENTS

     The Portfolios may invest in "hybrid" or indexed securities, which is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a
"benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

                                       30

     Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Portfolio. Each of the Portfolios will not invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

     Certain hybrid instruments may provide exposure to the commodities markets.
These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolios will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the
CFTC for an exemption from the provisions of the CEA.

     Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a
Portfolio's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

     The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a
Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

     To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of
Trustees, in an amount sufficient to meet such commitments.

     The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a
Portfolio.

                                       31

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     A Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the
Portfolio will segregate until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated.

     When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a
Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

     When a Portfolio has sold a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

SHORT SALES

     The Portfolios may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

     When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

     If the price of the security sold short increases between the time of the short sale and the time and a Portfolio replaces the borrowed security, the
Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. Each Portfolio does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Portfolio's assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The
Portfolios may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

                                       32

ILLIQUID SECURITIES

     Each Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

     The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities.
Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Sub-Adviser's opinion may be deemed illiquid
(not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

     Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws.
Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

     Subject to certain conditions described in the Prospectus and below, each
Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The amount of such loans by each of the FISH:
Series C and the FISH: Series M will amount to no more than 33 ?% of its total assets. The FISH: Series R has no such limitation on its ability to make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S.
Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The
Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. Each Portfolio's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the
Portfolio in permissible investments, or a fee, if the collateral is U.S.
Government securities.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S.
Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae, are

                                       33

supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan
Marketing Association, are supported only by the credit of the instrumentality.
U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and
TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S.
Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities
(e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

PREFERRED STOCK

     Each Portfolio may invest in preferred stock of U.S. or foreign issuers.
Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

REPURCHASE AGREEMENTS

     For the purposes of maintaining liquidity and achieving income, each
Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which a
Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Sub-Adviser will monitor the creditworthiness of the counterparties.

MUNICIPAL BONDS

     Each Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.

     Municipal bonds share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds which the Portfolios may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

                                       34

     Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     FISH: Series C and FISH: Series M. The investment restrictions set forth below are fundamental policies of each of the FISH: Series C and the FISH:
Series M and may not be changed with respect to these Portfolios without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, neither of these Portfolios may:

     (1) borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

     (2) invest in a security if, as a result of such investment, more than 25%
of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

     (3) with respect to 50% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (4) with respect to 50% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities;

     (5) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (6) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

     (7) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (8) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the

                                       35

purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Portfolio's assets);

     (9) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies (for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security);

     (10) lend any funds or other assets, except that such Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers'
acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

     (11) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     FISH: Series R. The investment restrictions set forth below are fundamental policies of the FISH: Series R and may not be changed with respect to that
Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of the Portfolio. Under these restrictions, the Portfolio may not:

     (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

     (2) concentrate its investments in a particular "industry," as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

     (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

     (4) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Portfolio, subject to restrictions described in the Prospectus and elsewhere in this Statement of
Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

     (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

     (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time; or

                                       36

     (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     Each Portfolio is also subject to the following non-fundamental restriction
(which may be changed without shareholder approval). No Portfolio may, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. Derivative instruments with economic characteristics similar to fixed income securities will be treated as fixed income securities for purposes of this non-fundamental investment restriction. The Portfolio may not change this non-fundamental investment restriction unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

     In addition, the FISH: Series C and the FISH: Series M are subject to the following non-fundamental restriction (which may be changed without shareholder approval). Neither Portfolio may invest more than 15% of its net assets (taken at market value at the time of the investment) in "illiquid securities,"
illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

OTHER INFORMATION REGARDING INVESTMENT RESTRICTIONS

     Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the
Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

     The FISH: Series R interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Portfolio, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

     Each Portfolio would be deemed to "concentrate" in a particular industry if it invested 25% or more of its total assets in that industry. The Portfolios'
industry concentration policy does not preclude the Portfolios from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities). The Portfolios' industry concentration policy does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

     The phrase "shareholder approval," as used in the Prospectus and this
Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio or the
Trust, as the case may be, or (2) 67% or more of the shares of a Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     To the extent a Portfolio covers its commitment under a reverse repurchase agreement or other derivative instrument by the designation of assets determined by the Sub-Adviser to be liquid in accordance with procedures adopted by the
Trustees, equal in value to the amount of the Portfolio's commitment, such instrument will not be considered a "senior security" for purposes of the
Portfolios' limitations on borrowings.

                                       37

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s)
indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Allianz Global Investors Fund Management LLC, 1345
Avenue of the Americas, New York, New York 10105.

                                    TRUSTEES

                                           TERM OF                                                    NUMBER OF
                                         OFFICE AND                    PRINCIPAL                    PORTFOLIOS IN       OTHER
          NAME            POSITION(S)     LENGTH OF                  OCCUPATION(S)                 FUND COMPLEX**   DIRECTORSHIPS
        ADDRESS           HELD WITH         TIME                    DURING THE PAST                  OVERSEEN BY       HELD BY
        AND AGE             TRUST          SERVED*                      5 YEARS                        TRUSTEE         TRUSTEE
-----------------------   -----------   ------------   -----------------------------------------   --------------   -------------

INDEPENDENT TRUSTEES***

Paul Belica                 Trustee     Since          Retired. Formerly Director, Student Loan          26             None.
09/27/1921                              inception      Finance Corp., Education Loans, Inc.,
                                        (March 2000)   Goal Funding, Inc., Goal Funding II, Inc.
                                                       and Surety Loan Fund, Inc. Formerly,
                                                       Manager of Stratigos Fund LLC, Whistler
                                                       Fund LLC, Xanthus Fund LLC & Wynstone
                                                       Fund LLC.

Robert E. Connor            Trustee,    Since 2000     Corporate Affairs Consultant. Formerly,           26             None.
09/17/1934                  Chairman                   Senior Vice President, Corporate Office,
                                                       Smith Barney Inc.

John J. Dalessandro II      Trustee     Since 2005     Retired. Formerly, President and                  26             None.
07/26/1937                                             Director, J.J. Dalessandro II Ltd.,
                                                       registered broker-dealer and member of
                                                       the New York Stock Exchange.

Hans W. Kertess             Trustee     Since 2005     President, H. Kertess & Co., a                    26             None.

                                       38

                                           TERM OF                                                    NUMBER OF
                                         OFFICE AND                    PRINCIPAL                    PORTFOLIOS IN       OTHER
          NAME            POSITION(S)     LENGTH OF                  OCCUPATION(S)                 FUND COMPLEX**   DIRECTORSHIPS
        ADDRESS           HELD WITH         TIME                    DURING THE PAST                  OVERSEEN BY       HELD BY
        AND AGE             TRUST          SERVED*                      5 YEARS                        TRUSTEE         TRUSTEE
-----------------------   -----------   ------------   -----------------------------------------   --------------   -------------

07/12/1939                                             financial advisory company. Formerly,
                                                       Managing Director, Royal Bank of Canada
                                                       Capital Markets.

William B. Ogden, IV        Trustee     Since 2006     Asset Management Industry Consultant.             25             None
01/11/1945                                             Formerly, Managing Director, Investment
                                                       Banking Division of Citigroup Global
                                                       Markets Inc.

R. Peter Sullivan III       Trustee     Since 2005     Retired. Formerly, Managing Partner, Bear         24             None.
09/04/1941                                             Wagner Specialists LLC, specialist firm
                                                       on the New York Stock Exchange.

INTERESTED TRUSTEE****

John C. Maney               Trustee     Since 2006     Chief Financial Officer of Allianz Global         61             None.
08/03/1959                                             Investors Fund Management LLC; Managing
                                                       Director and Chief Financial Officer of
                                                       Allianz Global Investors of America L.P.
                                                       since January 2005 and Chief Operating
                                                       Officer of Allianz Global Investors of
                                                       America since November 2006; Executive
                                                       Vice President and Chief Financial
                                                       Officer since 2001; Chief Financial
                                                       Officer of PIMCO, Oppenheimer Capital
                                                       LLC, NFJ Investment Group and a number of
                                                       other affiliated entities; Chief
                                                       Financial Officer and Executive Vice
                                                       President of Allianz Global Investors
                                                       Distributors LLC. Formerly, Executive
                                                       Vice President and Chief Financial
                                                       Officer of Apria Healthcare Group, Inc.
                                                       (1998-2001)

*    Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

**   The term "Fund Complex" as used herein includes each series of the Trust and the following registered investment companies: each series of Allianz
     Fund, each series of PIMCO Funds, PIMCO Municipal Income Fund, PIMCO
     Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California
     Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO
     California Municipal Income Fund III, PIMCO New York Municipal Income Fund,
     PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income
     Fund III, PIMCO Corporate Income Fund, PIMCO Corporate Opportunity Fund,
     PIMCO High Income Fund, Nicholas-Applegate

                                       39

     Convertible & Income Fund, Nicholas-Applegate Convertible & Income Fund II,
     PIMCO Floating Rate Income Fund, PIMCO Floating Rate Strategy Fund, NFJ
     Dividend, Interest and Premium Strategy Fund, Nicholas-Applegate
     International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income
     Fund, each series of Premier VIT, PIMCO Strategic Global Government Fund,
     Inc., Municipal Advantage Fund, Inc., each series of PIMCO Private Account
     Portfolio Series, PIMCO Commercial Mortgage Securities Trust, Inc., each series of OCC Cash Reserves, Inc., each series of OCC Accumulation Trust, each series of USAllianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC and
     Nicholas-Applegate Capital Management LLC.

***  "Independent Trustees" are those Trustees who are not "interested persons"
     of the Trust, as defined in the 1940 Act.

**** An "Interested Trustee" is a Trustee who is an "interested person" of the
     Trust, as defined in the 1940 Act. Mr. Maney is an "interested person" of the Trust due to his affiliation with Allianz Global Investors of America
     L.P. In addition to Mr. Maney's positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director,
     Chief Operating Officer and Chief Financial Officer, Allianz Global
     Investors of America L.P. and Allianz Global Investors of America Holdings
     Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts
     LLC and Allianz Global Investors NY Holdings LLC; Managing Director and
     Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and
     Allianz-Pac Life Partners LLC; Chief Financial Officer of Allianz Global
     Investors Advertising Agency Inc.; Managing Director and Chief Financial
     Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund
     Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund
     Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc.,
     Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group
     L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC,
     Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap
     Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management
     Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO
     Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO
     Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and
     StocksPLUS Management, Inc.; and Executive Vice President and Chief
     Financial Officer of PIMCO Japan Ltd..

                                    OFFICERS

                                                                     TERM OF
                                                                    OFFICE AND                           PRINCIPAL
            NAME                        POSITION(S)                 LENGTH OF                           OCCUPATION(S)
           ADDRESS                       HELD WITH                     TIME                           DURING THE PAST
           AND AGE                         TRUST                     SERVED+                              5 YEARS
----------------------------   ----------------------------   ---------------------   ----------------------------------------------

Brian S. Shlissel              President & Chief Executive    Since December 2002.    Executive Vice President, Allianz Global
1345 Avenue of the Americas    Officer                        Formerly, President     Investors Fund Management LLC; Director of 8
47th floor                                                    & Treasurer, December   funds in the Fund Complex; President and Chief
New York, NY 10105                                            2000-December 2002.     Executive Officer of 34 funds in the Fund
11/14/1964                                                                            Complex; Treasurer, Principal Financial and
                                                                                      Accounting Officer of 35 funds in the Fund
                                                                                      Complex since 2005.

Lawrence G. Altadonna          Treasurer and Principal        Since December 2002     Senior Vice President, Allianz Global
1345 Avenue of the Americas    Financial and Accounting                               Investors Fund Management LLC; Treasurer,
47th Floor                     Officer                                                Principal Financial and Accounting Officer of
New York, NY 10105                                                                    34 funds in the Fund Complex; Assistant
03/10/1966                                                                            Treasurer of 35 funds in the Fund Complex.

                                       40

                                                                     TERM OF
                                                                    OFFICE AND                           PRINCIPAL
            NAME                        POSITION(S)                 LENGTH OF                           OCCUPATION(S)
           ADDRESS                       HELD WITH                     TIME                           DURING THE PAST
           AND AGE                         TRUST                     SERVED+                              5 YEARS
----------------------------   ----------------------------   ---------------------   ----------------------------------------------

Thomas  J. Fuccillo            Secretary  and  Chief  Legal   Since December 2004     Senior Vice President, Senior Counsel, Allianz
1345 Avenue of the Americas    Officer                                                Global Investors of America L.P., Vice
50th Floor                                                                            President, Secretary and Chief Legal Officer
New York, NY 10105                                                                    of 69 funds in the Fund Complex; Formerly,
03/22/1968                                                                            Vice President and Associate General Counsel,
                                                                                      Neuberger Berman, LLC (1991-2004).

Youse Guia                     Chief Compliance Officer       Since September 2004    Senior Vice President, Group Compliance
680 Newport Center Drive,                                                             Manager, Allianz Global Investors of America
Suite 250 Newport Beach,                                                              L.P.; Chief Compliance Officer of 69 funds in
CA 92660 09/03/1972                                                                   the Fund Complex; Formerly, Vice President,
                                                                                      Group Compliance Manager, Allianz Global
                                                                                      Investors of America L.P. (2002-2004). Audit
                                                                                      Manager, PricewaterhouseCoopers LLP (1996
                                                                                      -2002).

William V. Healey              Assistant Secretary            Since December 2006     Executive Vice President and Chief Legal
1345 Avenue of the Americas,                                                          Officer, Allianz Global Investors of America
50th Floor New York,                                                                  L.P., Executive Vice President, Chief Legal
NY 10105  07/28/1953                                                                  Officer and Secretary, Allianz Global
                                                                                      Investors Fund Management LLC, Allianz Global
                                                                                      Investors Distributors LLC, Allianz Global
                                                                                      Investors Advertising Agency Inc., Allianz
                                                                                      Global Investors Managed Accounts LLC, Allianz
                                                                                      Global Investors U.S. Retail LLC and OpCap
                                                                                      Advisors LLC. Assistant Secretary of 69 funds
                                                                                      in the Fund Complex; formerly, Chief Legal
                                                                                      Officer, Vice President and Associate General
                                                                                      Counsel of The Prudential Insurance Company of
                                                                                      America (1998-2005).

Richard H. Kirk                Assistant Secretary            Since December 2006     Senior Vice President, Allianz Global
2187 Atlantic Street,                                                                 Investors of America L.P. (since 2004). Senior
Stamford, CT 06902                                                                    Vice President, Associate General Counsel,
04/06/1961                                                                            Allianz Global Investors Distributors LLC.
                                                                                      Assistant Secretary of 69 funds in the Fund
                                                                                      Complex; formerly, Vice President, Counsel,
                                                                                      The Prudential Insurance Company of
                                                                                      America/American Skandia (2002-2004).

Kathleen A. Chapman            Assistant Secretary            Since December 2006     Assistant Secretary of 69 funds in the Fund
2187 Atlantic Street,                                                                 Complex; Manager - IIG Advisory Law, Morgan
Stamford, CT 06902                                                                    Stanley (2004-2005); Paralegal, The Prudential
11/11/1954                                                                            Insurance Company of America; and Assistant
                                                                                      Corporate Secretary of affiliated American
                                                                                      Skandia companies (1996-2004).

Lagan Srivastava               Assistant Secretary            Since December 2006     Assistant Secretary of 69 funds in the Fund
1345 Avenue of the Americas,                                                          Complex; formerly, Research Assistant, Dechert
50th Floor New York,                                                                  LLP (2004-2005); Research Assistant, Swidler
NY 10105 09/20/1977                                                                   Berlin Shereff Friedman LLP (2002-2004).

                                       41

                                                                     TERM OF
                                                                    OFFICE AND                           PRINCIPAL
            NAME                        POSITION(S)                 LENGTH OF                           OCCUPATION(S)
           ADDRESS                       HELD WITH                     TIME                           DURING THE PAST
           AND AGE                         TRUST                     SERVED+                              5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

Scott Whisten                  Assistant Treasurer            Since January 2007      Vice President, Allianz Global Investors Fund
1345 Avenue of the Americas,                                                          Management LLC; Assistant Treasurer of 34
47th Floor                                                                            funds in the Fund Complex; formerly,
New York, NY 10105                                                                    Accounting Manager, Prudential Investments
03/13/1971                                                                            (2000-2005).

+    Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the
     Trustees.

     Each of the Trust's executive officers is an "interested person" of the
Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.

COMMITTEES OF THE BOARD OF TRUSTEES

     The Board has established an Audit Oversight Committee in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the
"Exchange Act"), consisting of Messrs. Belica, Connor, Dalessandro, Kertess,
Ogden and Sullivan, each of whom is an Independent Trustee. Mr. Belica is the
Chairman of the Audit Oversight Committee. The Audit Oversight Committee
provides oversight with respect to the internal and external accounting and auditing procedures of the Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including the
Adviser, the Sub-Adviser and entities in a control relationship with the Adviser or the Sub-Adviser that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The
Committee considers the possible effect of those services on the independence of the Trust's independent registered public accounting firm. The Audit Oversight
Committee convened two times during the fiscal year ended October 31, 2006.

     The Board has established a Nominating Committee composed solely of
Independent Trustees, consisting of Messrs. Belica, Connor, Dalessandro,
Kertess, Ogden and Sullivan. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created or when Trustees are to be re-elected. The
Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Trust, c/o Thomas J. Fuccillo, Secretary, at the address of the principal executive offices of the Trust. The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the
Nominating Committee will be nominated for election to the Board. The Nominating
Committee convened one time during the fiscal year ended October 31, 2006.

     The Board has established a Valuation Committee, which consists of Messrs.
Belica, Connor, Dalessandro, Kertess, Ogden and Sullivan. The Board has
delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the
Trust's portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves procedures for the fair valuation of Trust's portfolio securities and periodically reviews information from the

                                       42

Adviser and the Sub-Adviser regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee did not convene separately during the fiscal year ended October 31, 2006.

     The Board has established a Compensation Committee, which consists of
Messrs. Belica, Connor, Dalessandro, Kertess, Ogden and Sullivan. The
Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees who are not directors, officers, partners or employees of the Adviser, the Sub-Adviser or any entity controlling, controlled by or under common control with the Adviser or the Sub-Adviser. The Compensation Committee did not convene separately during the fiscal year ended October 31, 2006.

SECURITIES OWNERSHIP

     For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the
Trust's family of investment companies as of December 31, 2006:

                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                               SECURITIES IN ALL REGISTERED
                          DOLLAR RANGE OF      INVESTMENT COMPANIES OVERSEEN
                         EQUITY SECURITIES        BY TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE         IN THE TRUST           INVESTMENT COMPANIES
----------------------   -----------------   --------------------------------
INDEPENDENT TRUSTEES

Paul Belica                     None                   Over $100,000

Robert E. Connor                None                       None

John J. Dalessandro II          None                       None

Hans W. Kertess                 None                       None

William B. Ogden, IV            None                       None

R. Peter Sullivan III           None                       None

INTERESTED TRUSTEE

John C. Maney                   None                   Over $100,000

                                       43

For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2006:

                            NAME OF
                           OWNERS AND
                         RELATIONSHIPS
                           TO TRUSTEE              TITLE OF    VALUE OF    PERCENT OF
    NAME OF TRUSTEE        OR NOMINEE    COMPANY     CLASS    SECURITIES     CLASS
----------------------   -------------   -------   --------   ----------   ----------

Paul Belica                   None         None       N/A         N/A          N/A
Robert E. Connor              None         None       N/A         N/A          N/A
John J. Dalessandro II        None         None       N/A         N/A          N/A
Hans W. Kertess               None         None       N/A         N/A          N/A
William B. Ogden, IV          None         None       N/A         N/A          N/A
R. Peter Sullivan II          None         None       N/A         N/A          N/A

COMPENSATION

     The Trustees currently receive (i) $2,000 per quarterly board meeting, (ii)
$1,000 for each board meeting in excess of four per year if the meetings are attended in person and (iii) $500 for each telephonic meeting. In addition, each
Trustee who serves as a member of the Audit Oversight Committee will receive an additional $500 per meeting. The Trust's Independent Chairman, if any, will annually receive an additional $2,500 per year. The Audit Oversight Committee
Chairman will receive an additional $750 per year.

     The Trust does not provide any pension or other retirement benefits to its
Trustees.

     The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act)
of the Trust for the fiscal year ended October 31, 2006:

                                       44

                                             PENSION
                                          OR RETIREMENT                             TOTAL
                                            BENEFITS          ESTIMATED         COMPENSATION
                           AGGREGATE     ACCRUED AS PART   ANNUAL BENEFITS       FROM TRUST
        NAME OF          COMPENSATION           OF              UPON         AND FUND COMPLEX
   PERSON, POSITION*      FROM TRUST     TRUST EXPENSES       RETIREMENT     PAID TO TRUSTEES**
----------------------   ------------   ----------------   ---------------   ------------------

Paul Belica                 $10,750         N/A                  N/A              $203,500
Robert E. Connor            $11,875         N/A                  N/A              $244,125
John J. Dalessandro II      $10,000         N/A                  N/A              $188,500
Hans W. Kertess             $10,750         N/A                  N/A              $192,000
William B. Ogden, IV        $ 2,500         N/A                  N/A              $ 45,750
R. Peter Sullivan III       $10,000         N/A                  N/A              $169,750

*    Effective October 10, 2006, Mr. David C. Flattum resigned as a Trustee of the Trust. He did not receive any compensation from the Trust for his services as Trustee. Mr. Maney will not receive compensation from the Trust for his services as Trustee.

**   In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and/or open-end investment companies advised by the
     Adviser. Messrs. Belica, Connor, Dalessandro, Kertess, Sullivan and Ogden
     serves as Trustee or director of 21 such investment companies. These investment companies are considered to be in the same "Fund Complex" as the
     Trust.

CODE OF ETHICS

     The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING POLICIES

     The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Adviser, responsibility for voting any proxies relating to portfolio securities held by a Portfolio in accordance with the
Sub-Adviser's proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by the Trust, and summary descriptions of the proxy voting policies and procedures to be followed by each of the Adviser and the Sub-Adviser, on behalf of the Portfolios, including procedures to be used when a vote represents a conflict of interest, are attached hereto as
Appendix A ("Proxy Voting Policies"). Copies of these proxy voting policies and procedures are also available, without charge, by calling 1-800-426-9727 or on the Trust's website at www.allianzinvestors.com. Information about how the
Portfolios voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge, upon request, by calling the Trust at (800) 462-9727; (ii) on the Trust's website at
www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission's
website at www.sec.gov.

                                       45

INVESTMENT ADVISER

     AGIFM serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Advisory Agreement") between AGIFM and the
Trust. The Adviser, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in
1987, is a wholly-owned indirect subsidiary of Allianz Global Investors of
America L.P. ("AGI"). AGI was organized as a limited partnership under Delaware law in 1987. AGI's sole general partner is Allianz-Paclife Partners LLC.
Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a California stock life insurance company. Pacific Life is a wholly-owned subsidiary of Pacific
Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in AGI. The sole member of Allianz Global Investors U.S. Holding LLC is
Allianz Global Investors of America LLC. Allianz Global Investors of America LLC
has two members, Allianz of America, Inc. ("Allianz of America"), a Delaware
corporation which owns a 99.9% non-managing interest, and Allianz Global
Investors of America Holding, Inc., a Delaware corporation which owns a 0.01%
managing interest. Allianz of America is a wholly-owned subsidiary of Allianz
SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AGI. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for Allianz-Paclife Partners
LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors of
America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport
Center Drive, Suite 250, Newport Beach, California 92660. The address for
Allianz Global Investors Aktiengesellschaft is Nymphenburger Strausse 112-116,
80636 Munich, Germany. Allianz SE's address is Koeniginstrasse 28, D-80802,
Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport
Beach, California 92660. AGI's address is 680 Newport Center Drive, Suite 250,
Newport Beach, California 92660.

     The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee.

     The Adviser is located at 1345 Avenue of the Americas, New York, NY 10105.
AGIFM had approximately $49.5 billion in assets under management as of December
31, 2006. AGI together with its investment management subsidiaries had approximately $722.6 billion in assets under management as of December 31, 2006.

     Allianz of America, Inc. ("AZOA") has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in AGI. Under this agreement, Pacific Life and AZOA can put or call, respectively, all of the
Class E Units. The repurchase price for the Class E Units is calculated based on the financial performance of Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the agreement, calculated as of December 31 of the preceding calendar year.

     As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz SE currently include Munchener
Ruckversicherungs-Gesellschaft AG ("Munich Re"). Allianz SE in turn owns more than 95% of Dresdner Bank AG. Credit Lyonnais and Munich Re, as well as certain broker-dealers that might be controlled by or affiliated with these entities or
Dresdner Bank AG, such as Dresdner Klienwort Wasserstein, Dresdner Kleinwort
Benson and Grantchester Securities, Inc. may be considered to be affiliated persons of the AGIFM and PIMCO. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as "Affiliated
Brokers.") Absent an SEC exemption or other relief, the Portfolios generally are precluded from effecting principal transactions with the Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions.
Similarly, the Portfolios' ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act.
PIMCO does not believe that the restrictions on transactions with the Affiliated
Brokers described above will materially adversely affect its ability to provide

                                       46

services to the Portfolios, the Portfolios' ability to take advantage of market opportunities, or the Portfolios' overall performance.

ADVISORY AGREEMENT

     AGIFM, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Portfolios. AGIFM also furnishes to the Board of Trustees periodic reports on the investment performance of each Portfolio. As more fully discussed below, AGIFM has engaged an affiliate to serve as Sub-Adviser.

     Under the terms of the Advisory Agreement, AGIFM is obligated to manage the
Portfolios in accordance with applicable laws and regulations. The investment advisory services of AGIFM to the Portfolios are not exclusive under the terms of the Advisory Agreement. AGIFM is free to, and does, render investment advisory services to others.

PORTFOLIO MANAGER

     AGIFM employs PIMCO as the Sub-Adviser to provide investment advisory services to each Portfolio pursuant to portfolio management agreements (each a
"Portfolio Management Agreement") between the Adviser and the Portfolio's
Sub-Adviser.

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California
92660. PIMCO is an investment management firm founded in 1971. PIMCO is a
Delaware limited liability company and is a majority owned subsidiary of AGI with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31,
2006, PIMCO had approximately $625.9 billion in assets under management.

CERTAIN TERMS OF THE ADVISORY AGREEMENT AND THE PORTFOLIO MANAGEMENT AGREEMENT

     The Advisory Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Trust (including all of the Trustees who are not
"interested persons" of the Adviser or PIMCO). Each Portfolio's Advisory
Agreement and Portfolio Management Agreement will each continue in force with respect to the Portfolio for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser, the Sub-Adviser or the Trust, and by (ii) the majority vote of either the full
Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Portfolio. Each of the Advisory Agreement and Portfolio
Management Agreement automatically terminates on assignment. Each Portfolio's
Advisory Agreement may be terminated on not less than 60 days' notice by the
Adviser to the Portfolio or by the Portfolio to the Adviser. Each Portfolio's
Portfolio Management Agreement may be terminated on not less than 60 days'
notice by the Adviser to the Sub-Adviser or by the Sub-Adviser to the
Sub-Adviser, or by the Portfolio at any time by notice to the Adviser or
Sub-Adviser.

     Each Portfolio's Advisory Agreement and Portfolio Management Agreement
provide that the Adviser and Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Neither the Advisory Agreement nor the Portfolio Management Agreement
requires the Portfolios to pay any advisory/sub-advisory or other fee to the
Adviser or Sub-Adviser. Although the Portfolios do not compensate the Adviser or
Sub-Adviser directly for their services under the Advisory Agreement or
Portfolio Management

                                       47

Agreement, respectively, the Adviser and Sub-Adviser may benefit from their or their affiliates' relationship with the sponsors of wrap fee programs for which the Portfolios are an investment option.

PORTFOLIO MANAGER COMPENSATION

     PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

     In addition, the following non-exclusive list of qualitative criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

o    3-year, 2-year and 1-year dollar-weighted and account-weighted pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager and relative to applicable industry peer groups;

o    Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

o    Amount and nature of assets managed by the portfolio manager;

o    Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

o    Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment
     Committee meetings, and on a day-to-day basis;

o    Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

o    Contributions to asset retention, gathering and client satisfaction;

o    Contributions to mentoring, coaching and/or supervising; and

o    Personal growth and skills added.

     A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

     RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued
employment with PIMCO. Each portfolio manager who is a Senior Vice President or
Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

     Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, AGI, and PIMCO over a three-year period. The aggregate amount

                                       48

available for distribution to participants is based upon AGI's profit growth and
PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the
Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

     PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are
Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director
Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

     ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of
Allianz SE ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

     From time to time, under the PIMCO Class B Unit Purchase Plan, Managing
Directors and certain executive management (including Executive Vice Presidents)
of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO
Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO
Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

     Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

                          Brynjolfsson        Kiesel             Simon
                        ---------------   --------------    ---------------
Account Type             #     AUM($MM)    #    AUM($MM)     #     AUM($MM)
---------------------   ---   ---------   ---   --------    ---   ---------
'40 Act Fund            17    38,641.58    4    3,537.94     4    14,365.63
Other pooled vehicles   20     2,875.09   11**  2,780.58**   8++   2,314.91++
Separate accounts       50*   12,704.35*  20+   3,069.13+   24^   10,374.60^

*    Of these separate accounts, nine accounts totaling $3,751.22 million in assets pay a performance fee that is based in part on the performance of the accounts.

**   Of these separate accounts, one account totaling $52.29 million in assets pay a performance fee that is based in part on the performance of the accounts.

+    Of these other pooled vehicles, one account totaling $159.74 million in assets pay a performance fee that is based in part on the performance of the accounts.

++   Of these other pooled vehicles, one account totaling $348.08 million in assets pay a performance fee that is based in part on the performance of the accounts.

^    Of these separate accounts, ten accounts totaling $4,380.84 million in assets pay a performance fee that is based in part on the performance of the accounts.

SECURITIES OWNERSHIP

                                       49

     The respective primary portfolio managers were not beneficial owners of shares of a Fund managed by such portfolio managers as of 10/31/06.

CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

     KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund.
Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

     INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

     PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance.
Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

PORTFOLIO ADMINISTRATOR

     Allianz Global Investors Fund Management LLC serves as administrator (and is referred to in this capacity as the "Administrator") to the Portfolios pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the
Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolios, and is responsible for the costs of registration of the
Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has
agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

     The Administrator has also agreed to bear all costs of the Trust's operations.

                                       50

     The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days' written notice to AGIFM.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR

     Allianz Global Investors Distributors LLC (the "Distributor") serves as the principal underwriter of each Portfolio's shares pursuant to a distribution contract with the Trust. The offering of the Trust's shares is continuous. The
Distributor is not obligated to sell any specific amount of the Trust's shares.
The distribution contract is terminable with respect to a Portfolio without penalty, at any time, by the Portfolio by not more than 60 days' nor less than
30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Trust, on behalf of the Portfolios, pays the Distributor no fees. The Distributor's principal address is 2187 Atlantic Street, Stamford, Connecticut, 06902.

     The distribution contract will continue in effect with respect to each
Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of
Trustees or by the majority of the outstanding shares of the Portfolio, and (ii)
by a majority of the Trustees who are not interested persons (as defined in the
1940 Act) of the Trust and who have no direct or indirect interest financial interest in the distribution contract by vote cast in person at a meeting called for the purpose. If the distribution contract is terminated (or not renewed)
with respect to one or more Portfolios, it may continue in effect with respect to any Portfolio as to which it has not been terminated (or has been renewed).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

     Investment decisions for the Portfolios and for the other investment advisory clients of the Adviser and the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including each Portfolio). Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Portfolio in determining whether the allocation of an investment is suitable. As a result, larger portfolios may become more concentrated in more liquid securities than smaller portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance.
The Adviser or the Sub-Adviser may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

                                       51

BROKERAGE AND RESEARCH SERVICES

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a
Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.
Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United
States.

     Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Portfolio through a substantial number of brokers and dealers. In so doing, the
Sub-Adviser uses its best efforts to obtain for each Portfolio the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind each
Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     For the fiscal years ended October 31, 2006, October 31, 2005 and October
31, 2004, the following amounts of brokerage commissions were paid by the
Portfolios:

     Fund        Year Ended 10/31/06   Year Ended 10/31/05   Year Ended 10/31/04
--------------   -------------------   -------------------   -------------------
FISH: Series C       $156,762.00            $71,434.50           $50,178.75
FISH: Series M       $119,928.00            $61,887.50           $10,275.00
FISH: Series R       $20,628.00             $ 1,971.50           $     7.50

     Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolios, the
Sub-Adviser will seek the best price and execution of the Portfolios' orders. In doing so, a Portfolio may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives research services from many broker-dealers with which the Sub-Adviser places a Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and the
Sub-Adviser in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

                                       52

     In reliance on the "safe harbor" provided by Section 28(e) of the Exchange
Act, as amended, the Sub-Adviser may cause a Portfolio to pay broker-dealers which provide them with "brokerage and research services" (as defined in the
Exchange Act) an amount of commission for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

     Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the
Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

     SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are
"reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

     References to the Sub-Adviser in this section would apply equally to the
Adviser if the Adviser were to assume portfolio management responsibilities for a Portfolio and place orders for the purchase and sale of a Portfolio's investments.

PORTFOLIO TURNOVER

     A change in the securities held by a Portfolio is known as "portfolio turnover." The Sub-Adviser manages the Portfolios without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."

     The portfolio turnover rate of a Portfolio is calculated by dividing (a)
the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Portfolio for each fiscal year since the Portfolio commenced operations are provided in the Prospectus under "Financial Highlights."

DISCLOSURE OF PORTFOLIO HOLDINGS

                                       53

     The Board of Trustees has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of a Portfolio's portfolio securities.
These policies and procedures are designed to protect the confidentiality of each Portfolio's portfolio holdings information and to prevent the selective disclosure of such information.

     Each Portfolio may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, the
Adviser will post portfolio holdings information at www.allianzinvestors.com.
The website will contain each Portfolio's complete schedule of portfolio holdings as of the last day of the most recent calendar quarter-end. The Adviser will post this information on the website approximately fifteen days after a quarter's end, and such information will remain accessible on the website until the posting of the following quarter's schedule. For each portfolio security
(not including cash positions), the posted information includes: (i) the name of the issuer, (ii) the security type and/or industry classification, (iii) the coupon and maturity date (if applicable), (iv) the aggregate par value, number of shares or number of contracts held, (v) the aggregate market value, (vi)
whether the security is restricted and/or a Rule 144A security, (vii) whether the security is non-income producing and (viii) whether the security was "fair valued" at quarter-end. The posted schedule will also provide each Portfolio's total net assets. Portfolio holdings of each Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i)
portfolio holdings as of the end of each fiscal year ending October 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending January 31 will be filed on Form N-Q;
(iii) portfolio holdings as of the end of the six-month period ending April 30 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv)
portfolio holdings as of the end of the fiscal quarter ending July 30 will be filed on Form N-Q. The Trust's Form N-CSRs and Form N-Qs will be available on the SEC's website at www.sec.gov. If a Portfolio's portfolio holdings information is disclosed to the public (either through a filing on the SEC's
EDGAR website or otherwise) before the disclosure of the information on the website, that Portfolio may post such information on its website.

     Disclosure of a Portfolio's portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to the
Adviser or Sub-Adviser (together, the "Investment Managers"), to the Portfolio's principal underwriter, to AGI or to the Wrap Program Adviser. In addition, the
Investment Managers may distribute (or authorize the relevant Portfolio's custodian or principal underwriter to distribute) Confidential Portfolio
Information to the relevant Portfolio's service providers that require access to such information in order to fulfill their contractual duties with respect to the Portfolio and to facilitate the review of a Portfolio by certain mutual fund analysts and ratings agencies; provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided.

     Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, however, the Investment Manager's Chief Compliance
Officer (or persons designated by the Investment Manager's Chief Compliance
Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Portfolio. Furthermore, the unaffiliated recipient of Confidential Portfolio Information must be subject to a written confidentiality agreement that prohibits any trading upon the
Confidential Portfolio Information. The Investment Managers may not receive any compensation or other consideration for disclosing the Confidential Portfolio
Information.

     Exceptions to these procedures may only be made if the Trust's Chief
Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best interests of the Portfolios and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees. The Investment Managers shall have primary responsibility for ensuring that a Portfolio's portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The Trust's
Chief Compliance Officer shall confirm at least annually that the Investment
Managers' procedures and/or processes are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.

                                       54

                                 NET ASSET VALUE

     As described in the Prospectus under the heading "How Portfolio Shares are
Priced," the net asset value per share ("NAV") of a Portfolio's shares is determined by dividing the total value of a Portfolio's investments and other assets, less any liabilities, by the total number of shares outstanding of that
Portfolio. The Prospectus further notes that Portfolio shares are valued on each day that the New York Stock Exchange is open (a "Business Day"), and describe the time (the "Valuation Time") as of which Portfolio shares are valued each
Business Day. The Trust expects that the holidays upon which the New York Stock
Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr.
Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day. In accordance with regulations governing registered investment companies, a Portfolio's transactions in securities and purchases and sales of Portfolio shares (which bear upon the number of Portfolio shares outstanding) are generally not reflected in NAV determined for the
Business Day on which the transactions are effected (the trade date), but rather on the following Business Day.

     The Board of Trustees of the Trust has delegated primary responsibility for determining or causing to be determined the value of the Portfolios' securities and other assets (including any fair value pricing) and NAV of the Portfolios'
shares to AGIFM, in its capacity as Administrator, pursuant to valuation policies and procedures approved by the Board (the "Valuation Procedures"). The
Administrator has, in turn, delegated various of these responsibilities to State
Street Bank & Trust Co., as the Funds' custodian, the Sub-Advisers, and other agents. The Trustees have established a Valuation Committee of the Board to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the
Board.

     As described in the Prospectus, for purposes of calculating NAV, the
Portfolios' investments for which market quotations are readily available are valued at market value. The following summarizes the methods used by the
Portfolios to determine market values for the noted types of securities or instruments (although other appropriate market-based methods may be used at any time or from time to time):

     The market value for securities and other assets for which market quotes are readily available is generally determined on the basis of last reported sales prices. If no sales or closing prices are reported during the day, securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services.
     For Nasdaq-traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price.

     Debt securities (other than obligations having a maturity of 60 days or less) are generally valued using quotes obtained from pricing services or brokers or dealers. Pricing services used in connection with valuing debt securities and other investments may use information provided by market makers or estimates of market values obtained from yield data relating to securities with similar characteristics.

     Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

     Exchange-traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

     Swap agreements are generally valued using a broker-dealer bid quotation or on market-based prices provided by other pricing sources.

     Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected

                                       55

significantly on a day that the New York Stock Exchange is closed, and the NAV of a Portfolio's shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

     As described in the Prospectus, if market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), the Portfolios' investments will be valued at fair value as determined in good faith pursuant to the Valuation Procedures. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Portfolio's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio. The
Prospectus provides additional information regarding the circumstances in which fair value pricing may be used and related information.

                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Shareholders should consult qualified tax advisors regarding their investment in a Portfolio.

TAXATION OF THE PORTFOLIOS

     Each Portfolio intends to elect to be treated as a regulated investment company under Subchapter M of the Code for the current fiscal year. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gain it distributes to shareholders. If a Portfolio were to cease to qualify as a regulated investment company, such Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the Portfolio's earnings and profits. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders a Portfolio must, among other things:

     (a) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

     (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

     (c) diversify its holdings so that, at the end of each quarter of the
     Portfolio's taxable year, (i) at least 50% of the market value of the
     Portfolio's total assets is represented by cash and cash items, U.S.
     Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested (x)
     in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Portfolio's investments in loan participations, the Portfolio shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

                                       56

     In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent litigation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

     As stated above under the heading, "Certain Terms of the Advisory Agreement and the Portfolio Management Agreement" under "Management of the Trust," the
Adviser and the Sub-Adviser do not receive a fee from the Portfolios for providing investment advisory services, but the Adviser and the Sub-Adviser may benefit from their or their affiliates' relationship with the sponsors of wrap fee programs for which the Portfolios are an investment option. The Portfolios have taken the position that this fee arrangement will not prevent the dividends paid by a Portfolio from qualifying for the dividends-paid deduction under sections 561 and 562 of the Code. Investors should be aware that there is no authority on point, and that the Internal Revenue Service ("IRS") may adopt a contrary position. The IRS has expressed positions contrary to this opinion and therefore may well disagree with a Portfolio's position. If this fee arrangement caused the dividends paid by a Portfolio to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, a Portfolio would fail to qualify as a regulated investment company with the consequences described above.

DISTRIBUTIONS

     As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (i.e., any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Portfolio as capital gain dividends ("Capital Gain
Dividends"), if any, that it distributes to its shareholders in a timely manner.
Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any new capital gains. Amounts not distributed by a Portfolio in a timely manner in accordance with a calendar year distribution requirement are subject to a nondeductible 4%
excise tax. To avoid the tax, a Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98%
of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in
October, November or December of that year to shareholders of record on a date in such a month and paid by a Portfolio during January of the following year.
Each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Distributions received by tax-exempt shareholders generally will not be subject to federal income tax. Under current law, a regulated investment company
("RIC") generally serves to block unrelated business taxable income ("UBTI")
from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder may realize UBTI as a result of investing in a RIC if either: (1) the RIC directly or indirectly holds residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the RIC constitute debt-

                                       57

financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code
Section664) realizes UBTI for a taxable year, it must pay an excise tax annually of an amount equal to such UBTI. The Portfolios do not intend to invest directly or indirectly in residual interests in REMICs.

     All shareholders must treat dividends (other than Capital Gains Dividends, as defined below, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders) as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S.
Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. Each
Portfolio will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31,
2010, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level. The
Portfolios do not expect a significant portion of Portfolio distributions to be derived from qualified dividend income. The tax status of each Portfolio and the distributions which it may make are summarized in the Prospectus under the captions "Portfolio Distributions" and "Tax Consequences."

     Distributions of Capital Gains Dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Portfolio's shares, and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to
15% with lower rates applying to taxpayers in the 10% and 15% tax brackets - for taxable years beginning on or before December 31, 2010. Any distributions that are not from a Portfolio's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder, or, in some cases, as capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

     A Portfolio that invests in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Portfolio's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio's net asset value also reflects unrealized losses.

SALES, EXCHANGES OR REDEMPTIONS OF SHARES

     Upon the disposition of shares of a Portfolio (whether by sale, exchange or redemption), a shareholder will generally realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received)
by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other substantially identical shares of the Portfolio are purchased within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. As noted above, long-term capital gains rates applicable to individuals have

                                       58

been temporarily reduced - in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% tax brackets - for taxable years beginning on or before December 31, 2008.

BACKUP WITHHOLDING

     A Portfolio generally is required to withhold and remit to the U.S.
Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish a Portfolio with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to a Portfolio that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after
December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in a Portfolio should consult their tax advisers with respect to the application of these requirements.

CATASTROPHE BONDS

     The proper tax treatment of income or loss realized by the retirement or sale of certain catastrophe bonds is unclear. The Portfolios will report such income or loss as capital or ordinary income or loss in a manner consistent with any Internal Revenue Service position on the subject following the publication of such a position. Gain or loss from the sale or exchange of preferred stock indexed to the price of a natural resource is expected to be capital gain or loss to the Portfolios.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

     In general, option premiums received by a Portfolio are not immediately included in the income of the Portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the
Portfolio transfers or otherwise terminates the option. If an option written by a Portfolio is exercised and the Portfolio sells or delivers the underlying stock, the Portfolio generally will recognize capital gain or loss equal to (a)
sum of the strike price and the option premium received by the Portfolio minus
(b) the Portfolio's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. The gain or loss with respect to any termination of a Portfolio's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock will be short-term gain or loss. Thus, if an option written by a Portfolio expires unexercised, the
Portfolio generally will recognize short-term gain equal to the premium received.

     Certain covered call writing activities of a Portfolio may trigger the federal income tax straddle rules of Section 1092, requiring that losses be deferred and holding periods be terminated on offsetting positions in options and stocks deemed to constitute substantially similar or related property.
Options that are not "deep in the money" may give rise to qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are "in the money" although not
"deep in the money" will be suspended while such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute
"qualified dividend income" to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income.

     The tax treatment of certain futures contracts entered into by a Portfolio as well as listed non-equity options written or purchased by a Portfolio on U.S.
exchanges (including options on futures contracts, equity indices and debt securities) will be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered
60% long-term and 40% short-term capital gains or losses ("60/40"),

                                       59

although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a
Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed ender the Internal Revenue Code) are
"marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

     To the extent such investments are permissible for a Portfolio, the
Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, to defer losses to the Portfolio, to cause adjustments in the holding periods of the Portfolio's securities to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. In particular, the straddle rules require that certain losses be deferred, and the holding period for positions governed by these rules generally will not begin until after the offsetting position is no longer outstanding. Each Portfolio will monitor its transactions, will make appropriate tax elections and will make appropriate entries in its books and records in order to mitigate the effect of these rules.

     To the extent such investments are permissible, certain of a Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Portfolio's remaining earnings and profits (including earning and profits arising from tax-exempt income), (ii)
thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Portfolio's book income is less than taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

FOREIGN CURRENCY TRANSACTIONS

     A Portfolio's transactions in foreign currencies, foreign
currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN TAXATION

     Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.
Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and the Sub-Adviser intend to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

SHORT SALES

     The Portfolios may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

     Investment by a Portfolio in certain "passive foreign investment companies"
("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, a
Portfolio may elect to treat a PFIC as a "qualified electing fund"

                                       60

("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash)
and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so)
to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be (and all zero-coupon debt obligations acquired by a Portfolio will be) treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Inflation-indexed bonds are potentially subject to original issue discount rules. Specifically, if the principal of inflation-indexed bonds is adjusted based on inflation, the amount of the adjustment will be considered OID paid and will be considered taxable income, even though the Portfolio holding the bond will not receive the cash for the adjustment of the principal until the bond matures.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Inflation-indexed bonds are potentially subject to original issue discount rules. Specifically, it the principal of inflation-indexed bonds is adjusted based on inflation, the amount of the adjustment will be considered original issue discount and paid will be considered taxable income, even though a
Portfolio holding the bond will not receive the cash for the adjustment of the principal until the bond matures.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                                       61

     Each Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary. The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

     Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Portfolio shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

NON-U.S. SHAREHOLDERS

     Capital Gain dividends are not subject to withholding. In general, dividends other than Capital Gain Dividends paid by a Portfolio to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person")
are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under recent legislation, effective for taxable years of the Portfolios beginning before January 1, 2008, a Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the
United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S. source interest income, in general, that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United
States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the
Portfolio.

     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

     Under the Code, if the fair market value of a corporation's U.S. real property interests comprises 50% or more of the value of the corporation's real property interests and other assets used or held for use in a trade or business, then the corporation is considered a "U.S. real property holding corporation." A regulated investment company whose assets qualify it as a "U.S. real property holding corporation" is a "qualified investment entity" (a "QIE"). Distributions from a QIE to foreign shareholders that are attributable to gain from the QIE's sale or exchange of "U.S. real property interests" (a "USRPI Distribution") are subject to special tax rules, including withholding of up to 35% of any USRPI
Distribution and "wash sale" rules. The Portfolios do not expect to be U.S. real property holding corporations, as defined for this purpose, and thus do not expect to be QIEs.

                                       62

     Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a
Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain
Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain
Dividend and certain other conditions are met, or (iii) the shares constitute
USRPIs or the Capital Gain Dividends is a USRPI Distribution.

OTHER TAXATION

     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Fannie Mae
Certificates and Ginnie Mae Certificates). Each Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Portfolio will be liable for any income or franchise tax imposed by
Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

GENERAL

     The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (the "Declaration of Trust") dated November 3, 1999.
The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series
(with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that
Portfolio.

     Shares begin earning dividends on Portfolio shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio

                                       63

securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. A Portfolio's dividend and capital gain distributions will be paid only in cash. Dividends will not be reinvested.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of
Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The
Declaration of Trust also provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder investing in that Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The
Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

REDEMPTIONS IN KIND

     It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by that Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. Each Portfolio agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of that Portfolio's net asset value during any 90-day period for any one registered investment adviser.

PAYMENTS TO SPONSORS

                                       64

     Shares of the Portfolios are only available to "wrap" account clients where
Allianz Global Investors Managed Accounts LLC (the "Wrap Program Adviser"), an
affiliate of the Distributor, the Adviser and the Sub-Adviser, has entered into an agreement with the wrap account sponsor (the "Sponsor") or directly with a client. The Wrap Program Adviser may pay Sponsors fees in exchange for the
Sponsor's continuing due diligence, analysis, office access, training, operations and systems support and marketing assistance. These fees may be deducted from management fees remitted to the Wrap Program Adviser or billed separately. In lieu of making such payments, the Wrap Program Adviser or its affiliate may agree to pay Sponsors a lump sum payment and/or payment(s) related to specific events such as sponsorship of conferences, seminars or informational meetings or payment for attendance by persons associated with the Sponsors at conferences, seminars or informational meetings. In some cases, these payments may be based on assets in the wrap accounts or new assets added to those accounts, and may or may not be documented in advisory agreements between the
Wrap Program Adviser and the Sponsor. In addition, some Sponsors receive payments from the Wrap Program Adviser for shareholder sub-administrative services. These fees are typically assessed on a per account basis for those accounts maintained by the Sponsor and/or may be assessed to offset the transfer agency costs of maintaining those accounts that would otherwise be incurred.

     A number of factors will be considered in determining the amount of these payments to Sponsors. On some occasions, such payments may be conditioned upon levels of assets in the wrap accounts and the quality of the Sponsor's relationship with the Wrap Program Adviser and its affiliates. The level of such payments made to Sponsors will vary from time to time. In general, the payments by the Wrap Program Adviser to Sponsors are material relative to the wrap account financial compensation received by Sponsors on wrap account assets invested in the Portfolios. If Sponsors and financial advisers receive payments or other incentives in differing amounts, they may have financial incentives for recommending a particular investor adviser or investment medium for wrap accounts. YOU SHOULD CONSULT YOUR FINANCIAL ADVISER AND REVIEW CAREFULLY ANY
DISCLOSURE BY THE SPONSOR OF YOUR WRAP ACCOUNT AS TO COMPENSATION RECEIVED BY
THE SPONSOR AND YOUR FINANCIAL ADVISER.

     Representatives of the Wrap Program Adviser visit financial advisors on a regular basis to educate financial advisors about wrap accounts and the role of the Portfolios in such accounts. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals, to the extent permitted by law.

CERTAIN OWNERSHIP OF TRUST SHARES

     As of January 31, 2007, the following person owns of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of the
Portfolios:

     Series C:

     Merrill Lynch Pierce Fenner   49.45%
     & Smith Inc for the Sole
     Benefit of Its Customers
     4800 Deer Lake Drive
     Jacksonville, FL 32246-6484

     Series M:

     Merrill Lynch Pierce Fenner   49.47%
     & Smith Inc For the Sole
     Benefit of Its Customers
     4800 Deer Lake Drive
     Jacksonville, FL 32246-6484

     Series R:

                                       65

     Merrill Lynch Pierce Fenner   99.47%
     & Smith Inc For the Sole
     Benefit of Its Customers
     4800 Deer Lake Drive
     Jacksonville, FL 32246-6484

     As of January 31, 2007, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of each Portfolio and of the
Trust as a whole.

CUSTODIAN AND ACCOUNTING AGENT

     State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City,
Missouri 64105, serves as custodian of the assets and accounting agent of each
Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105,
serves as the independent registered public accounting firm for the Portfolios.
PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

TRANSFER AGENT

     Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105,
serves as the Trust's transfer agent.

LEGAL COUNSEL

     Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110
serves as legal counsel to the Trust.

REGISTRATION STATEMENT

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     Audited financial statements for each Portfolio, as of October 31, 2006, for the fiscal year then ended, including notes thereto, and the reports of
PricewaterhouseCoopers LLP thereon, each dated December 22, 2006, are incorporated by reference to the Trust's October 31, 2006 Annual Report, filed electronically with the SEC on January 8, 2007 (Accession No.
0000950136-07-000073).

                                       66

                                   APPENDIX A

                        FIXED INCOME SHARES (THE "TRUST")

                               PROXY VOTING POLICY

1.   It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate series(1), as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series' securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other.
     Accordingly, the Trust's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.   The Trust, for each series advised by Allianz Global Investors Fund
     Management LLC ("AGIFM"), delegates the responsibility for voting proxies to AGIFM, which will in turn delegate such responsibility to the sub-adviser of the particular series. AGIFM's Proxy Voting Policy Summary is attached as Appendix A1 hereto. A summary of the detailed proxy voting policy of PIMCO, a sub-adviser to the Trust, is attached as Appendix A2 hereto. Such summary may be revised from time to time to reflect changes to the sub-adviser's detailed proxy voting policy.

3.   The party voting the proxies (i.e., the sub-adviser or portfolio manager)
     shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.   AGIFM and each sub-adviser of a series of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies.

5.   The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for the Trust's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of Form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the Board or the Trust's Chief Compliance Officer.

6.   This Proxy Voting Policy Statement, the Proxy Voting Policy Summary of
     AGIFM and summary of the proxy voting policy of PIMCO, a sub-adviser to the
     Trust with proxy

----------
(1)  Because Allianz Dresdner Daily Asset Fund, a money market series of the
     Trust, invests exclusively in non-voting securities, it does not have policies and procedures to determine how to vote proxies relating to portfolio securities.

                                      A-1

     voting authority, shall be made available (i) without charge, upon request, by calling 1-800-462-9727 and (ii) on the Trust's website at
     www.allianzinvestors.com. In addition, to the extent required by applicable law or determined by the Trust's Chief Compliance Officer or Board of
     Trustees, the Proxy Voting Policy Summary of AGIFM and summary of the proxy voting policy of PIMCO, a sub-adviser with proxy voting authority shall also be included in the Trust's SAI.

                                                                     APPENDIX A1

             ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC ("AGIFM")

                           PROXY VOTING POLICY SUMMARY

1.   It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable series, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series' securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other.
     Accordingly, AGIFM's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.   AGIFM, for each series of Fixed Income SHares ("FISH") which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective series, subject to the terms hereof.

3.   The party voting the proxies (i.e., the sub-adviser or portfolio manager)
     shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

4.   AGIFM and each sub-adviser of a series shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the
     Board of FISH promptly after the adoption or amendment of any such policies.

5.   The party voting the proxy shall: (i) maintain such records and provide such voting information as is required for FISH's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 12 of form N-1A; and (ii) shall provide such additional information as may be requested, from time to time, by the FISH
     Board or chief compliance officer.

6.   This Proxy Voting Policy Summary and summary of the proxy voting policy of
     PIMCO, a sub-adviser to the Trust, shall be available (i) without charge, upon request, by calling 1-800-462-9727 and (ii) on FISH's website at
     www.allianzinvestors.com. In addition, to

                                      A-2

     the extent required by applicable law or determined by the relevant series'
     board of trustees or chief compliance officer, this Proxy Voting Policy
     Summary and summary of the proxy voting policy of PIMCO, and each other entity with proxy voting authority for a series advised by AGIFM shall also be included in the SAI for the relevant series.

                                                                     APPENDIX A2

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Pacific Investment Management Company LLC ("PIMCO") has adopted written proxy voting policies and procedures ("Proxy Policy") as required by Rule 205(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the
Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of
PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client;
(iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO's written Proxy Policy and the factors that
PIMCO may consider in determining how to vote a client's proxy. Except as required by law, PIMCO will

                                      A-3

not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client's proxy. In addition, a client may obtain copies of
PIMCO's Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

                                      A-4

                        ALLIANZ DRESDNER DAILY ASSET FUND
                                   A SERIES OF
                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2007

          This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Allianz Dresdner Daily
Asset Fund (the "Fund"), a series of Fixed Income SHares (the "Trust"), dated
March 1, 2007, as supplemented from time to time (the "Prospectus"). Through a separate prospectus and statement of additional information, each dated March 1,
2007, as supplemented from time to time, the Trust offers three additional series of shares: FISH: Series C, FISH: Series M and FISH: Series R.

          Audited financial statements for the Fund, as of October 31, 2006, including notes thereto, and the report of PricewaterhouseCoopers LLP are incorporated herein by reference from the Trust's Annual Report. Copies of the
Prospectus and Annual Report, which are incorporated by reference into (legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:

                                     Allianz Global Investors Distributors LLC
                                     2187 Atlantic Avenue
                                     Stamford, Connecticut 06902
                                     1-800-462-9727

                                                                            PAGE
                                                                            ----

                                    THE TRUST

          The Trust is an open-end management investment company ("mutual fund")
that currently consists of four separate investment portfolios: FISH: Series C,
FISH: Series M, FISH: Series R and the Fund. The Fund is "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act"). The shares of FISH: Series C, FISH: Series M, FISH: Series R and any other future series of the Trust are offered by one or more separate prospectuses and statements of additional information.

          The Trust was organized as a Massachusetts business trust on November
3, 1999.

                       INVESTMENT OBJECTIVES AND POLICIES

          In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks which are described below. Certain strategies and/or risks described below may not apply to the
Fund. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of Additional
Information, or by applicable law, the Fund may engage in each of the practices described below.

          The Fund's investment adviser, Dresdner Advisors LLC, which is responsible for making investment decisions for the Fund, is referred to in this section and the remainder of this Statement of Additional Information as the
"Adviser" or "Dresdner Advisors."

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

          The Fund may invest in mortgage-related securities and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of the
Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.

          MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.
Early repayment of principal on some mortgage-related securities may expose the
Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline;
however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

          MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by

                                       1

repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government
National Mortgage Association or "Ginnie Mae") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

          The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.
To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

          Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by Ginnie Mae) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("Fannie Mae") or the Federal Home
Loan Mortgage Corporation ("Freddie Mac")). The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly-owned U.S.
Government corporation within the Department of Housing and Urban Development.
Ginnie Mae is authorized to guarantee, with the full faith and credit of the
U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or
guaranteed by the Department of Veterans Affairs (the "VA").

          Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development.
Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

          Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan
Banks and now owned entirely by private stockholders. Freddie Mac issues
Participation Certificates ("PCs") which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

          Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect

                                       2

government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.
Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the
Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

          Mortgage-related securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund may take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages
(including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie
Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither
U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

          ASSET-BACKED SECURITIES. Asset-backed securities, which are generally issued by trusts or special purpose corporations, are backed by pools of assets, such as automobile and credit card receivables or home equity loans. Payments of principal and interest are passed through monthly or quarterly (less servicing fees paid to the originator or fees for any credit enhancement) to security holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities may take the form of commercial paper. The value of an asset-backed security is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

          Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

          The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.
The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-related securities. However,

                                       3

asset-backed securities usually do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

          The Adviser expects that other asset-backed securities will be offered to investors in the future and may be purchased by the Fund. Several types of asset-backed securities have already been offered to investors, including
Certificates for Automobile Receivables(SM) ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM)
are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.
An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

          Consistent with its investment objectives and policies, the Fund may invest in other types of asset-backed securities.

BANK OBLIGATIONS

          Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers'
acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Subject to the Fund's limitation on industry concentration, see "Investment Restrictions," there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein. The
Fund may only invest in bank obligations that are U.S. dollar-denominated.

          Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

          The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The
Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund

                                       4

assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund may invest may not be rated by any nationally recognized rating service.

          A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the
Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

          A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

          Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

          The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

          The Fund limits the amount of its total assets that it will invest in issuers or in issuers within the same industry (see "Investment Restrictions").
For purposes of these limits, the Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations currently require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers." Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

          Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price and may be deemed illiquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by the Fund.

                                       5

          Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

CORPORATE DEBT SECURITIES

          The Fund may invest in corporate debt securities of U.S. and foreign issuers. Corporate debt securities include notes, bonds, debentures and commercial paper. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

          The Fund's investments in U.S. dollar currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The interest rate on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.

          DEMAND INSTRUMENTS. Demand instruments are corporate debt securities that the issuer must repay on demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

PARTICIPATION ON CREDITORS COMMITTEES

          The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

VARIABLE AND FLOATING RATE SECURITIES

          Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

          The Fund may invest in floating rate debt instruments ("floaters").
The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months.
While, because of the interest rate reset

                                       6

feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

INFLATION-INDEXED BONDS

          The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

          Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S.
Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be
$1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times
1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be
$1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times
1.5%).

          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S. Treasury inflation-indexed bonds, even during a period of deflation although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bond is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

          The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for All Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics.
The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

          Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

                                       7

FOREIGN (NON-U.S.) SECURITIES

          The Fund may invest in U.S. dollar currency-denominated corporate debt securities of foreign issuers; certain foreign bank obligations (see "Bank
Obligations"); and U.S. dollar-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies.
These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

          Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BORROWING

          Subject to the limitations described under "Investment Restrictions"
below, the Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate positions when it would not be advantageous to do
so. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets will require the Fund to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the
Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

          As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior

                                       8

security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated between the series of the Trust pursuant to guidelines approved by the
Board of Trustees.

          In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a fund-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price.
Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund will segregate assets determined to be liquid by the
Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings as specified under "Investment Restrictions" below.

          The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

          The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the
Fund will segregate until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

          When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the
Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments.
If the Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

          When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

                                       9

ILLIQUID SECURITIES

          The Fund may invest in securities that are illiquid so long as no more than 10% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

          The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

          Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

          The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents
(negotiable certificates of deposit, bankers' acceptances or letters of credit)
maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent.
The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

U.S. GOVERNMENT SECURITIES

          U.S. Government securities are obligations of, or guaranteed by, the
U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae, are supported by the full faith and credit of the United States;
others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the
Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the
Student Loan Marketing Association, are supported only by the credit of the

                                       10

instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and
TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S.
Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities
(e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

REPURCHASE AGREEMENTS

          For the purposes of maintaining liquidity and achieving income, the
Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the
Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the
Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.
This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The
Adviser will monitor the creditworthiness of the counterparties.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

          The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions, the Fund may not:

          (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

          (2) invest in a security if, as a result of such investment, more than
25% of its total assets (taken at market value at the time of such investment)
would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), securities of registered investment companies or securities or obligations issued by issuers in the financial services industries;

          (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

          (4) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts to the extent consistent with the Fund's investment objective and policies;

                                       11

          (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

          (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; or

          (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

NON-FUNDAMENTAL INVESTMENT RESTRICTION

          The Fund is also subject to the following non-fundamental restriction
(which may be changed without shareholder approval). Unless otherwise indicated, the Fund may not invest more than 10% of its net assets (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule
144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

          Unless otherwise indicated, all limitations applicable to the Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, the
Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

          Currently, under the 1940 Act, the Fund generally is permitted to engage in borrowings to the extent described in "Investment Objectives and
Policies - Borrowing." To the extent the Fund covers its commitment under a reverse repurchase agreement or other derivative instrument by the segregation of assets determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment, such instrument will not be considered a "senior security" for purposes of the
Fund's limitations on borrowings.

          The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

          The phrase "shareholder approval," as used in the Prospectus and this
Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                                       12

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

     The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

     The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s)
indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Allianz Global Investors Fund Management LLC, 1345
Avenue of the Americas, New York, New York 10105.

                                                                           NUMBER OF
                                  TERM OF                                PORTFOLIOS IN
                                OFFICE AND            PRINCIPAL              FUND            OTHER
   NAME          POSITION(S)    LENGTH OF           OCCUPATION(S)          COMPLEX**     DIRECTORSHIPS
  ADDRESS         HELD WITH        TIME            DURING THE PAST        OVERSEEN BY       HELD BY
  AND AGE           TRUST         SERVED*              5 YEARS              TRUSTEE         TRUSTEE
--------------   -----------   ------------   ------------------------   -------------   -------------

INDEPENDENT
TRUSTEES***

Paul Belica      Trustee       Since          Retired. Formerly               26             None.
09/27/1921                     inception      Director, Student Loan
                               (March 2000)   Finance Corp., Education
                                              Loans, Inc., Goal
                                              Funding, Inc., Goal
                                              Funding II, Inc. and
                                              Surety Loan Fund, Inc.
                                              Formerly, Manager of
                                              Stratigos Fund LLC,
                                              Whistler Fund LLC,
                                              Xanthus Fund LLC &
                                              Wynstone Fund LLC.

Robert E.        Trustee,      Since 2000     Corporate Affairs               26             None.
Connor           Chairman                     Consultant. Formerly,
09/17/1934                                    Senior Vice President,
                                              Corporate Office, Smith
                                              Barney Inc.

John J.          Trustee       Since 2005     Retired. Formerly,              26             None.
Dalessandro II                                President and Director,
07/26/1937                                    J.J. Dalessandro II
                                              Ltd., registered
                                              broker-dealer and member
                                              of the New York Stock
                                              Exchange.

Hans W.          Trustee       Since 2005     President, H. Kertess &         26             None.
Kertess                                       Co., a financial
07/12/1939                                    advisory company.
                                              Formerly, Managing
                                              Director, Royal Bank of
                                              Canada Capital Markets.

                                       13

                                                                           NUMBER OF
                                  TERM OF                                PORTFOLIOS IN
                                OFFICE AND            PRINCIPAL              FUND            OTHER
   NAME          POSITION(S)    LENGTH OF           OCCUPATION(S)          COMPLEX**     DIRECTORSHIPS
  ADDRESS         HELD WITH        TIME            DURING THE PAST        OVERSEEN BY       HELD BY
  AND AGE           TRUST         SERVED*              5 YEARS              TRUSTEE         TRUSTEE
--------------   -----------   ------------   ------------------------   -------------   -------------

William B.       Trustee       Since 2006     Asset Management                25             None
Ogden, IV                                     Industry Consultant.
01/11/1945                                    Formerly, Managing
                                              Director, Investment
                                              Banking Division of
                                              Citigroup Global Markets
                                              Inc.

R. Peter         Trustee       Since 2005     Retired. Formerly,              24             None.
Sullivan III                                  Managing Partner, Bear
09/04/1941                                    Wagner Specialists LLC,
                                              specialist firm on the
                                              New York Stock Exchange.

INTERESTED
TRUSTEE****

John C.          Trustee       Since 2006     Chief Financial Officer         61             None.
Maney                                         of Allianz Global
08/03/1959                                    Investors Fund
                                              Management LLC; Managing
                                              Director and Chief
                                              Financial Officer of
                                              Allianz Global Investors
                                              of America L.P. since
                                              January 2005 and Chief
                                              Operating Officer of
                                              Allianz Global Investors
                                              of America since
                                              November 2006; Executive
                                              Vice President and Chief
                                              Financial Officer since
                                              2001; Chief Financial
                                              Officer of PIMCO,
                                              Oppenheimer Capital LLC,
                                              NFJ Investment Group and
                                              a number of other
                                              affiliated entities;
                                              Chief Financial Officer
                                              and Executive Vice
                                              President of Allianz
                                              Global Investors
                                              Distributors LLC.
                                              Formerly, Executive Vice
                                              President and Chief
                                              Financial Officer of
                                              Apria Healthcare Group,
                                              Inc. (1998-2001)

*    Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

**   The term "Fund Complex" as used herein includes each series of the Trust and the following registered investment companies: each series of Allianz Fund, each series of PIMCO Funds, PIMCO
     Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO
     Municipal Income Fund III, PIMCO California Municipal Income
     Fund, PIMCO California Municipal Income Fund II, PIMCO California
     Municipal Income Fund III, PIMCO New York Municipal Income Fund,
     PIMCO New York Municipal Income Fund II, PIMCO New York Municipal
     Income Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
     Opportunity Fund, PIMCO High Income Fund, Nicholas-Applegate
     Convertible & Income Fund, Nicholas-Applegate Convertible &
     Income Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating
     Rate Strategy Fund, NFJ Dividend, Interest and Premium Strategy
     Fund, Nicholas-Applegate International and Premium Strategy Fund,
     PIMCO Global StocksPLUS & Income Fund, each series of Premier
     VIT, PIMCO Strategic Global Government Fund, Inc., Municipal
     Advantage Fund, Inc., each series of PIMCO Private Account
     Portfolio Series, PIMCO Commercial Mortgage Securities Trust,
     Inc., each series of OCC Cash Reserves,

                                       14

     Inc., each series of OCC Cash Reserves, Inc., each series of OCC
     Accumulation Trust, each series of USAllianz Variable Insurance Products
     Trust and registered investment companies advised by RCM Capital Management
     LLC and Nicholas-Applegate Capital Management LLC.

***  "Independent Trustees" are those Trustees who are not "interested persons"
     of the Trust, as defined in the 1940 Act.

**** An "Interested Trustee" is a Trustee who is an "interested person" of the
     Trust, as defined in the 1940 Act. Mr. Maney is an "interested person" of the Trust due to his affiliation with Allianz Global Investors of America
     L.P. In addition to Mr. Maney's positions set forth in the table above, he holds the following positions with affiliated persons: Managing Director,
     Chief Operating Officer and Chief Financial Officer, Allianz Global
     Investors of America L.P. and Allianz Global Investors of America Holdings
     Inc.; Chief Financial Officer of Allianz Global Investors Managed Accounts
     LLC and Allianz Global Investors NY Holdings LLC; Managing Director and
     Chief Financial Officer of Allianz Hedge Fund Partners Holding L.P. and
     Allianz-Pac Life Partners LLC; Chief Financial Officer of Allianz Global
     Investors Advertising Agency Inc.; Managing Director and Chief Financial
     Officer of Allianz Global Investors U.S. Retail LLC and Allianz Hedge Fund
     Partners Holding L.P.; Chief Financial Officer of Allianz Hedge Fund
     Partners L.P.; Chief Financial Officer of Allianz Hedge Fund Partners Inc.,
     Alpha Vision LLC, Alpha Vision Capital Management LLC, NFJ Investment Group
     L.P., NFJ Management Inc., Nicholas-Applegate Capital Management LLC,
     Nicholas-Applegate Holdings LLC, Nicholas-Applegate Securities LLC, OpCap
     Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management
     Company LLC, PIMCO Australia Pty Ltd, PIMCO Canada Holding LLC, PIMCO
     Canada Management Inc., PIMCO Canada Corp., PIMCO Europe Limited, PIMCO
     Global Advisors LLC, PIMCO Global Advisors (Resources) Limited and
     StocksPLUS Management, Inc.; and Executive Vice President and Chief
     Financial Officer of PIMCO Japan Ltd..

                                    OFFICERS

                                                               TERM OF
                                                              OFFICE AND                              PRINCIPAL
            NAME                    POSITION(S)               LENGTH OF                              OCCUPATION(S)
           ADDRESS                   HELD WITH                   TIME                              DURING THE PAST
           AND AGE                     TRUST                   SERVED+                                 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

Brian S. Shlissel             President & Chief         Since December 2002.    Executive Vice President, Allianz Global Investors
1345 Avenue of the            Executive Officer         Formerly, President     Fund Management LLC; Director of 8 funds in the Fund
Americas 47th floor                                     & Treasurer, December   Complex; President and Chief Executive Officer of 34
New York, NY 10105                                      2000- December 2002.    funds in the Fund Complex; Treasurer, Principal
11/14/1964                                                                      Financial and Accounting Officer of 35 funds in the
                                                                                Fund Complex since 2005.

Lawrence G. Altadonna         Treasurer and             Since December 2002     Senior Vice President, Allianz Global Investors Fund
1345 Avenue of the            Principal Financial and                           Management LLC; Treasurer, Principal Financial and
Americas 47th Floor           Accounting Officer                                Accounting Officer of 34 funds in the Fund Complex;
New York, NY 10105                                                              Assistant Treasurer of 35 funds in the Fund Complex.
03/10/1966

                                       15

                                                               TERM OF
                                                              OFFICE AND                              PRINCIPAL
            NAME                    POSITION(S)               LENGTH OF                              OCCUPATION(S)
           ADDRESS                   HELD WITH                   TIME                              DURING THE PAST
           AND AGE                     TRUST                   SERVED+                                 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

Thomas  J. Fuccillo           Secretary  and  Chief     Since December 2004     Senior Vice President, Senior Counsel, Allianz
1345 Avenue of the            Legal Officer                                     Global Investors of America L.P., Vice President,
Americas 50th Floor                                                             Secretary and Chief Legal Officer of 69 funds in the
New York, NY 10105                                                              Fund Complex; Formerly, Vice President and Associate
03/22/1968                                                                      General Counsel, Neuberger Berman, LLC (1991-2004).

Youse Guia                    Chief Compliance          Since September 2004    Senior Vice President, Group Compliance Manager,
680 Newport Center Drive,     Officer                                           Allianz Global Investors of America L.P.; Chief
Suite 250 Newport Beach,                                                        Compliance Officer of 69 funds in the Fund Complex;
CA   92660 09/03/1972                                                           Formerly, Vice President, Group Compliance Manager,
                                                                                Allianz Global Investors of America L.P.
                                                                                (2002-2004). Audit Manager, PricewaterhouseCoopers
                                                                                LLP (1996 -2002).

William V. Healey             Assistant Secretary       Since December 2006     Executive Vice President and Chief Legal Officer,
1345 Avenue of the Americas,                                                    Allianz Global Investors of America L.P., Executive
50th Floor  New York,                                                           Vice President, Chief Legal Officer and Secretary,
NY 10105 07/28/1953                                                             Allianz Global Investors Fund Management LLC,
                                                                                Allianz Global Investors Distributors LLC, Allianz
                                                                                Global Investors Advertising Agency Inc., Allianz
                                                                                Global Investors Managed Accounts LLC, Allianz
                                                                                Global Investors U.S. Retail LLC and OpCap Advisors
                                                                                LLC. Assistant Secretary of 69 funds in the Fund
                                                                                Complex; formerly, Chief Legal Officer, Vice
                                                                                President and Associate General Counsel of The
                                                                                Prudential Insurance Company of America (1998-2005).

Richard H. Kirk               Assistant Secretary       Since December 2006     Senior Vice President, Allianz Global Investors of
2187 Atlantic Street,                                                           America L.P. (since 2004). Senior Vice President,
Stamford, CT 06902                                                              Associate General Counsel, Allianz Global Investors
04/06/1961                                                                      Distributors LLC. Assistant Secretary of 69 funds in
                                                                                the Fund Complex; formerly, Vice President, Counsel,
                                                                                The Prudential Insurance Company of America/American
                                                                                Skandia (2002-2004).

Kathleen A. Chapman           Assistant Secretary       Since December 2006     Assistant Secretary of 69 funds in the Fund Complex;
2187 Atlantic Street,                                                           Manager - IIG Advisory Law, Morgan Stanley
Stamford, CT 06902                                                              (2004-2005); Paralegal, The Prudential Insurance
11/11/1954                                                                      Company of America; and Assistant Corporate
                                                                                Secretary of affiliated American Skandia companies
                                                                                (1996-2004).

Lagan Srivastava              Assistant Secretary       Since December 2006     Assistant Secretary of 69 funds in the Fund Complex;
1345 Avenue of the Americas,                                                    formerly, Research Assistant, Dechert LLP
50th Floor New York,                                                            (2004-2005); Research Assistant, Swidler Berlin
NY 10105 09/20/1977                                                             Shereff Friedman LLP (2002-2004).

                                       16

                                                               TERM OF
                                                              OFFICE AND                              PRINCIPAL
            NAME                    POSITION(S)               LENGTH OF                              OCCUPATION(S)
           ADDRESS                   HELD WITH                   TIME                              DURING THE PAST
           AND AGE                     TRUST                   SERVED+                                 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

Scott Whisten                 Assistant Treasurer       Since January 2007      Vice President, Allianz Global Investors Fund
1345 Avenue of the Americas,                                                    Management LLC; Assistant Treasurer of 34 funds in
47th  Floor                                                                     the Fund Complex; formerly, Accounting Manager,
New York, NY 10105                                                              Prudential Investments (2000-2005).
03/13/1971

+    Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the Trustees.

     Each of the Trust's executive officers is an "interested person" of the
Trust (as defined in Section 2(a)(19) of the 1940 Act) as a result of his or her position(s) set forth in the table above.

COMMITTEES OF THE BOARD OF TRUSTEES

     The Board has established an Audit Oversight Committee in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the
"Exchange Act"), consisting of Messrs. Belica, Connor, Dalessandro, Kertess,
Ogden and Sullivan, each of whom is an Independent Trustee, and has adopted a written charter for the Audit Oversight Committee. Mr. Belica is the Chairman of
the Audit Oversight Committee. The Audit Oversight Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including the Adviser and entities in a control relationship with the Adviser that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the
Trust. The Committee considers the possible effect of those services on the independence of the Trust's independent registered public accounting firm. The
Audit Oversight Committee convened two times during the fiscal year ended
October 31, 2006.

     The Board has established a Nominating Committee composed solely of
Independent Trustees, consisting of Messrs. Belica, Connor, Dalessandro,
Kertess, Ogden and Sullivan. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created or when Trustees are to be re-elected. The
Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Trust, c/o Thomas J. Fuccillo, Secretary, at the address of the principal executive offices of the Trust. The Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the
Nominating Committee will be nominated for election to the Board. The Nominating
Committee convened one time during the fiscal year ended October 31, 2006.

     The Board has established a Valuation Committee, which consists of Messrs.
Belica, Connor, Dalessandro, Kertess, Ogden and Sullivan. The Board has
delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the
Trust's portfolio securities and other assets when market quotations are not readily available. The Valuation Committee reviews and approves

                                       17

procedures for the fair valuation of Trust's portfolio securities and periodically reviews information from the Adviser regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee did not convene separately during the fiscal year ended October 31, 2006.

     The Board has established a Compensation Committee, which consists of
Messrs. Belica, Connor, Dalessandro, Kertess, Ogden and Sullivan. The
Compensation Committee meets as the Board deems necessary to review and make recommendations regarding compensation payable to the Trustees who are not directors, officers, partners or employees of the Adviser or any entity controlling, controlled by or under common control with the Adviser. The
Compensation Committee did not convene separately during the fiscal year ended
October 31, 2006.

SECURITIES OWNERSHIP

     For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the
Trust's family of investment companies as of December 31, 2006:

                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                     SECURITIES IN ALL REGISTERED
                                                    INVESTMENT COMPANIES OVERSEEN
                          DOLLAR RANGE OF EQUITY        BY TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE      SECURITIES IN THE TRUST         INVESTMENT COMPANIES
----------------------   -----------------------   --------------------------------

INDEPENDENT TRUSTEES
Paul Belica                        None                      Over $100,000
Robert E. Connor                   None                          None
John J. Dalessandro II             None                          None
Hans W. Kertess                    None                          None
William B. Ogden, IV               None                          None
R. Peter Sullivan III              None                          None

INTERESTED TRUSTEE
John C. Maney                      None                      Over $100,000

                                       18

     For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person
(other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2006:

                           NAME OF OWNERS
                         AND RELATIONSHIPS
                           TO TRUSTEE OR                                 VALUE OF
    NAME OF TRUSTEE           NOMINEE        COMPANY   TITLE OF CLASS   SECURITIES   PERCENT OF CLASS
----------------------   -----------------   -------   --------------   ----------   ----------------

Paul Belica                     None           None         N/A             N/A            N/A
Robert E. Connor                None           None         N/A             N/A            N/A
John J. Dalessandro II          None           None         N/A             N/A            N/A
Hans W. Kertess                 None           None         N/A             N/A            N/A
William B. Ogden, IV            None           None         N/A             N/A            N/A
R. Peter Sullivan II            None           None         N/A             N/A            N/A

COMPENSATION

     The Trustees currently receive (i) $1,000 per quarterly board meeting, (ii)
$500 for each board meeting in excess of four per year if the meetings are attended in person and (iii) $250 for each telephonic meeting. In addition, each
Trustee who serves as a member of the Audit Oversight Committee will receive an additional $250 per meeting. The Trust's Independent Chairman, if any, will annually receive an additional $1,500 per year. The Audit Oversight Committee
Chairman will receive an additional $250 per year.

     The Trust does not provide any pension or other retirement benefits to its
Trustees. The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the
1940 Act) of the Trust for the fiscal year ended October 31, 2006:

                                       19

                                        PENSION OR
                                        RETIREMENT
                                         BENEFITS                              TOTAL
                                        ACCRUED AS      ESTIMATED          COMPENSATION
                          AGGREGATE        PART      ANNUAL BENEFITS        FROM TRUST
        NAME OF          COMPENSATION    OF TRUST          UPON        AND FUND COMPLEX PAID
   PERSON, POSITION*      FROM TRUST     EXPENSES       RETIREMENT         TO TRUSTEES**
----------------------   ------------   ----------   ---------------   ---------------------

Paul Belica                 $10,750         N/A            N/A                 $203,500
Robert E. Connor            $11,875         N/A            N/A                 $244,125
John J. Dalessandro II      $10,000         N/A            N/A                 $188,500
Hans W. Kertess             $10,750         N/A            N/A                 $192,000
William B. Ogden, IV        $ 2,500         N/A            N/A                 $ 45,750
R. Peter Sullivan III       $10,000         N/A            N/A                 $169,750

*    Effective October 10, 2006, Mr. David C. Flattum resigned as a Trustee of the Trust. He did not receive any compensation from the Trust for his services as Trustee. Mr. Maney will not receive compensation from the Trust for his services as Trustee.

**   In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and/or open-end investment companies advised by the
     Adviser. Messrs. Belica, Connor, Dalessandro, Kertess, Sullivan and Ogden
     serves as Trustee or director of 21 such investment companies. These investment companies are considered to be in the same "Fund Complex" as the
     Trust.

CODE OF ETHICS

     The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING

     Because the Fund invests exclusively in non-voting securities, the Fund does not have policies and procedures to determine how to vote proxies relating to portfolio securities.

INVESTMENT ADVISER

     Dresdner Advisors LLC ("Dresdner Advisors") serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement")
between it and the Trust on behalf of the Fund. Dresdner Advisors is located at
1301 Avenue of the Americas, New York, NY 10019. Dresdner Advisors, a Delaware
limited liability company, is a wholly owned subsidiary of Dresdner Bank AG
("Dresdner Bank"). Dresdner Bank is an international banking organization headquartered in Frankfurt, Germany, and organized as a banking corporation under the laws of the Federal Republic of Germany. The Fund was established for the investment and reinvestment of cash collateral by participants in a securities lending program administered by the New York Branch of Dresdner Bank
("Dresdner Bank - NY"). Dresdner Bank is located at Juergen-Ponto-Platz 1, 60301
Frankfurt am Main, Federal Republic of Germany. Dresdner Bank is 100% owned by
Allianz SE ("Allianz

                                       20

SE"). Allianz SE is a European-based, multinational insurance and financial services holding company. Allianz SE's address is Koeniginstrasse 28, D-80802,
Munich, Germany. Allianz SE is a widely held publicly traded company. Dresdner
Advisors had approximately $1.9 billion in assets under management as of
December 31, 2006.

     As discussed below, the Fund has retained Allianz Global Investors Fund
Management LLC to serve as the Fund's administrator. The Administrator is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P.
("AGI"). Allianz SE indirectly holds a majority interest in AGI.

     As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz SE currently include Munchener
Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Certain
broker-dealers that might be controlled by or affiliated with these entities may be considered to be affiliated persons of Dresdner Advisors and the
Administrator. As noted above, Allianz SE owns 100% of Dresdner Bank.
Broker-dealer affiliates of Dresdner Bank, including Dresdner Kleinwort
Securities LLC, may also be considered affiliated persons for purposes of the
1940 Act. (Broker-dealer affiliates of such significant institutional shareholders and of Dresdner Bank are sometimes referred to herein as
"Affiliated Brokers.") Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated
Brokers, and their ability to purchase securities being underwritten by an
Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the
1940 Act. Dresdner Advisors does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.

     The Fund relies on an exemption obtained from the SEC that permits certain affiliated registered investment companies to purchase and redeem, and the Fund to sell to and redeem for such affiliated investment companies, shares of the
Fund, in connection with the investment of cash collateral derived from securities lending transactions of the affiliated investment companies participating in the securities lending program administered by Dresdner Bank -
NY.

ADVISORY AGREEMENT

     Dresdner Advisors, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Fund. Under the terms of the
Advisory Agreement, Dresdner Advisors is obligated to provide investment advisory services in accordance with applicable laws and regulations. The investment advisory services of Dresdner Advisors to the Fund are not exclusive under the terms of the Advisory Agreement. Dresdner Advisors is free to render investment advisory services to others.

CERTAIN TERMS OF THE ADVISORY AGREEMENT

     The Advisory Agreement was approved by the Trustees of the Trust (including all of the Trustees who are not "interested persons" of the Adviser). The Fund's
Advisory Agreement will continue in force with respect to the Fund for two years from the date of the agreement, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Fund. The Advisory Agreement automatically terminates on assignment. The Fund's Advisory Agreement may be terminated on not less than 60 days' notice by the Adviser to the Fund or by the
Fund to the Adviser.

     The Fund's Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                                       21

     Dresdner Advisors receives a monthly investment advisory fee from the Fund at an annual rate of 0.0175% of its average daily net assets. Dresdner Advisors has agreed to waive, reduce or reimburse its Advisory Fee for the Fund or pay a portion of the Fund's other operating expenses to the extent the Fund's Annual
Operating Expenses exceed 0.053% as set forth in the Prospectus.

     For the fiscal years ended October 31, 2006, October 31, 2005 and October
31, 2004, the Fund paid the Adviser in aggregate $$25,923, $0 and $0, respectively, under the Advisory Agreement.

FUND ADMINISTRATOR

     Allianz Global Investors Fund Management LLC serves as administrator to the
Fund pursuant to an administration agreement (the "Administration Agreement")
with the Trust on behalf of the Fund. The Administrator provides or procures administrative services to the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Fund's shareholders and regulatory filings.
The Administrator may retain affiliates to provide services as sub-administrators. Under the Administration Agreement, the Administrator has
agreed to provide or procure these services at the annual rate of 0.030% of the
Fund's average daily net assets. For the fiscal years ended October 31, 2006,
October 31, 2005 and October 31, 2004, the Fund paid the Administrator in aggregate $393,837, $164,858 and $37,648, respectively.

     The Fund bears all costs of the operations of the Fund. The Fund is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of Dresdner Advisors, the Administrator or their affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses;
(iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Adviser or the
Trust and any counsel retained exclusively for their benefit ("disinterested
Trustees' expenses"); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; (viii) expenses associated with printing and distribution of semi-annual reports and prospectuses; (ix) services by the Fund's independent accountants in performing audits; (x) services provided by the Fund's transfer agent; (xi) services provided by the Fund's custodian; (xii) ordinary legal services; (xiii) the Fund's pro rata portion of the fidelity bond required by Section 17(g) of the 1940 Act and of the premiums for director and officer and errors and omissions insurance, or other insurance premiums; and (xiv) association member dues.

     The Administration Agreement may be terminated by the Fund at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Fund, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days' written notice to the Administrator. The Administration Agreement may be terminated by the
Administrator at any time, without the payment of any penalty, upon 60 days'
written notice to the Fund.

     Allianz Global Investors Fund Management LLC serves as administrator to the three other series of the Trust pursuant to a separate administration agreement.
The Administrator also serves as investment adviser to the three other series of the Trust.

     The Administrator, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, is a wholly-owned indirect subsidiary of Allianz Global
Investors of America L.P. ("AGI"). AGI was organized as a limited partnership under Delaware law in 1987. AGI's sole general partner is Allianz-Paclife
Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with two members, Allianz Global Investors U.S. Holding LLC, a Delaware
limited liability company, and Pacific Life Insurance Company ("Pacific Life"),
a California stock life insurance company. Pacific Life is a wholly-owned subsidiary of Pacific Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in AGI. The sole member of Allianz Global Investors
U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global
Investors of America LLC has two members, Allianz of America, Inc. ("Allianz of

                                       22

America"), a Delaware corporation which owns a 99.9% non-managing interest, and
Allianz Global Investors of America Holding, Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a
wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is a wholly-owned subsidiary of Allianz SE. Allianz SE indirectly holds a controlling interest in AGI. Allianz SE is a European-based, multinational insurance and financial services holding company. The address for
Allianz-Paclife Partners LLC, Allianz Global Investors U.S. Holding LLC, Allianz
Global Investors of America LLC and Allianz Global Investors of America Holding
Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.
The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger
Strausse 112-116, 80636 Munich, Germany. Allianz SE's address is Koeniginstrasse
28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center
Drive, Newport Beach, California 92660. AGI's address is 680 Newport Center
Drive, Suite 250, Newport Beach, California 92660.

     The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee.

     The Administrator is located at 1345 Avenue of the Americas, New York, NY
10105. The Administrator and its investment management affiliates had approximately $49.5 billion in assets under management as of December 31, 2006.

     Allianz of America, Inc. ("AZOA") has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in AGI. Under this agreement, Pacific Life and AZOA can put or call, respectively, all of the
Class E Units. The repurchase price for the Class E Units is calculated based on the financial performance of Pacific Investment Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2% per year from the per unit amount as defined in the agreement, calculated as of December 31 of the preceding calendar year.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR

     Allianz Global Investors Distributors LLC (the "Distributor") serves as the principal underwriter of the Fund's shares pursuant to a distribution contract with the Trust relating to the Fund. The offering of the Fund's shares is continuous. The Distributor is not obligated to sell any specific amount of the
Fund's shares. The Trust, on behalf of the Fund, pays the Distributor no fees.
The Distributor is an "affiliated person" of the Fund within the meaning of the
1940 Act. The Distributor serves as the principal underwriter of the shares of the three other series of the Trust pursuant to a separate distribution contract. The Distributor's principal address is 2187 Atlantic Street, Stamford,
Connecticut, 06902.

     The distribution contract is terminable without penalty, at any time, by the Fund by not more than 60 days' nor less than 30 days' written notice to the
Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Fund. The distribution contract will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of
Trustees or by the majority of the outstanding shares of the Fund, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of the Trust and who have no direct or indirect interest financial interest in the distribution contract by vote cast in person at a meeting called for the purpose.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

     Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the
Fund). Some securities

                                       23

considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the
Adviser. The Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the
Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

     There is generally no stated commission in the case of fixed-income securities and money market instruments, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

     The Adviser may place orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     For the fiscal years ended October 31, 2006, October 31, 2005 and October
31, 2004, the Fund did not pay anything in brokerage commissions.

     The Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best price and execution of the
Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser may receive research services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser in advising various of their

                                       24

clients (including the Fund), although not all of these services may be necessarily useful and of value in managing the Fund.

     In reliance on the "safe harbor" provided by Section 28(e) of the
Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser may cause the Fund to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

PORTFOLIO TURNOVER

     A change in the securities held by the Fund is known as "portfolio turnover." The Adviser manages the Fund without regard generally to restrictions on portfolio turnover. High portfolio turnover (e.g. greater than 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund will be. Such sales may result in realization of taxable gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."

     The portfolio turnover of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by
(b) the monthly average of the value of the portfolio securities owned by the
Fund during theparticular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Portfolio turnover rates for the Fund are provided in the
Prospectus under "Financial Highlights."

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures are designed to protect the confidentiality of the
Fund's portfolio holdings information and to prevent the selective disclosure of such information.

     The Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. Portfolio holdings will be disclosed on a quarterly basis on forms required to be filed with the
SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending
October 31 will be filed as part of the annual report filed on Form N-CSR; (ii)
portfolio holdings as of the end of the fiscal quarter ending January 31 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending April 30 will be filed as part of the semi-annual report filed on
Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ended July 30 will be filed on Form N-Q. The Trust's Form N-CSRs and Form N-Qs will be available on the SEC's website at www.sec.gov.

     Disclosure of the Fund's portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to
Dresdner Advisors, the Administrator and to the Fund's principal underwriter. In addition, Dresdner Advisors may distribute (or authorize the Fund's custodian to distribute) Confidential Portfolio Information to the Fund's service providers that require access to such information in order to fulfill their contractual duties with respect to the Fund and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies; provided that such disclosure is limited to the information that Dresdner Advisors or the Administrator believes is reasonably necessary in connection with the services to be provided.

     Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, however, Dresdner Advisors' Chief Compliance Officer
(or persons designated by Dresdner Advisors' Chief Compliance Officer) must determine that, under the circumstances, disclosure is in, or not opposed to, the best interests of the Fund. Furthermore, the unaffiliated recipient of
Confidential Portfolio Information must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio
Information.

                                       25

Dresdner Advisors may not receive any compensation or other consideration for disclosing the Confidential Portfolio Information.

     Exceptions to these procedures may only be made if the Trust's Chief
Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in, or not opposed to, the best interests of the Fund and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees. Dresdner Advisors shall have primary responsibility for ensuring that the Fund's portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, Dresdner Advisors must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The Trust's Chief
Compliance Officer shall confirm at least annually that the procedures and/or processes of Dresdner Advisors are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.

                           PURCHASES AND REDEMPTIONS

     For information about the purchase and redemption of Fund shares, see
"Purchases and Redemptions" in the Fund's Prospectus. Investors may purchase and redeem Fund shares at the Fund's net asset value without a sales charge or other fee. Shares of the Fund are offered primarily to lenders participating in the securities lending program administered by Dresdner Bank - NY for the investment and reinvestment of cash collateral. Institutional investors other than program participants may invest in the Fund.

                                 NET ASSET VALUE

     As described in the Prospectus under the heading "How Portfolio Shares are
Priced," the net asset value per share ("NAV") of the Fund's shares is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of shares outstanding of the
Fund. The Prospectus further notes that Fund shares are valued on each day that the New York Stock Exchange is open (a "Business Day"), and describe the time
(the "Valuation Time") as of which Portfolio shares are valued each Business
Day. The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day,
President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day.

     The Trust's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Fund would receive if it sold the security.

     The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of
Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

     The Board of Trustees will examine the extent of any deviation between the
Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than
0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on the shareholders, the Board of
Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

                                       26

     During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher)
than those of a fund holding the identical investments as the Fund but which uses a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the
Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

                                    TAXATION

     The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Shareholders should consult qualified tax advisors regarding their investment in the Fund.

TAXATION OF THE FUND

     The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

          (a)  derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income
               (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

          (b)  distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

          (c)  diversify its holdings so that, at the end of each quarter of the
               Fund's taxable year, (i) at least 50% of the market value of the
               Fund's total assets is represented by cash and cash items, U.S.
               Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the
               securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships
               (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

     In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

                                       27

DISTRIBUTIONS

     As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (i.e., any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years)
designated by the Fund as capital gain dividends ("Capital Gain Dividends"), if any, that it distributes to its shareholders in a timely manner. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gain. Amounts not distributed by the Fund in a timely manner in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the
Fund during January of the following year. The Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Distributions received by tax-exempt shareholders generally will not be subject to federal income tax. Under current law, a regulated investment company
("RIC") generally serves to block unrelated business taxable income ("UBTI")
from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder may realize UBTI as a result of investing in a RIC if either: (1) the RIC directly or indirectly holds residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the RIC constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes UBTI for a taxable year, it must pay an excise tax annually of an amount equal to such UBTI. The Fund do not intend to invest directly or indirectly in residual interests in REMICs.

     All shareholders must treat dividends, other than Capital Gain Dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided that the holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the captions "Fund Distributions" and "Tax
Consequences."

     Distributions of Capital Gain Dividends, if any, are taxable as long-term capital gains regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008. The Fund does not expect to distribute gains taxable as long-term capital gains.

     Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder, or, in some cases, as

                                       28

capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

     If the Fund invests in other investment companies, it will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. The Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

     Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of the Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

SALES, EXCHANGES OR REDEMPTION OF SHARES

Upon the disposition of shares of the Fund (whether by sale, exchange or redemption), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss.
However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received)
by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. As noted above, long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2010.

BACKUP WITHHOLDING

     The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31,
2010, unless Congress enacts tax legislation providing otherwise.

     In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers with respect to the application of these requirements.

FOREIGN TAXATION

     Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In

                                       29

addition, the Adviser intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

     Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be (and all zero-coupon debt obligations acquired by the Fund will be) treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.
Generally, the Fund will be required to include the acquisition discount, or
OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

     If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

     Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

                                       30

NON-U.S. SHAREHOLDERS

     Capital gain dividends are not subject to withholding. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a
"foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under recent legislation, effective for taxable years of the Fund beginning before January 1,
2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.
person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from
U.S.-source interest income that, in general, would not be subject to U.S.
federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating
183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

     If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

     Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating
183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

GENERAL

     The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (as amended, the "Declaration of Trust") dated November
3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a series, each shareholder of such series is entitled to receive his pro rata share of the net assets of that series.

                                       31

     Shares begin earning dividends on Fund shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Fund. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually.
Net short-term capital gains may be paid more frequently. A shareholder may have distributions from the Fund reinvested in the Fund or paid in cash.

     Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of
Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The
Declaration of Trust also provides for indemnification out of a series' assets for all loss and expense of any shareholder investing in that series held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the series of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The
Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications.

     Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

     The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

REDEMPTION IN KIND

     It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or inpart by a distribution in kind of securities held by the
Fund in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. The Fund agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one registered investment adviser.

                                       32

CERTAIN OWNERSHIP OF TRUST SHARES

     As of January 31, 2007, the following persons owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of the
Fund:

NAME AND ADDRESS OF SHAREHOLDER             PERCENTAGE OF OWNERSHIP
-----------------------------------------   -----------------------
Miami Dade County 111 NW 1ST ST STE 2610
MIAMI FL 33128-1930                                   19.86%

Allianz OCC Value Fund                                 9.16%
c/o Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105-0302

Allianz RCM Global Tech Fund                           8.50%
c/o Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105-0302

     As of January 31, 2007, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of the Fund's shares and of the Trust as a whole.

CUSTODIAN AND ACCOUNTING AGENT

     State Street Bank and Trust Company, 801 Pennsylvania, Kansas City,
Missouri, 64105, serves as custodian of the assets and accounting agent of the
Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105, serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

TRANSFER AGENT

     Boston Financial Data Services, 330 West 9th Street, Kansas City, MO 64105,
serves as the Trust's transfer agent.

LEGAL COUNSEL

     Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110,
serves as legal counsel to the Trust.

REGISTRATION STATEMENT

     This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The

                                       33

registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     Audited financial statements for the Fund, as of October 31, 2006, for the fiscal year then ended, including notes thereto, and the reports of
PricewaterhouseCoopers LLP thereon, dated December 22, 2006, are incorporated herein by reference to the Trust's October 31, 2006 Annual Report, filed electronically with the SEC on January 8, 2007 (Accession No.
0000950136-07-000073).

                                       34

APPENDIX A
Description of Securities Ratings

Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P Corporate Bond Ratings

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's Corporate Bond Ratings

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations;
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lackingor may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P Commercial Paper Ratings

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     A-2 - This second highest category indicates somewhat more susceptibility to the adverse effects of changes in circumstances and economic conditions than the highest category. However, commitment on the obligation is satisfactory.

Moody's Commercial Paper Ratings

     Issuers rated PRIME-1 (or related supporting institutions), also known as
P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o    Conservative capitalization structures with moderate reliance on debt and ample asset protection;

o    Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

o    Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2, also know as P-2, have a strong capacity for repayment. Prime-2 repayment capacity will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

      The letter of each exhibit relates to the exhibit designation in Form
      N-1A:

(a)   (i) Amended and Restated Agreement and Declaration of Trust, dated April
      10, 2000, previously filed with Post-Effective Amendment No. 2 on February
      27, 2001 and incorporated herein by reference.

      (ii) Amendment No. 1 to Amended and Restated Agreement and Declaration of
      Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset Fund as a Series of the Trust, previously filed with Post-Effective Amendment
      No. 7 on December 30, 2003 and incorporated herein by reference.

      (iii) Amendment No. 2 to Amended and Restated Agreement and Declaration of
      Trust, adding FISH: Series R as a Series of the Trust, filed with
      Post-Effective Amendment No. 12 on April 5, 2004 and incorporate herein by reference.

(b)   Amended and Restated By-Laws, previously filed with Post-Effective
      Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(c)   Article III (Shares) and Article V (Shareholders' Voting Powers and
      Meetings) of the Agreement and Declaration of Trust, previously filed with
      Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(d)   (i) Investment Advisory Agreement between the Trust and PIMCO Advisors
      L.P., dated March 16, 2000, previously filed with Post-Effective Amendment
      No. 2 on February 27, 2001 and incorporated herein by reference.

      (ii) Novation of Investment Advisory Agreement by and among the Trust,
      Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO Advisors
      L.P.) and PIMCO Funds Advisors LLC (f/k/a PIMCO Funds Advisors LLC), dated
      February 26, 2002, previously filed with Post-Effective Amendment No. 4 on
      February 28, 2003, and incorporated herein by reference.

      (iii) Addendum to Investment Advisory Agreement between the Trust and
      PIMCO Advisors Fund Management LLC to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

      (iv) Portfolio Management Agreement between Allianz Dresdner Asset
      Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific
      Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February

                                       1

      27, 2001, and incorporated herein by reference.

      (v) Novation of Portfolio Management Agreement by and among Allianz
      Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.),
      PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC,
      dated as of February 26, 2002, previously filed with Post-Effective
      Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

      (vi) Addendum to Portfolio Management Agreement between PIMCO Advisors
      Fund Management and Pacific Investment Management Company to add FISH:
      Series R, previously filed with Post-Effective Amendment No. 12 on April
      5, 2004 and incorporated by reference herein.

      (vii) Form of Investment Advisory Agreement between Dresdner Advisors LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(e)   (i) Distribution Contract between the Trust and PIMCO Advisors
      Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective Amendment No 2 on February 27, 2001 and incorporated herein by reference.

      (ii) Supplement to Distribution Contract between the Trust and PIMCO
      Advisors Distributors LLC to add FISH: Series R, previously filed with
      Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

      (iii) Form of Distribution Contract between the Trust and PIMCO Advisors
      Distributors LLC relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(f)   Not applicable.

(g)   (i) Form of Custody and Investment Accounting Agreement between State
      Street Bank and Trust Company and the Trust, previously filed with
      Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

      (ii) Form of Custody and Investment Accounting Agreement between State
      Street Bank and Trust Company and the Trust relating to the Allianz
      Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment
      No. 10 on February 27, 2004 and incorporated herein by reference.

(h)   (i) Administration Agreement between the Trust and PIMCO Advisory
      Services, dated March 15, 2000, previously filed with Post-Effective
      Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

                                       2

      (ii) Administration Agreement between the Trust and PIMCO Advisors Fund
      Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of February 26,
      2002, previously filed with Post-Effective Amendment No. 4 on February 28,
      2003, and incorporated herein by reference.

      (iii) Addendum to the Administration Agreement between the Trust and PIMCO
      Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to add FISH:
      Series R, previously filed with Post-Effective Amendment No. 12 and incorporated herein by reference.

      (iv) Form of Administration Agreement between PIMCO Advisors Fund
      Management LLC and the Trust relating to the Allianz Dresdner Daily Asset
      Fund, previously filed with Post-Effective Amendment No. 7 on December 30,
      2003 and incorporated herein by reference.

      (v) Transfer Agency and Service Agreement between PIMCO Advisors Fund
      Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and Trust
      Company, dated as of September 15, 2000, previously filed with
      Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

      (vi) Form of Transfer Agency and Service Agreement between Boston
      Financial Data Services and the Trust relating to the Allianz Dresdner
      Daily Asset Fund, previously filed with Post-Effective Amendment No. 11 on
      March 23, 2004 and incorporated herein by reference.

      (vii) Form of Notification of Obligation to Reimburse Certain Fund
      Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

(i)   (i) Opinion and Consent of Counsel -- incorporated by reference to
      Pre-Effective Amendment No. 3 to the Registrant's Registration Statement,
      filed with the SEC on March 17, 2000 and incorporated herein by reference.

      (ii) Opinion and Consent of Counsel relating to the Allianz Dresdner Daily
      Asset Fund, previously filed with Post-Effective Amendment No. 7 on
      December 30, 2003 and incorporated herein by reference.

      (iii) Opinion and Consent of Counsel previously filed with Post-Effective
      Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

(j)   Consent of Independent Registered Public Accounting Firm*.

(k)   Not applicable.

                                       3

(l)   Initial Capital Agreement, dated March 16, 2000, previously filed with
      Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

(m)   Not applicable.

(n)   Not applicable.

(o)   Reserved

(p)   **(i) Code of Ethics-Fixed Income Shares, previously filed with
      Post-Effective Amendment No. 3 on February 14, 2002 and incorporated herein by reference.

      (ii) Code of Ethics- Pacific Investment Management Company LLC previously filed with Post-Effective Amendment No. 98 to the Registration Statement
      of PIMCO Funds (Reg. No. 33-12113) on March 16, 2005, and incorporated herein by reference.

      (iii) Code of Ethics-Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC), previously filed with
      Post-Effective Amendment No. 98 to the Registration Statement of PIMCO
      Funds (Reg. No. 33-12113) on March 16, 2005, and incorporated herein by reference.

      (iv) Code of Ethics-Allianz Global Investors Fund Management LLC
      previously filed with Pre-Effective Amendment no. 2 to the Registration
      Statement of PIMCO Global StocksPLUS & Income Fund (Reg. No. 333-123552)
      on May 24, 2005, and incorporated herein by reference.

(q)   (1)   Power of Attorney for Paul Belica and Robert E. Connor previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

      (2)   Power of Attorney for William B. Ogden, IV, John C. Maney, John J.
            Dalessandro II, Hans W. Kertess and R. Peter Sullivan III*.

*   Filed herewith.

**  Because the Allianz Dresdner Daily Asset Fund is a money market fund, there are no codes of ethics applicable to it.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      Not applicable.

                                       4

ITEM 25. INDEMNIFICATION.

      Reference is made to Article VIII, Section 1, of the Registrant's Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference herein.

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's
Amended and Restated Agreement and Declaration of Trust, its By-Laws or
otherwise, the Registrant is aware that in the opinion of the Securities and
Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the
Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND FUND MANAGERS.

      See "Management of the Fund" in the Prospectuses and "How the Fund is
Managed" in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.

The information relating to Allianz Global Investors Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the
IARD system.

The information relating to Dresdner Advisors LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to the sub-adviser, Pacific Investment Management
Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

ITEM 27. PRINCIPAL UNDERWRITERS.

PRINCIPAL UNDERWRITERS.

      a)    Allianz Global Investors Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of the PIMCO
            Funds. The Distributor is an affiliate of Allianz ( Global Investors
            Fund Management LLC, the investment adviser and administrator of
            Series C, Series M and Series R of the Registrant and the
            administrator of the Allianz Dresdner Daily Asset Fund, and

                                       5

            (ii) Dresdner Advisors LLC, the investment adviser of the Allianz
            Dresdner Daily Asset Fund.

      (b)

                                  POSITIONS AND                                                 POSITIONS
NAME AND PRINCIPAL                OFFICES WITH PRINCIPAL                                        AND OFFICES
BUSINESS ADDRESS+                 UNDERWRITER                                                   WITH REGISTRANT
--------------------              ----------------------                                        ---------------

Erik M. Aarts                     Senior Vice President                                         None
Kiley Andresen                    Senior Vice President                                         None
Malcolm F. Bishopp                Managing Director                                             None
Michael E. Brannan                Senior Vice President                                         None
Deborah Brennan                   Vice President, Compliance Officer                            None
Matthew W. Brown                  Senior Vice President                                         None
Frederick J. Bruce                Vice President                                                None
Martin J. Burke                   Senior Vice President                                         None
Paul C. Cahill                    Vice President                                                None
Cindy Colombo                     Vice President                                                None
Daniel D. Daly                    Vice President                                                None
Paul DeNicolo                     Vice President                                                None
Jonathan P. Fessel                Senior Vice President                                         None
Michael J. Gallagher              Senior Vice President                                         None
Joseph F. Gengo                   Senior Vice President                                         None
Ronald H. Gray                    Senior Vice President                                         None
Daniel F. Hally                   Vice President                                                None
JoAnn Ham                         Senior Vice President                                         None
Ned E. Hammond Jr.                Senior Vice President                                         None
John A. Harrington                Vice President                                                None
Derek B. Hayes                    Senior Vice President                                         None
Timothy J. Higgins                Vice President                                                None
Christoph Hoffman                 Senior Vice President                                         None
Kristina S. Hooper                Senior Vice President                                         None
Christopher J. Horan              Vice President                                                None
Steve W. Howell                   Vice President                                                None
John B. Hussey                    Vice President                                                None
Teresa L. Jettelson               Vice President                                                None
Dustin P. Kanode                  Vice President                                                None
Andrew G. Laing                   Vice President                                                None
Stephen R. Laut                   Senior Vice President                                         None
William E. Lynch                  Senior Vice President                                         None
Andrew J. Maloney                 Vice President                                                None
John C. Maney                     Chief Financial Officer.                                      Trustee
Ann H. McAdams                    Vice President                                                None
Joseph T. McMenamin               Senior Vice President                                         None
Wayne F. Meyer                    Senior Vice President                                         None
Andrew J. Meyers                  Managing Director and Chief Operating Officer                 None
R. Lee Milburn                    Senior Vice President                                         None
E. Blake Moore, Jr.               Managing Director and Chief Executive Officer                 None
Fiora N. Moyer                    Senior Vice President                                         None
Kerry A. Murphy                   Vice President                                                None
George E. Murphy                  Vice President                                                None
Phillip J. Neugebauer             Managing Director                                             None
Vinh T. Nguyen                    Senior Vice President and Treasurer                           None
Kelly Orr                         Vice President                                                None
Gregory S. Parker                 Vice President                                                None

                                       6

                                  POSITIONS AND                                                 POSITIONS
NAME AND PRINCIPAL                OFFICES WITH PRINCIPAL                                        AND OFFICES
BUSINESS ADDRESS+                 UNDERWRITER                                                   WITH REGISTRANT
--------------------              ----------------------                                        ---------------

Joffrey H. Pearlman               Senior Vice President                                         None
Glynne P. Pisapia                 Senior Vice President                                         None
Jennifer L. Quigley               Vice President                                                None
Andrew Revell                     Vice President                                                None
Scott Rose                        Vice President                                                None
Jay S. Rosoff                     Senior Vice President                                         None
Stephen M. Rudman                 Senior Vice President                                         None
Shahid S. Saigol                  Vice President                                                None
Eugene M. Smith Jr.               Senior Vice President                                         None
Cathy Smith                       Senior Vice President                                         None
R. Marty Smith                    Senior Vice President                                         None
Frederick S. Teceno               Senior Vice President                                         None
William H. Thomas Jr.             Senior Vice President                                         None
Kathleen C. Thompson              Vice President                                                None
Paul H. Troyer                    Senior Vice President                                         None
Nicholas K. Willett               Senior Vice President                                         None
Glen A. Zimmerman                 Vice President                                                None
William V. Healey                 Executive Vice President, Chief Legal Officer and Secretary   Assistant Secretary
Richard Kirk                      Senior Vice President, Associate General Counsel              Assistant Secretary
John Rotondi                      Vice President and Chief Compliance Officer                   None
Colleen Martin                    Senior Vice President and Controller                          None
Megan L. Frank                    Vice President                                                None
James T. Hartnett                 Vice President                                                None
Renee W. Hui                      Assistant Vice President                                      None
Colin C. Aymond                   Senior Vice President                                         None
Lee D. Beck                       Senior Vice President                                         None
Robert B. Beel                    Senior Vice President                                         None
Ira W. Cox                        Senior Vice President                                         None
Eric D. Downing                   Senior Vice President                                         None
Jonathan C. Hart                  Senior Vice President                                         None
Matthew T. Kobata                 Senior Vice President                                         None
Leslie s. Kravetzky               Senior Vice President                                         None
Robert J. Lewis                   Senior Vice President                                         None
Peter J. McCarthy                 Senior Vice President                                         None
Gregory J. Murphy                 Senior Vice President                                         None
Paul R. Nickodemus                Senior Vice President                                         None
Ryne A. Nishimi                   Senior Vice President                                         None
Joni H. Rheingold                 Senior Vice President                                         None
Thomas H. Scanlan                 Senior Vice President                                         None
Barrie L. Tiedemann Jr.           Senior Vice President                                         None
William T. Toner                  Senior Vice President                                         None
Richard Triolo                    Senior Vice President                                         None
Scott Whitehouse                  Senior Vice President                                         None
Bryce B. Bulman                   Vice President                                                None
Christopher A. Casenhiser         Vice President                                                None
Jeffrey P. Nizzardo               Vice President                                                None
Ralph A. Peluso                   Vice President                                                None
Peter M. Prinstein                Vice President                                                None
Frank J. Riccio                   Vice President                                                None
Mark G. Thomas                    Vice President                                                None
Justin R. Wingate                 Vice President                                                None
Brian Jacobs                      Managing Director, Co-Head of Sales                           None
James K. Patrick IV               Managing Director, Co-Head of Sales                           None
Kellie E. Davidson                Assistant Secretary                                           None
Seon L. Harry                     Vice President                                                None
Jeffrey G. Klepacki               Senior Vice President                                         None

                                       7

+ Principal business address for all individuals listed is 2187 Atlantic Street,
Stamford, CT 06902 or 888 San Clemente Drive, Suite 100, Newport Beach,
California 92660.

      c.    The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      The account books and other documents required to be maintained by the
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and
the Rules thereunder will be maintained at the offices of State Street Bank and
Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                       8

                                     NOTICE

      A copy of the Amended and Restated Agreement and Declaration of Trust of
Fixed Income SHares (the "Trust"), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                       9

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule
485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the
City of New York, and State of New York on the 28th day of February, 2007.

                                      FIXED INCOME SHARES

                                      By:  /s/ Brian S. Shlissel
                                           --------------------------
                                           Brian S. Shlissel
                                           President and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

-------------------------------------------------------------------------------------------------------------
         NAME AND SIGNATURE                         CAPACITY                             DATE
-------------------------------------------------------------------------------------------------------------

/s/ Brian S. Shlissel                  President and Chief Executive               February 28, 2007
---------------------                  Officer (principal executive
Brian S. Shlissel                      officer)
-------------------------------------------------------------------------------------------------------------

/s/ Lawrence G. Altadonna              Treasurer (principal financial              February 28, 2007
-------------------------              officer and principal accounting
Lawrence G. Altadonna                  officer)
-------------------------------------------------------------------------------------------------------------

/s/ Paul Belica
---------------
Paul Belica*                           Trustee                                     February 28, 2007
-------------------------------------------------------------------------------------------------------------

/s/ Rober E. Connor
-------------------
Robert E. Connor*                      Trustee                                     February 28, 2007
-------------------------------------------------------------------------------------------------------------

/s/ John J. Dalessandro
-----------------------
John J. Dalessandro II*                Trustee                                     February 28, 2007
-------------------------------------------------------------------------------------------------------------

Hans W. Kertess
----------------
Hans W. Kertess*                       Trustee                                     February 28, 2007
-------------------------------------------------------------------------------------------------------------

/s/ R. Peter Sullivan III
--------------------------
R. Peter Sullivan III*                 Trustee                                     February 28, 2007
-------------------------------------------------------------------------------------------------------------

/s/ John C. Maney
------------------
John C. Maney*                         Trustee                                     February 28, 2007
-------------------------------------------------------------------------------------------------------------

/s/ William B. Ogden, IV
------------------------
William B. Ogden, IV*                  Trustee                                     February 28, 2007
-------------------------------------------------------------------------------------------------------------

                              *By: /s/ Brian S. Shlissel
                                   --------------------------
                              Brian S. Shlissel, Attorney-in-Fact by Power of
                              Attorney previously filed
                              Date: February 28, 2007

                                       10

                                INDEX OF EXHIBITS

Exhibit No.   Exhibit Name
-----------   ------------

(j)           Consent of PricewaterhouseCoopers LLP.

(q)(2)        Power of Attorney for William B. Ogden, IV, John C. Maney, John J.
              Dalessandro II, Hans W. Kertess and R. Peter Sullivan III.

                                       11